UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                      Date of fiscal year end: May 31, 2008

                    Date of reporting period: August 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 98.84%

STOCK FUNDS: 11.78%
      20,997  DWS DREMAN HIGH RETURN EQUITY FUND                                                                    $   1,088,907
      70,310  ING GLOBAL REAL ESTATE FUND                                                                               1,546,106
      39,938  ING INTERNATIONAL VALUE FUND                                                                                876,630
      39,174  JOHN HANCOCK CLASSIC VALUE FUND                                                                           1,082,782
      40,581  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                      965,019
      56,032  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                       2,177,960
       5,668  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                  301,974
      25,509  THORNBURG INTERNATIONAL VALUE FUND                                                                          881,347

                                                                                                                        8,920,725
                                                                                                                    -------------
AFFILIATED STOCK FUNDS: 9.40%
      98,869  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                1,097,450
         N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              2,148,155
         N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                        882,203
         N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      1,067,497
      64,258  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                                 965,160
         N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                         956,872

                                                                                                                        7,117,337
                                                                                                                    -------------
BOND FUNDS: 12.41%
     576,086  OPPENHEIMER INTERNATIONAL BOND FUND                                                                       3,565,974
     161,109  PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                  2,263,575
     376,914  PIMCO HIGH YIELD FUND                                                                                     3,569,379

                                                                                                                        9,398,928
                                                                                                                    -------------
AFFILIATED BOND FUNDS: 65.25%
   1,369,533  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                         14,119,889
   2,130,746  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                                21,158,305
         N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        14,118,469

                                                                                                                       49,396,663
                                                                                                                    -------------
TOTAL INVESTMENT COMPANIES (COST $73,520,363)                                                                          74,833,653
                                                                                                                    -------------

PRINCIPAL                                                                       INTEREST RATE      MATURITY DATE
US TREASURY SECURITIES: 0.25%

US TREASURY BILLS: 0.25%
$    190,000  US TREASURY BILL^#                                                     3.92%           02/07/2008           186,715

TOTAL US TREASURY SECURITIES (COST $186,773)                                                                              186,715
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $73,707,136)*                                                 99.09%                                          $  75,020,368

OTHER ASSETS AND LIABILITIES, NET                                    0.91                                                 688,901
                                                                   ------                                           -------------

TOTAL NET ASSETS                                                   100.00%                                          $  75,709,269
                                                                   ------                                           -------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 99.82%

STOCK FUNDS: 51.00%
     293,389  DWS DREMAN HIGH RETURN EQUITY FUND                                                                    $  15,215,136
     559,433  ING INTERNATIONAL VALUE FUND                                                                             12,279,556
     546,621  JOHN HANCOCK CLASSIC VALUE FUND                                                                          15,108,617
     597,918  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                   14,218,499
     791,411  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      30,762,140
      78,056  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                4,158,835
     365,172  THORNBURG INTERNATIONAL VALUE FUND                                                                       12,616,687

                                                                                                                      104,359,470
                                                                                                                    -------------
AFFILIATED STOCK FUNDS: 48.82%
   1,386,597  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               15,391,226
         N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             30,575,456
         N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     12,332,794
         N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     15,324,594
     880,755  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                              13,228,938
         N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      13,054,750

                                                                                                                       99,907,758
                                                                                                                    -------------

TOTAL INVESTMENT COMPANIES (COST $178,608,710)                                                                        204,267,228
                                                                                                                    -------------
SHORT-TERM INVESTMENTS: 0.02%

MUTUAL FUNDS: 0.02%
      42,912  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                    42,912

TOTAL SHORT-TERM INVESTMENTS (COST $42,912)                                                                                42,912
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $178,651,622)*                                                99.84%                                          $ 204,310,140

OTHER ASSETS AND LIABILITIES, NET                                    0.16                                                 324,761
                                                                   ------                                           -------------

TOTAL NET ASSETS                                                   100.00%                                          $ 204,634,901
                                                                   ------                                           -------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 98.30%

STOCK FUNDS: 39.97%
     176,323  DWS DREMAN HIGH RETURN EQUITY FUND                                                                    $   9,144,134
     150,503  ING GLOBAL REAL ESTATE FUND                                                                               3,309,560
     336,881  ING INTERNATIONAL VALUE FUND                                                                              7,394,548
     329,000  JOHN HANCOCK CLASSIC VALUE FUND                                                                           9,093,568
     344,374  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                    8,189,202
     473,531  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      18,406,133
      48,154  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                2,565,645
     219,274  THORNBURG INTERNATIONAL VALUE FUND                                                                        7,575,904

                                                                                                                       65,678,694
                                                                                                                    -------------
AFFILIATED STOCK FUNDS: 36.87%
     831,615  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                9,230,929
         N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             18,314,380
         N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      7,531,719
         N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      9,186,292
     546,540  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                               8,209,031
         N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       8,111,525

                                                                                                                       60,583,876
                                                                                                                    -------------
BOND FUNDS: 8.53%
     739,098  OPPENHEIMER INTERNATIONAL BOND FUND                                                                       4,575,019
     345,960  PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                  4,860,734
     484,397  PIMCO HIGH YIELD FUND                                                                                     4,587,237

                                                                                                                       14,022,990
                                                                                                                    -------------
AFFILIATED BOND FUNDS: 12.93%
   1,028,597  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                         10,604,840
         N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        10,651,592

                                                                                                                       21,256,432
                                                                                                                    -------------

TOTAL INVESTMENT COMPANIES (COST $152,501,937)                                                                        161,541,992
                                                                                                                    -------------

PRINCIPAL                                                                       INTEREST RATE      MATURITY DATE
US TREASURY SECURITIES: 0.71%

US TREASURY BILLS: 0.71%
$  1,190,000  US TREASURY BILL^#                                                     3.92%           02/07/2008         1,169,425

TOTAL US TREASURY SECURITIES (COST $1,169,786)                                                                          1,169,425
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $153,671,723)*                                                99.01%                                          $ 162,711,417

OTHER ASSETS AND LIABILITIES, NET                                    0.99                                               1,623,026
                                                                   ------                                           -------------

TOTAL NET ASSETS                                                   100.00%                                          $ 164,334,443
                                                                   ------                                           -------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 98.39%

STOCK FUNDS: 32.90%
     556,670  DWS DREMAN HIGH RETURN EQUITY FUND                                                                    $  28,868,926
     578,157  ING GLOBAL REAL ESTATE FUND                                                                              12,713,662
   1,062,201  ING INTERNATIONAL VALUE FUND                                                                             23,315,303
   1,037,176  JOHN HANCOCK CLASSIC VALUE FUND                                                                          28,667,539
   1,078,826  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                   25,654,472
   1,489,243  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      57,886,891
     146,636  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                7,812,746
     691,039  THORNBURG INTERNATIONAL VALUE FUND                                                                       23,875,393

                                                                                                                      208,794,932
                                                                                                                    -------------
AFFILIATED STOCK FUNDS: 30.01%
   2,613,662  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               29,011,652
         N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             57,688,285
         N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     23,588,529
         N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     28,901,224
   1,713,174  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                              25,731,872
         N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      25,526,989

                                                                                                                      190,448,551
                                                                                                                    -------------
BOND FUNDS: 12.29%
   4,779,487  OPPENHEIMER INTERNATIONAL BOND FUND                                                                      29,585,025
   1,339,214  PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                 18,815,962
   3,127,392  PIMCO HIGH YIELD FUND                                                                                    29,616,401

                                                                                                                       78,017,388
                                                                                                                    -------------
AFFILIATED BOND FUNDS: 23.19%
   7,426,919  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                         76,571,539
         N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        70,596,974

                                                                                                                      147,168,513
                                                                                                                    -------------

TOTAL INVESTMENT COMPANIES (COST $576,402,756)                                                                        624,429,384
                                                                                                                    -------------

PRINCIPAL                                                                       INTEREST RATE      MATURITY DATE
US TREASURY SECURITIES: 0.73%

US TREASURY BILLS: 0.73%
$  4,735,000  US TREASURY BILL^#                                                     3.99%           02/07/2008         4,653,132

TOTAL US TREASURY SECURITIES (COST $4,654,568)                                                                          4,653,132
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $581,057,324)*                                                99.12%                                          $ 629,082,516

OTHER ASSETS AND LIABILITIES, NET                                    0.88                                               5,598,292
                                                                   ------                                           -------------

TOTAL NET ASSETS                                                   100.00%                                          $ 634,680,808
                                                                   ------                                           -------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER MODERATE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 98.15%

STOCK FUNDS: 21.17%
      89,788  DWS DREMAN HIGH RETURN EQUITY FUND                                                                    $   4,656,381
     156,045  ING GLOBAL REAL ESTATE FUND                                                                               3,431,435
     171,988  ING INTERNATIONAL VALUE FUND                                                                              3,775,128
     168,774  JOHN HANCOCK CLASSIC VALUE FUND                                                                           4,664,915
     176,696  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                    4,201,835
     243,315  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                       9,457,640
      24,134  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                1,285,854
     112,432  THORNBURG INTERNATIONAL VALUE FUND                                                                        3,884,515

                                                                                                                       35,357,703
                                                                                                                    -------------
AFFILIATED STOCK FUNDS: 18.34%
     424,207  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                4,708,699
         N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              9,249,025
         N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      3,844,031
         N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      4,577,326
     276,025  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                               4,145,901
         N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       4,107,615

                                                                                                                       30,632,597
                                                                                                                    -------------
BOND FUNDS: 12.22%
   1,254,658  OPPENHEIMER INTERNATIONAL BOND FUND                                                                       7,766,335
     348,141  PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                  4,891,381
     818,839  PIMCO HIGH YIELD FUND                                                                                     7,754,403

                                                                                                                       20,412,119
                                                                                                                    -------------
AFFILIATED BOND FUNDS: 46.42%
   2,263,220  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                         23,333,796
   3,118,519  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                                30,966,898
         N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        23,237,610

                                                                                                                       77,538,304
                                                                                                                    -------------

TOTAL INVESTMENT COMPANIES (COST $158,717,599)                                                                        163,940,723
                                                                                                                    -------------

PRINCIPAL                                                                       INTEREST RATE      MATURITY DATE
US TREASURY SECURITIES: 0.48%

US TREASURY BILLS: 0.48%
$    815,000  US TREASURY BILL^#                                                     3.92%           02/07/2008           800,909

TOTAL US TREASURY SECURITIES (COST $801,156)                                                                              800,909
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $159,518,755)*                                                98.63%                                          $ 164,741,632

OTHER ASSETS AND LIABILITIES, NET                                    1.37                                               2,290,056
                                                                   ------                                           -------------

TOTAL NET ASSETS                                                   100.00%                                          $ 167,031,688
                                                                   ------                                           -------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 99.81%

STOCK FUNDS: 59.15%
     932,337  DWS DREMAN HIGH RETURN EQUITY FUND                                                                    $  48,351,012
   3,702,661  ING INTERNATIONAL VALUE FUND                                                                             81,273,414
   1,745,161  JOHN HANCOCK CLASSIC VALUE FUND                                                                          48,236,249
     376,066  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                    8,942,838
     626,353  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      24,346,338
     518,346  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                               27,617,480
   2,371,624  THORNBURG INTERNATIONAL VALUE FUND                                                                       81,939,610

                                                                                                                      320,706,941
                                                                                                                    --------------

AFFILIATED STOCK FUNDS: 40.66%
   1,104,359  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               12,258,389
         N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             96,834,404
         N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     81,216,726
         N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     12,134,586
     600,598  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                               9,020,986
         N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       8,951,140

                                                                                                                      220,416,231
                                                                                                                    --------------

TOTAL INVESTMENT COMPANIES (COST $493,513,156)                                                                        541,123,172
                                                                                                                    --------------
SHORT-TERM INVESTMENTS: 0.06%

MUTUAL FUNDS: 0.06%

     298,545  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                   298,545

TOTAL SHORT-TERM INVESTMENTS (COST $298,545)                                                                              298,545
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $493,811,701)*                         99.87%                                                                 $ 541,421,717

OTHER ASSETS AND LIABILITIES, NET             0.13                                                                        714,324
                                            ------                                                                  --------------

TOTAL NET ASSETS                            100.00%                                                                 $ 542,136,041
                                            ------                                                                  --------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

      The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Each Fund records its pro rata share of the Master Portfolio's net investment income, and realized and unrealized gain and loss daily.

      Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      Capital gain distributions from underlying funds are treated as realized gains.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.


WELLS FARGO ADVANTAGE INCOME FUNDS                                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------



    CORPORATE BOND FUND
----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

AGENCY SECURITIES: 0.01%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.00%
$            510  FHLMC #170027                                                       14.75%      03/01/2010   $               574
           3,202  FHLMC #170065                                                       14.00       09/01/2012                 3,628

                                                                                                                             4,202
                                                                                                              --------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.00%
           1,780  GNMA #45265                                                         15.00       08/15/2011                 2,051
           1,107  GNMA #53809                                                         15.00       02/15/2012                 1,281
           1,582  GNMA #54340                                                         15.00       05/15/2012                 1,831

                                                                                                                             5,163
                                                                                                              --------------------

SMALL BUSINESS ADMINISTRATION: 0.01%
         230,919  SBA #40013++(C)(I)                                                   3.27       09/30/2017                 5,773
                                                                                                              --------------------

TOTAL AGENCY SECURITIES (COST $574,859)                                                                                     15,138
                                                                                                              --------------------

CORPORATE BONDS & NOTES: 71.72%

AGRICULTURAL PRODUCTION CROPS: 0.86%
       2,129,000  BUNGE LIMITED FINANCE CORPORATION                                    4.38       12/15/2008             2,092,726
                                                                                                              --------------------

APPAREL & ACCESSORY STORES: 1.09%
         745,000  FEDERATED DEPARTMENT STORES INCORPORATED                             6.90       04/01/2029               702,818
       1,855,000  JC PENNY COMPANY INCORPORATED SERIES MTNA                            6.88       10/15/2015             1,932,494

                                                                                                                         2,635,312
                                                                                                              --------------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.58%
       1,400,000  DAIMLER FINANCE NORTH AMERICA LLC SERIES MTN+/-                      5.84       09/10/2007             1,400,036
                                                                                                              --------------------

BUSINESS SERVICES: 0.40%
         945,000  EQUIFAX INCORPORATED                                                 6.30       07/01/2017               970,866
                                                                                                              --------------------

COMMUNICATIONS: 11.52%
       1,195,000  ALAMOSA DELAWARE INCORPORATED                                        8.50       01/31/2012             1,246,847
       3,415,000  AT&T CORPORATION                                                     8.00       11/15/2031             4,063,679
       5,010,000  COMCAST CORPORATION                                                  5.88       02/15/2018             4,892,345
       1,200,000  COX COMMUNICATIONS INCORPORATED                                      4.63       01/15/2010             1,180,952
         955,000  EMBARQ CORPORATION                                                   7.08       06/01/2016               984,866
       2,420,000  HISTORIC TW INCORPORATED                                             6.63       05/15/2029             2,372,273
       1,080,000  NEWS AMERICA HOLDINGS INCORPORATED                                   8.25       08/10/2018             1,239,862
       1,410,000  SPRINT CAPITAL CORPORATION                                           6.88       11/15/2028             1,372,447
       1,720,000  SPRINT CAPITAL CORPORATION                                           6.90       05/01/2019             1,748,287
       4,055,000  TIME WARNER CABLE INCORPORATED++                                     5.40       07/02/2012             4,007,504
       1,490,000  VALOR TELECOMMUNICATIONS ENTERPRISES                                 7.75       02/15/2015             1,538,921
       2,160,000  VERIZON (FLORIDA) INCORPORATED SERIES F                              6.13       01/15/2013             2,220,834
       1,000,000  VIACOM INCORPORATED                                                  5.75       04/30/2011             1,006,805

                                                                                                                        27,875,622
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS: 4.66%
       2,500,000  BANK OF AMERICA CORPORATION                                          6.00       09/01/2017             2,524,205
       4,500,000  CITIGROUP INCORPORATED                                               5.00       09/15/2014             4,308,674
       1,775,000  JPMORGAN CHASE & COMPANY                                             5.13       09/15/2014             1,724,798
       1,695,000  M&T BANK CORPORATION+++/-                                            3.85       04/01/2013             1,683,682
         995,000  SB TREASURY COMPANY LLC+++/-                                         9.40       12/31/2049             1,027,770

                                                                                                                        11,269,129
                                                                                                              --------------------



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



1



WELLS FARGO ADVANTAGE INCOME FUNDS                                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------



    CORPORATE BOND FUND
----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

EATING & DRINKING PLACES: 0.58%
$      1,540,000  DARDEN RESTAURANTS                                                   6.00%      08/15/2035   $         1,408,153
                                                                                                              --------------------

ELECTRIC, GAS & SANITARY SERVICES: 13.21%
       1,200,000  AMEREN CORPORATION                                                   5.40       02/01/2016             1,165,022
       2,250,000  CAROLINA POWER & LIGHT COMPANY                                       5.15       04/01/2015             2,182,329
         825,000  CLEVELAND ELECTRIC ILLUMINATION                                      5.65       12/15/2013               818,784
       3,660,000  CONSUMERS ENERGY COMPANY SERIES B<<                                  5.38       04/15/2013             3,662,584
       2,555,553  FPL ENERGY CAITHNESS FUNDING++                                       7.65       12/31/2018             2,788,619
       1,735,000  IPALCO ENTERPRISES INCORPORATED                                      8.38       11/14/2008             1,756,688
         955,000  IPALCO ENTERPRISES INCORPORATED                                      8.63       11/14/2011               981,263
       1,460,000  METROPOLITAN EDISON COMPANY                                          4.95       03/15/2013             1,405,821
         935,000  MIDAMERICAN ENERGY HOLDINGS COMPANY++                                6.50       09/15/2037               942,514
       2,045,000  MONONGAHELA POWER COMPANY                                            6.70       06/15/2014             2,158,021
       1,550,000  NEVADA POWER COMPANY SERIES N                                        6.65       04/01/2036             1,513,333
       1,025,000  NEVADA POWER COMPANY SERIES O                                        6.50       05/15/2018             1,037,234
       1,405,000  NISOURCE CAPITAL MARKETS INCORPORATED                                6.78       12/01/2027             1,412,538
         770,000  POTOMAC EDISON COMPANY                                               5.35       11/15/2014               750,539
       1,405,000  PUBLIC SERVICE COMPANY OF COLORADO                                   6.25       09/01/2037             1,416,604
       1,650,778  SALTON SEA FUNDING CORPORATION SERIES C                              7.84       05/30/2010             1,696,026
       1,040,473  SALTON SEA FUNDING CORPORATION SERIES F                              7.48       11/30/2018             1,123,472
       1,550,000  SOUTHERN CALIFORNIA EDISON                                           7.63       01/15/2010             1,633,041
         865,000  TENNESSEE GAS PIPELINE COMPANY                                       7.50       04/01/2017               932,699
       1,465,000  WASTE MANAGEMENT INCORPORATED                                        7.38       08/01/2010             1,546,038
       1,165,000  WESTAR ENERGY INCORPORATED                                           5.88       07/15/2036             1,065,063

                                                                                                                        31,988,232
                                                                                                              --------------------

EXECUTIVE, LEGISLATIVE & GEN GOVERNMENT, EXCEPT FINANCE: 0.48%
       1,170,000  SENECA NATION INDIANS CAPITAL IMPROVEMENTS AUTHORITY SERIES
                  07-B++                                                               6.75       12/01/2013             1,163,577
                                                                                                              --------------------

FOOD & KINDRED PRODUCTS: 1.56%
       1,245,000  GENERAL MILLS INCORPORATED                                           5.65       09/10/2012             1,253,528
       1,000,000  KRAFT FOODS INCORPORATED                                             6.00       02/11/2013             1,020,176
       1,490,000  MILLER BREWING CORPORATION++                                         5.50       08/15/2013             1,505,062

                                                                                                                         3,778,766
                                                                                                              --------------------

FOOD STORES: 1.22%
       1,552,000  DELHAIZE AMERICA INCORPORATED                                        9.00       04/15/2031             1,815,840
       1,085,000  SAFEWAY INCORPORATED<<                                               7.25       02/01/2031             1,144,313

                                                                                                                         2,960,153
                                                                                                              --------------------

FORESTRY: 0.41%
       1,000,000  PLUM CREEK TIMBER COMPANY INCORPORATED                               5.88       11/15/2015               986,822
                                                                                                              --------------------

HEALTH SERVICES: 1.26%
       1,675,000  COVENTRY HEALTH CARE INCORPORATED                                    6.30       08/15/2014             1,672,543
       1,410,000  WELLPOINT INCORPORATED                                               6.38       06/15/2037             1,381,263

                                                                                                                         3,053,806
                                                                                                              --------------------

HOLDING & OTHER INVESTMENT OFFICES: 2.68%
       3,500,000  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED                        4.88       08/15/2010             3,478,629
       3,075,000  OMX TIMBER FINANCE INVESTMENTS LLC SERIES 1++                        5.42       01/29/2020             3,011,286

                                                                                                                         6,489,915
                                                                                                              --------------------

INSURANCE CARRIERS: 1.43%
       1,210,000  FUND AMERICAN COMPANIES INCORPORATED                                 5.88       05/15/2013             1,205,177
       1,100,000  UNUMPROVIDENT FINANCE COMPANY++                                      6.85       11/15/2015             1,114,062



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



2



WELLS FARGO ADVANTAGE INCOME FUNDS                                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------



    CORPORATE BOND FUND
----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

INSURANCE CARRIERS (continued)
$      1,215,000  WR BERKLEY CORPORATION                                               6.25%      02/15/2037   $         1,140,846

                                                                                                                         3,460,085
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.24%
         980,000  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                         6.13       07/01/2015               960,130
       2,000,000  THERMO ELECTRON CORPORATION                                          7.63       10/30/2008             2,037,722

                                                                                                                         2,997,852
                                                                                                              --------------------

MISCELLANEOUS RETAIL: 1.37%
       1,483,708  CVS CAREMARK CORPORATION++                                           7.77       01/10/2012             1,609,464
       1,759,215  CVS LEASE PASS-THROUGH SERIES T++                                    6.04       12/10/2028             1,715,464

                                                                                                                         3,324,928
                                                                                                              --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 4.91%
       1,000,000  AGUA CALIENTE BAND OF CAHUILLA INDIANS++                             6.44       10/01/2016               999,900
       1,210,000  CAPITAL ONE BANK                                                     6.50       06/13/2013             1,233,813
       1,200,000  FORD MOTOR CREDIT COMPANY                                            7.38       10/28/2009             1,135,519
       2,000,000  GENERAL ELECTRIC CAPITAL CORPORATION<<                               4.13       03/04/2008             1,986,314
         935,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                     6.15       08/07/2037               955,646
       2,500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     5.88       02/15/2012             2,561,058
       1,420,000  GMAC LLC                                                             6.00       12/15/2011             1,220,917
       1,125,000  GMAC LLC<<                                                           6.13       01/22/2008             1,117,296
         815,000  RESIDENTIAL CAPITAL CORPORATION                                      6.38       06/30/2010               627,550
          55,000  RESIDENTIAL CAPITAL CORPORATION                                      6.50       04/17/2013                41,388

                                                                                                                        11,879,401
                                                                                                              --------------------

OFFICE EQUIPMENT: 1.02%
       2,500,000  XEROX CORPORATION                                                    5.50       05/15/2012             2,471,460
                                                                                                              --------------------

OIL & GAS EXTRACTION: 1.77%
         445,000  DEVON FINANCING CORPORATION ULC                                      7.88       09/30/2031               523,168
       2,160,000  PEMEX PROJECT FUNDING MASTER TRUST                                   8.85       09/15/2007             2,168,100
       1,455,000  XTO ENERGY INCORPORATED                                              7.50       04/15/2012             1,585,490

                                                                                                                         4,276,758
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES: 1.06%
       1,500,000  AMERADA HESS CORPORATION                                             7.13       03/15/2033             1,598,463
       1,000,000  TESORO CORPORATION++                                                 6.50       06/01/2017               972,500

                                                                                                                         2,570,963
                                                                                                              --------------------

PHARMACEUTICALS: 0.84%
       1,925,000  WYETH                                                                6.95       03/15/2011             2,036,937
                                                                                                              --------------------

PIPELINES: 0.89%
       1,170,000  ENTERPRISE PRODUCTS OPERATIONS SERIES B                              5.60       10/15/2014             1,147,136
         910,000  TEXAS EASTERN TRANSMISSION LP                                        7.00       07/15/2032             1,004,052

                                                                                                                         2,151,188
                                                                                                              --------------------

PRIMARY METAL INDUSTRIES: 0.64%
       1,490,000  CORNING INCORPORATED                                                 7.25       08/15/2036             1,554,875
                                                                                                              --------------------

RAILROAD TRANSPORTATION: 0.46%
       1,080,000  UNION PACIFIC CORPORATION                                            6.50       04/15/2012             1,118,422
                                                                                                              --------------------


THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



3



WELLS FARGO ADVANTAGE INCOME FUNDS                                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------



    CORPORATE BOND FUND
----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

REAL ESTATE INVESTMENT TRUSTS (REITS): 5.96%
$      1,265,000  AVALONBAY COMMUNITIES SERIES MTN                                     6.63%      09/15/2011   $         1,324,016
       1,310,000  BRANDYWINE OPERATION PARTNERS                                        5.75       04/01/2012             1,300,261
       2,785,000  EQUITY ONE INCORPORATED                                              3.88       04/15/2009             2,713,932
       1,075,000  ERP OPERATING LP<<                                                   6.95       03/02/2011             1,122,125
       2,660,000  HRPT PROPERTIES TRUST                                                5.75       02/15/2014             2,635,422
         850,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                   5.65       06/01/2014               845,548
       1,880,000  LIBERTY PROPERTY LP                                                  7.25       03/15/2011             1,955,773
       1,410,000  RECKSON OPERATING PARTNERSHIP LP                                     6.00       03/31/2016             1,352,839
       1,210,000  ROUSE COMPANY                                                        3.63       03/15/2009             1,169,407

                                                                                                                        14,419,323
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 6.61%
       5,955,000  GOLDMAN SACHS GROUP INCORPORATED                                     5.13       01/15/2015             5,650,306
       1,470,000  LAZARD GROUP LLC                                                     7.13       05/15/2015             1,501,330
       1,265,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                     6.00       07/19/2012             1,263,497
       2,340,000  MERRILL LYNCH & COMPANY INCORPORATED                                 6.40       08/28/2017             2,384,858
       5,000,000  MORGAN STANLEY                                                       6.75       04/15/2011             5,211,020

                                                                                                                        16,011,011
                                                                                                              --------------------

TOBACCO PRODUCTS: 1.10%
       1,480,000  ALTRIA GROUP INCORPORATED                                            7.65       07/01/2008             1,502,970
       1,135,000  REYNOLDS AMERICAN INCORPORATED                                       6.75       06/15/2017             1,151,619

                                                                                                                         2,654,589
                                                                                                              --------------------

TRANSPORTATION BY AIR: 0.39%
         965,000  CONTINENTAL AIRLINES INCORPORATED SERIES A                           5.98       04/19/2022               937,980
                                                                                                              --------------------

TRANSPORTATION EQUIPMENT: 1.52%
       2,175,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                               6.50       11/15/2013             2,247,686
       1,365,000  GOODRICH COMPANY                                                     6.29       07/01/2016             1,428,748

                                                                                                                         3,676,434
                                                                                                              --------------------

TOTAL CORPORATE BONDS & NOTES (COST $175,504,810)                                                                      173,615,321
                                                                                                              --------------------

FOREIGN CORPORATE BONDS: 13.75%
       1,425,000  AMERICA MOVIL SA DE CV+++/-                                          5.46       06/27/2008             1,423,504
       1,515,000  AMERICA MOVIL SA DE CV                                               5.50       03/01/2014             1,490,306
       1,255,000  BARCLAYS BANK PLC+++/-                                               5.93       12/31/2049             1,189,158
       2,370,000  BRITISH TELECOM PLC                                                  9.13       12/15/2030             3,167,479
       1,580,000  COMMONWEALTH BANK OF AUSTRALIA+++/-                                  6.02       03/29/2049             1,522,006
         485,000  DELHAIZE GROUP++                                                     6.50       06/15/2017               490,424
       2,660,000  DEUTSCHE BANK AG LONDON                                              6.00       09/01/2017             2,683,730
         725,000  GAZ CAPITAL FOR GAZPROM++                                            6.51       03/07/2022               700,713
       1,180,000  GRUPO TELEVISA SA                                                    6.63       03/18/2025             1,196,620
       1,605,000  MUFG CAPITAL FINANCING 1 LIMITED+/-                                  6.35       07/29/2049             1,531,883
       1,410,000  PCCW HKT CAPITAL LIMITED++                                           8.00       11/15/2011             1,534,754
         960,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                              6.13       10/06/2016               942,000
       1,750,000  ROGERS WIRELESS INCORPORATED                                         6.38       03/01/2014             1,771,431
       1,470,000  SHAW COMMUNICATIONS INCORPORATED                                     7.20       12/15/2011             1,510,425
       1,420,000  SMFG PREFERRED CAPITAL+++/-                                          6.08       12/29/2049             1,324,406
       2,000,000  TELECOM ITALIA CAPITAL                                               5.25       10/01/2015             1,886,380
         755,000  TELECOM ITALIA CAPITAL                                               7.20       07/18/2036               785,141
         835,000  TELEFONICA EMISIONES SAU<<                                           7.05       06/20/2036               869,351
       1,415,000  UBS LUXEMBOURG SA FOR OJSC VIMPEL COMMUNICATIONS++                   8.00       02/11/2010             1,436,225
       1,545,000  VODAFONE GROUP PLC                                                   6.15       02/27/2037             1,455,350
       2,750,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                        7.38       12/15/2028             2,988,406


THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



4



WELLS FARGO ADVANTAGE INCOME FUNDS                                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------



    CORPORATE BOND FUND
----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

FOREIGN CORPORATE BONDS (continued)
$      1,440,000  WESTFIELD GROUP++                                                    5.70%      10/01/2016   $         1,398,014

TOTAL FOREIGN CORPORATE BONDS@ (COST $33,378,000)                                                                       33,297,706
                                                                                                              --------------------

FOREIGN GOVERNMENT BONDS: 2.05%
       4,580,000  UNITED MEXICAN STATES<<                                              7.50       01/14/2012             4,955,560

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $4,673,238)                                                                        4,955,560
                                                                                                              --------------------

MUNICIPAL BONDS & NOTES: 2.82%

CALIFORNIA: 0.47%
       1,135,000  BELL CA PFA TAXABLE BOND ANTICIPATED NOTES (PROPERTY TAX
                  REVENUE)                                                             7.40       11/01/2007             1,136,339
                                                                                                              --------------------

IOWA: 0.17%
         395,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX
                  REVENUE LOC)                                                         6.79       06/01/2010               402,726
                                                                                                              --------------------

LOUISIANA: 0.51%
       1,246,129  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                  (OTHER REVENUE LOC)                                                  6.36       05/15/2025             1,247,388
                                                                                                              --------------------

OREGON: 0.72%
       1,720,000  COW CREEK BAND UMQUA TRIBE OF INDIANS OREGON SERIES A (OTHER
                  REVENUE)                                                             6.88       10/01/2011             1,749,997
                                                                                                              --------------------

VIRGINIA: 0.53%
       1,425,000  TOBACCO SETTLEMENT FINANCING CORPORATION VA SERIES A1                6.71       06/01/2046             1,290,138
                                                                                                              --------------------

WISCONSIN: 0.42%
       1,000,000  DANE COUNTY WI (PROPERTY TAX REVENUE)                                5.85       12/01/2022             1,011,990
                                                                                                              --------------------

TOTAL MUNICIPAL BONDS & NOTES (COST $6,917,057)                                                                          6,838,578
                                                                                                              --------------------

US TREASURY SECURITIES: 5.55%

US TREASURY BONDS: 4.20%
      10,300,000  US TREASURY BOND<<                                                   4.75       02/15/2037            10,159,982
                                                                                                              --------------------

US TREASURY NOTES: 1.35%
         395,000  US TREASURY NOTE<<                                                   4.25       10/15/2010               395,833
       2,805,000  US TREASURY NOTE<<                                                   4.88       06/30/2012             2,879,065

                                                                                                                         3,274,898
                                                                                                              --------------------

TOTAL US TREASURY SECURITIES (COST $13,179,997)                                                                         13,434,880
                                                                                                              --------------------

COLLATERAL FOR SECURITIES LENDING: 9.27%
                                                                                                              --------------------

COLLATERAL INVESTED IN OTHER ASSETS: 9.27%
          77,185  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                             5.59       11/21/2007                77,188
             849  AMERICAN GENERAL FINANCE CORPORATION+/-                              5.48       01/18/2008                   849
           7,719  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                   5.46       09/27/2007                 7,718
         308,742  AMSTERDAM FUNDING CORPORATION                                        6.16       09/18/2007               308,112
         179,456  ATLAS CAPITAL FUNDING CORPORATION++                                  5.32       09/13/2007               179,221
         308,742  ATLAS CAPITAL FUNDING CORPORATION+++/-                               5.50       04/25/2008               308,689
         192,964  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                   5.10       10/25/2007               192,971
         192,964  ATOMIUM FUNDING CORPORATION++                                        5.89       09/19/2007               192,541
         385,927  BASF FINANCE EUROPE NV+++/-                                          5.35       09/19/2008               385,812
         192,964  BEAR STEARNS & COMPANY INCORPORATED+/-                               5.46       10/05/2007               192,964
          39,751  BEAR STEARNS & COMPANY INCORPORATED+/-                               5.96       09/27/2007                39,737


THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



5



WELLS FARGO ADVANTAGE INCOME FUNDS                                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------



    CORPORATE BOND FUND
----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        385,927  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $386,165)            5.55%      09/04/2007   $           385,927
         771,855  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $772,335)                        5.60       09/04/2007               771,855
         372,420  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                    5.50       10/03/2007               372,271
         231,556  BNP PARIBAS+/-                                                       5.33       05/07/2008               231,244
         771,855  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $772,333)                                            5.58       09/04/2007               771,855
         308,742  BRYANT PARK FUNDING LLC++                                            6.12       09/19/2007               308,066
         231,556  BUCKINGHAM III CDO LLC                                               5.34       09/17/2007               231,117
         192,964  CEDAR SPRINGS CAPITAL COMPANY                                        5.37       09/07/2007               192,879
          67,221  CHARIOT FUNDING LLC++                                                5.89       09/25/2007                67,015
         219,979  CHEYNE FINANCE LLC+++/-                                              5.05       02/25/2008               208,989
          77,185  CIT GROUP INCORPORATED+/-                                            5.43       12/19/2007                76,323
       2,122,601  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $2,123,917)                                          5.58       09/04/2007             2,122,601
          61,748  CLIPPER RECEIVABLES CORPORATION                                      6.15       09/19/2007                61,613
         176,369  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                      5.45       09/04/2007               176,369
         173,667  CREDIT AGRICOLE SA                                                   5.34       02/25/2008               173,572
          17,675  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-          5.73       10/29/2007                17,687
       1,730,266  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $1,731,342)                           5.60       09/04/2007             1,730,266
         463,113  CULLINAN FINANCE CORPORATION                                         5.31       09/04/2007               463,113
         192,964  CULLINAN FINANCE CORPORATION+++/-                                    5.45       08/04/2008               192,904
         200,682  DEER VALLEY FUNDING LLC++                                            5.39       09/12/2007               200,447
         192,964  DEER VALLEY FUNDING LLC++                                            5.89       09/14/2007               192,682
         270,149  EBBETS FUNDING LLC                                                   6.23       09/25/2007               269,323
         270,149  FALCON ASSET SECURITIZATION CORPORATION++                            5.30       09/14/2007               269,755
         115,778  FALCON ASSET SECURITIZATION CORPORATION                              5.37       11/06/2007               114,717
           7,719  FIVE FINANCE INCORPORATED+++/-                                       5.33       09/13/2007                 7,718
          77,185  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       5.40       10/31/2007                76,545
         123,497  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        5.67       06/16/2008               123,497
         154,371  HARRIER FINANCE FUNDING LLC                                          6.12       09/05/2007               154,348
         270,149  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.66       08/16/2008               270,149
         757,962  K2 (USA) LLC                                                         6.14       10/05/2007               754,543
         277,868  KESTREL FUNDING US LLC+++/-                                          5.48       02/25/2008               277,857
          38,593  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        6.30       09/05/2007                38,587
         115,778  LEXINGTON PARKER CAPITAL CORPORATION                                 5.78       09/13/2007               115,627
          19,296  LIBERTY LIGHT US CAPITAL+++/-                                        5.09       11/21/2007                19,301
         223,838  LIBERTY STREET FUNDING CORPORATION                                   6.09       09/18/2007               223,381
         308,742  LIBERTY STREET FUNDING CORPORATION                                   6.25       09/27/2007               307,708
         578,891  LIQUID FUNDING LIMITED+++/-                                          5.33       06/11/2008               578,810
           7,719  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                            5.53       02/15/2008                 7,718
           5,789  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                  5.61       01/02/2008                 5,789
         192,964  METLIFE GLOBAL FUNDING I+++/-ss.                                     5.49       10/21/2008               192,730
         154,371  MONT BLANC CAPITAL CORPORATION                                       6.07       09/24/2007               153,920
         115,778  MORGAN STANLEY+/-                                                    5.45       04/07/2008               115,778
          16,595  MORGAN STANLEY+/-                                                    5.48       11/09/2007                16,581
         617,484  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $617,867)                                            5.58       09/04/2007               617,484
         771,855  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $772,333)                                            5.58       09/04/2007               771,855
         118,673  MORGAN STANLEY SERIES EXL+/-                                         5.69       09/15/2008               118,478
         192,964  NATEXIS BANQUES POPULAIRES+++/-                                      5.35       11/09/2007               192,995
          92,623  NORTH SEA FUNDING LLC++                                              5.40       09/10/2007                92,542
         145,881  NORTH SEA FUNDING LLC++                                              5.91       09/13/2007               145,689
         192,964  PARK AVENUE RECEIVABLES CORPORATION                                  6.06       09/11/2007               192,767
         169,808  PERRY GLOBAL FUNDING LLC SERIES A                                    6.21       09/11/2007               169,635
         137,390  PREMIUM ASSET TRUST+++/-                                             5.50       07/15/2008               137,511
         362,424  RACERS TRUST SERIES 2004-6-MM+++/-                                   5.55       02/22/2008               362,505
         343,475  SANTANDER CENTRAL HISPANO FINANCE SA                                 5.28       09/26/2007               342,373


THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



6



WELLS FARGO ADVANTAGE INCOME FUNDS                                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------



    CORPORATE BOND FUND
----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        138,934  SEDNA FINANCE INCORPORATED SERIES MTN+++/-                           5.33%      10/26/2007   $           138,931
         115,037  SHEFFIELD RECEIVABLES CORPORATION++                                  5.81       09/14/2007               114,869
         578,891  SHEFFIELD RECEIVABLES CORPORATION++                                  6.02       09/20/2007               577,542
         154,371  SLM CORPORATION+++/-                                                 5.54       05/12/2008               152,057
         308,742  STANFIELD VICTORIA FUNDING LLC+++/-                                  5.36       04/03/2008               308,810
         131,215  SURREY FUNDING CORPORATION                                           5.83       09/06/2007               131,177
         211,488  TASMAN FUNDING INCORPORATED++                                        5.29       09/28/2007               210,748
          92,623  TEMPUS FUNDING LLC++                                                 6.19       09/27/2007                92,312
          17,212  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 5.79       09/18/2007                17,177
         145,742  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 6.09       09/20/2007               145,402
         148,343  THE TRAVELERS INSURANCE COMPANY+/-                                   5.40       02/08/2008               148,340
          77,185  THREE RIVERS FUNDING CORPORATION                                     5.81       09/13/2007                77,084
         250,251  THUNDER BAY FUNDING INCORPORATED                                     6.05       09/25/2007               249,485
         771,855  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            5.57       08/01/2008               771,855
         112,212  TULIP FUNDING CORPORATION                                            6.12       09/21/2007               111,934
         192,964  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                   5.35       08/09/2008               193,012
          41,680  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                    5.36       12/03/2007                41,689
          13,122  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                    5.36       12/13/2007                13,088
         115,778  VERSAILLES CDS LLC                                                   5.31       09/07/2007               115,727
          79,115  VERSAILLES CDS LLC++                                                 5.40       09/24/2007                78,884
         192,964  VICTORIA FINANCE LLC+++/-                                            5.35       05/02/2008               192,964
         192,964  VICTORIA FINANCE LLC+++/-                                            5.47       08/07/2008               192,964
          42,035  WHISTLEJACKET CAPITAL LIMITED                                        5.32       09/28/2007                41,888
          11,578  WINDMILL FUNDING CORPORATION++                                       5.28       09/14/2007                11,561
             772  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                5.36       10/19/2007                   772
         154,371  YORKTOWN CAPITAL LLC++                                               6.06       09/12/2007               154,190
          77,185  ZELA FINANCE CORPORATION                                             5.34       10/26/2007                76,600

                                                                                                                        22,433,875
                                                                                                              --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $22,433,875)                                                              22,433,875
                                                                                                              --------------------
SHARES

SHORT-TERM INVESTMENTS: 3.31%
       7,814,615  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            7,814,615
                                                                                                              --------------------
PRINCIPAL

US TREASURY BILLS: 0.08%
$        210,000  US TREASURY BILL^#                                                   4.83       10/25/2007               208,820
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,023,196)                                                                           8,023,435
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $264,685,032)*                                     108.48%                                               $       262,614,493

OTHER ASSETS AND LIABILITIES, NET                         (8.48)                                                      (20,534,858)
                                                       --------                                               --------------------

TOTAL NET ASSETS                                         100.00%                                               $       242,079,635
                                                       --------                                               --------------------




++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED  INSTITUTIONAL BUYERS" UNDER RULE
   144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
(C)INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.
(I)ILLIQUID SECURITY.
+/- VARIABLE RATE INVESTMENTS.
<< ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY. SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,814,615.
^  ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
#  SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.






WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

AGENCY NOTES - INTEREST BEARING: 3.87%
$      3,562,000  FNMA<<                                                                4.88%      05/18/2012   $         3,577,776
      23,125,000  FNMA<<                                                                5.13       07/13/2009            23,280,261
       5,000,000  FNMA<<                                                                7.25       05/15/2030             6,224,115
      11,900,000  FREDDIE MAC<<                                                         5.13       08/23/2010            12,030,507

TOTAL AGENCY NOTES - INTEREST BEARING (COST $44,628,290)                                                                 45,112,659
                                                                                                               --------------------

AGENCY SECURITIES: 55.30%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 17.14%
      39,525,000  FHLMC<<                                                               5.13       10/24/2007            39,512,905
           7,879  FHLMC #160053                                                         8.00       07/01/2008                 7,964
              13  FHLMC #170046                                                        14.50       03/01/2011                    15
             127  FHLMC #170053                                                        14.75       08/01/2011                   145
           4,210  FHLMC #170053                                                        15.00       08/01/2011                 4,824
             255  FHLMC #170069                                                        14.00       11/01/2012                   297
          68,364  FHLMC #170215                                                         8.00       02/01/2017                71,536
          91,615  FHLMC #170235                                                        10.50       08/01/2019               104,330
           6,031  FHLMC #182079                                                         8.00       02/01/2010                 6,176
           5,705  FHLMC #182104                                                         8.00       12/01/2010                 5,842
          12,007  FHLMC #1B0123+/-                                                      7.53       09/01/2031                12,113
          13,889  FHLMC #1B0128+/-                                                      7.53       09/01/2031                14,012
         574,522  FHLMC #1B0129+/-                                                      7.53       09/01/2031               579,594
      17,587,074  FHLMC #1Q0183+/-                                                      5.98       10/01/2036            17,712,638
          42,127  FHLMC #272877                                                         8.00       08/01/2009                42,581
          61,953  FHLMC #279063                                                         9.00       08/01/2009                62,934
         116,631  FHLMC #552435                                                        10.50       08/01/2020               133,977
          21,094  FHLMC #555158                                                         8.50       05/01/2016                21,507
         504,375  FHLMC #555503                                                         9.00       04/01/2021               535,694
         103,773  FHLMC #555515                                                         8.50       10/01/2013               104,006
         810,396  FHLMC #611023+/-                                                      7.22       10/01/2026               811,274
         195,272  FHLMC #786210+/-                                                      7.13       01/01/2026               191,441
       1,314,931  FHLMC #786823+/-                                                      7.38       07/01/2029             1,339,774
         434,785  FHLMC #789483+/-                                                      7.24       06/01/2032               439,250
         220,315  FHLMC #865496+/-                                                      5.76       05/01/2026               223,330
         191,589  FHLMC #884009                                                        10.50       05/01/2020               220,206
          44,911  FHLMC #A01434                                                         9.00       06/01/2016                46,949
         279,781  FHLMC #A01562                                                         9.00       11/01/2018               296,385
          30,649  FHLMC #A01607                                                         8.50       06/01/2011                31,055
         138,095  FHLMC #A01620                                                         9.00       04/01/2017               146,291
          82,150  FHLMC #A01860                                                         8.50       06/01/2017                82,535
       2,025,792  FHLMC #E79794                                                         7.00       10/01/2014             2,092,728
         351,059  FHLMC #G00319                                                         9.50       04/01/2025               383,068
         375,510  FHLMC #G01236                                                        10.00       10/01/2021               413,208
      10,217,719  FHLMC #G08102<<                                                       6.50       12/01/2035            10,387,610
          39,512  FHLMC #G10783                                                         8.50       06/01/2012                41,619
         487,583  FHLMC #G11136                                                         6.50       05/01/2011               493,662
         316,217  FHLMC #G11200                                                         8.00       01/01/2012               326,816
       5,487,971  FHLMC #G11209                                                         7.50       12/01/2011             5,619,538
       1,744,728  FHLMC #G11345                                                         7.50       12/01/2011             1,785,800
       3,306,618  FHLMC #G11368                                                         7.50       12/01/2012             3,392,670
      13,268,394  FHLMC #G18005<<                                                       5.00       08/01/2019            12,977,058
       1,713,798  FHLMC #G80106                                                        10.00       08/17/2022             1,946,532
       2,868,617  FHLMC #G80116                                                        10.00       02/17/2025             3,211,830
       3,356,683  FHLMC #G80193                                                         9.50       09/17/2022             3,624,087
         507,146  FHLMC #G90023                                                         7.00       11/17/2013               520,622
          58,902  FHLMC #N70012                                                        10.50       08/01/2020                67,326
      25,000,000  FHLMC SERIES MTN<<                                                    5.00       12/14/2018            24,117,425
      25,907,000  FHLMC TBA%%                                                           5.50       09/01/2037            25,299,792
      40,305,000  FHLMC TBA%%                                                           6.00       09/01/2037            40,267,194

                                                                                                                        199,730,165
                                                                                                               --------------------



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



1



WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 37.53%
$     28,250,000  FNMA<<                                                                5.00%      09/14/2007   $        28,246,921
      24,403,686  FNMA # 878059<<                                                       5.50       03/01/2036            23,841,968
      12,020,888  FNMA # 886087<<                                                       6.50       07/01/2036            12,203,359
         236,138  FNMA #100042                                                         11.00       10/15/2020               263,150
         395,468  FNMA #100285                                                          9.50       12/15/2020               436,057
             735  FNMA #1376                                                           15.50       10/01/2012                   849
         383,291  FNMA #190180                                                          9.00       07/01/2021               412,153
          65,252  FNMA #303548                                                          8.50       02/01/2012                65,485
         734,794  FNMA #313419                                                          8.50       12/01/2026               795,284
         272,229  FNMA #323013                                                          9.00       10/01/2021               298,276
       1,207,091  FNMA #323284                                                          8.50       05/01/2017             1,277,466
       5,920,456  FNMA #323756                                                          6.20       05/01/2009             5,932,809
          36,199  FNMA #364215                                                          7.50       07/01/2015                36,544
           5,033  FNMA #364217                                                          7.00       09/01/2015                 5,066
       2,980,612  FNMA #368034                                                          8.00       11/01/2026             3,189,913
       3,959,500  FNMA #398800                                                          8.00       06/01/2012             4,099,368
         246,952  FNMA #398805                                                          8.50       11/01/2011               259,859
         193,332  FNMA #426843                                                         11.00       02/01/2019               217,311
         216,176  FNMA #439935                                                          8.00       04/01/2017               224,649
       1,070,200  FNMA #457277+/-                                                       6.14       10/01/2027             1,075,064
         461,875  FNMA #458018                                                         12.00       07/15/2014               535,607
         882,220  FNMA #487758                                                          8.50       05/01/2026               945,375
         253,792  FNMA #487759                                                          9.50       07/01/2028               278,404
         284,980  FNMA #516051                                                          9.50       01/01/2021               310,703
          24,661  FNMA #52                                                              8.50       07/01/2010                25,171
         359,647  FNMA #535537                                                          9.00       07/01/2028               388,236
         929,205  FNMA #535573                                                          8.00       11/01/2013               949,881
         590,332  FNMA #535752                                                         10.00       12/01/2020               669,839
       1,363,737  FNMA #538435+/-                                                       7.32       07/01/2026             1,374,508
           2,896  FNMA #545016                                                          9.00       11/01/2012                 3,009
         198,457  FNMA #545117+/-                                                       7.32       12/01/2040               198,555
       1,923,510  FNMA #545187+/-                                                       5.86       09/01/2031             1,963,419
         278,880  FNMA #545208+/-                                                       7.15       09/01/2031               282,942
       1,163,370  FNMA #545460+/-                                                       7.20       11/01/2031             1,177,904
       2,625,088  FNMA #54844+/-                                                        5.54       09/01/2027             2,644,988
       1,565,429  FNMA #555161                                                          6.00       12/01/2013             1,588,596
       7,697,480  FNMA #555569                                                          6.00       05/01/2016             7,804,726
          43,502  FNMA #62895                                                           8.75       01/01/2010                44,842
         651,482  FNMA #635726+/-                                                       7.00       04/01/2032               661,658
         576,683  FNMA #646643+/-                                                       7.22       06/01/2032               582,547
       2,060,506  FNMA #66414+/-                                                        6.52       09/01/2028             2,065,647
       1,599,289  FNMA #675479+/-                                                       7.83       01/01/2033             1,616,269
         469,183  FNMA #675491+/-                                                       8.18       04/01/2033               475,957
          66,013  FNMA #695514                                                          8.50       10/01/2026                70,509
         550,285  FNMA #695519                                                          8.50       11/01/2026               590,264
       1,551,865  FNMA #724438                                                          8.50       06/01/2027             1,664,860
         528,328  FNMA #724658+/-                                                       8.45       07/01/2033               534,297
      30,578,937  FNMA #725249<<                                                        5.00       03/01/2034            29,169,691
       6,440,545  FNMA #725638                                                          5.00       12/01/2018             6,309,396
      49,488,136  FNMA #735062<<                                                        5.50       08/01/2033            48,472,380
       9,164,228  FNMA #735613                                                          6.00       02/01/2035             9,208,775
      17,597,506  FNMA #739503                                                          5.50       09/01/2033            17,236,313
      16,940,592  FNMA #740227                                                          5.50       09/01/2033            16,592,882
      11,720,686  FNMA #745816+/-                                                       5.04       12/01/2035            11,685,633
      14,494,235  FNMA #835168<<                                                        5.50       08/01/2035            14,169,395
      14,098,991  FNMA #886686+/-                                                       6.17       08/01/2036            14,275,228
       4,254,061  FNMA #886761<<                                                        7.00       09/01/2036             4,373,404
      33,748,433  FNMA #888022                                                          5.00       02/01/2036            32,129,940
      10,013,442  FNMA #892283<<+/-                                                     5.86       09/01/2036            10,064,878
      13,033,022  FNMA #894157<<                                                        6.50       10/01/2036            13,230,857
       8,810,708  FNMA #894199                                                          6.50       10/01/2036             8,944,450
       7,402,942  FNMA #895998                                                          6.50       07/01/2036             7,515,315
       5,605,930  FNMA #900560                                                          6.50       09/01/2036             5,691,025



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



2



WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      5,604,915  FNMA #902200                                                          6.50%      11/01/2036   $         5,689,994
      12,235,999  FNMA #918447                                                          5.50       05/01/2022            12,165,326
      17,075,000  FNMA TBA%%                                                            5.50       09/01/2021            16,973,609
      40,527,000  FNMA TBA%%                                                            6.50       09/01/2037            41,134,905

                                                                                                                        437,363,660
                                                                                                               --------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.60%
           6,788  GNMA #126600                                                         13.00       11/15/2014                 7,853
           5,758  GNMA #201                                                            14.00       09/20/2014                 6,641
           3,263  GNMA #45629                                                          13.00       02/15/2011                 3,727
           9,908  GNMA #52538                                                          15.00       07/15/2012                11,466
              36  GNMA #56900                                                          15.00       07/15/2012                    40
           4,266  GNMA #780051                                                          9.00       12/15/2009                 4,276
         463,493  GNMA #780104                                                          9.50       10/20/2019               501,375
         314,362  GNMA #780110                                                         12.50       04/15/2019               362,859
               0  GNMA #780182                                                          9.00       01/15/2008                     0
       2,098,802  GNMA #780288<<                                                        8.00       12/15/2023             2,250,357
         307,553  GNMA #780763                                                          7.50       12/15/2010               311,962
       1,409,408  GNMA #780867<<                                                        8.35       04/15/2020             1,513,655
         862,563  GNMA #780980<<                                                        8.40       05/15/2020               940,567
         637,362  GNMA #8678+/-                                                         5.75       08/20/2020               642,559
         433,693  GNMA #8714+/-                                                         6.13       11/20/2020               437,562
           3,542  GNMA #95643                                                          15.00       09/15/2012                 4,093

                                                                                                                          6,998,992
                                                                                                               --------------------

SMALL BUSINESS ADMINISTRATION: 0.03%
       3,173,929  SBA #440019 SERIES 1993-1A++(C)(I)                                    1.89       02/28/2018               131,420
       3,893,092  SBA SERIES 1992-6 CLASS A++(C)(I)                                     1.60       10/15/2017               161,198

                                                                                                                            292,618
                                                                                                               --------------------

TOTAL AGENCY SECURITIES (COST $652,236,366)                                                                             644,385,435
                                                                                                               --------------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 24.04%
       7,682,544  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS
                  6A1                                                                   5.50       11/25/2020             7,596,115
       2,415,829  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                6.00       02/25/2017             2,431,384
          92,340  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES GS-1001
                  CLASS 1+/-(I)                                                         7.00       01/25/2008                92,340
         124,668  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES GS-1002
                  CLASS 1+/-(I)                                                         6.71       07/25/2008               124,668
       1,575,561  FHA INSURED PROJECT LOAN #956++(A)                                    2.93       11/01/2012             1,544,049
         462,100  FHLMC SERIES 1582 CLASS A+/-                                          5.63       09/15/2008               460,345
          91,591  FHLMC SERIES 16 CLASS D                                              10.00       10/15/2019                96,578
      12,179,833  FHLMC SERIES 3221 CLASS VA                                            5.00       09/15/2017            11,998,369
         609,546  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-15 CLASS A6+/-      5.96       11/25/2028               611,742
       2,474,000  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-23 CLASS A+/-       5.79       05/25/2030             2,473,218
       1,198,604  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-       5.79       09/25/2031             1,198,288
       2,706,286  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6         9.50       02/25/2042             2,926,374
       1,854,162  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS
                  1A1B                                                                  6.50       03/25/2043             1,855,186
       1,608,669  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS
                  2A1+/-                                                                6.51       03/25/2043             1,618,942
       7,343,918  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                  2A1+/-                                                                6.13       07/25/2043             7,424,978
       2,831,599  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                            9.50       06/25/2030             2,991,934
       5,628,100  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                           9.50       12/25/2041             6,004,667
       1,403,795  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                           9.50       08/25/2041             1,496,904
       3,579,875  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                         6.51       07/25/2041             3,603,604
       3,592,758  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                        6.36       10/25/2041             3,621,207
      12,014,488  FNMA GRANTOR TRUST SERIES 2002-T19 CLASS A1                           6.50       07/25/2042            12,320,749
       8,000,000  FNMA GRANTOR TRUST SERIES 2002-T3 CLASS B                             5.76       12/25/2011             8,142,321
         886,447  FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                         5.75       05/25/2032               886,447
         730,428  FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                         5.79       03/25/2033               730,226
         253,348  FNMA INTEREST STRIP SERIES 161 CLASS 2(C)                             8.50       07/25/2022                76,351
         679,376  FNMA INTEREST STRIP SERIES 265 CLASS 2                                9.00       03/01/2024               739,367



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



3



WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$         73,892  FNMA INTEREST STRIP SERIES B CLASS 1                                  6.00%      05/01/2009  $             73,056
          76,400  FNMA INTEREST STRIP SERIES C CLASS 1                                  6.00       05/01/2009                75,408
          57,358  FNMA INTEREST STRIP SERIES K CLASS 1                                  6.00       11/01/2008                56,700
         346,047  FNMA SERIES 1988-2 CLASS Z                                           10.10       02/25/2018               376,504
         141,011  FNMA SERIES 1988-7 CLASS Z                                            9.25       04/25/2018               149,824
         773,160  FNMA SERIES 1989-10 CLASS Z                                           9.50       03/25/2019               849,629
         535,675  FNMA SERIES 1989-100 CLASS Z                                          8.75       12/25/2019               569,592
       1,370,655  FNMA SERIES 1989-12 CLASS Y                                          10.00       03/25/2019             1,535,257
         874,969  FNMA SERIES 1989-22 CLASS G                                          10.00       05/25/2019               975,370
         171,106  FNMA SERIES 1989-63 CLASS Z                                           9.40       10/25/2019               181,785
         233,481  FNMA SERIES 1989-98 CLASS E                                           9.20       12/25/2019               248,390
         427,308  FNMA SERIES 1990-144 CLASS W                                          9.50       12/25/2020               471,110
         328,593  FNMA SERIES 1990-75 CLASS Z                                           9.50       07/25/2020               362,945
         173,764  FNMA SERIES 1990-84 CLASS Y                                           9.00       07/25/2020               185,652
         723,852  FNMA SERIES 1990-96 CLASS Z                                           9.67       08/25/2020               802,230
         278,505  FNMA SERIES 1991-5 CLASS Z                                            8.75       01/25/2021               301,458
       1,059,534  FNMA SERIES 1991-85 CLASS Z                                           8.00       06/25/2021             1,095,449
         706,242  FNMA SERIES 1992-45 CLASS Z                                           8.00       04/25/2022               740,097
         663,710  FNMA SERIES G-8 CLASS E                                               9.00       04/25/2021               725,108
       1,445,548  FNMA SERIES G92-30 CLASS Z                                            7.00       06/25/2022             1,501,929
         328,850  FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                             9.62       09/25/2028               342,439
         180,389  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                           8.04       06/25/2033               181,946
       3,054,192  FNMA WHOLE LOAN SERIES 2003-W18 CLASS 1A5                             4.61       08/25/2043             3,031,283
       8,006,800  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                           6.12       08/25/2042             8,067,841
       1,628,542  FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                             5.73       04/25/2033             1,548,622
       6,664,367  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                            6.45       08/25/2042             6,722,567
       6,892,683  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                           9.54       10/25/2042             7,423,447
       3,323,093  FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                           10.25       12/25/2042             3,573,426
         538,119  FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                             5.75       06/25/2033               526,777
       6,687,093  FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                             7.00       08/25/2044             6,971,570
      11,377,633  FREDDIE MAC REFERENCE REMIC SERIES R007 CLASS AC<<                    5.88       05/15/2016            11,484,690
      12,404,000  GNMA SERIES 2004-103 CLASS C+/-                                       4.70       12/16/2027            12,102,187
     226,850,707  GNMA SERIES 2005-23 CLASS IO+/-(C)                                    0.94       06/17/2045            11,758,012
       6,401,818  GNMA SERIES 2005-34 CLASS A                                           3.96       09/16/2021             6,297,105
      11,734,126  GNMA SERIES 2005-59 CLASS A                                           4.39       05/16/2023            11,575,766
      17,757,153  GNMA SERIES 2006-3 CLASS A                                            4.21       01/16/2028            17,416,070
       6,019,000  GNMA SERIES 2006-30 CLASS D+/-                                        5.41       04/16/2039             5,851,601
      12,510,000  GNMA SERIES 2006-32 CLASS C+/-                                        5.52       11/16/2038            12,233,248
      84,888,227  GNMA SERIES 2006-32 CLASS XM+/-(C)                                    0.58       11/16/2045             4,624,863
      12,520,000  GNMA SERIES 2006-68 CLASS D+/-                                        5.31       12/16/2037            12,091,353
       8,523,162  GNMA SERIES 2007-34 CLASS A<<                                         4.27       11/16/2026             8,368,716
     157,721,500  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2002-C1 CLASS XPB+/-++(C)                                             1.99       01/11/2035               738,058
       6,926,726  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                  5.11       06/25/2035             6,864,842
       8,308,200  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                  1A1+/-++                                                              4.95       09/28/2044             8,204,347
       6,118,223  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++      6.50       10/25/2034             6,257,453
     125,500,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS
                  X2+/-(C)                                                              1.04       11/13/2011             1,384,303
       7,160,000  TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-               6.10       06/15/2049             7,298,904
         949,470  VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                        8.88       02/15/2025             1,014,979
       1,428,101  VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                         8.79       06/15/2025             1,547,932
      90,957,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
                  IO3+/-++(C)                                                           1.58       11/15/2034               223,627

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $281,557,567)                                                           280,071,820
                                                                                                               --------------------

CORPORATE BONDS & NOTES: 4.83%

APPAREL & ACCESSORY STORES: 0.00%
             172  SEARS ROEBUCK ACCEPTANCE                                              6.70       04/15/2012                   176
                                                                                                               --------------------

DEPOSITORY INSTITUTIONS: 2.58%
      30,115,000  EUROPEAN INVESTMENT BANK EMTN                                         4.63       09/15/2010            30,106,267
                                                                                                               --------------------



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.




4




WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS: 2.25%
$     26,000,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                           5.87%      07/31/2008   $        26,201,058
                                                                                                               --------------------

TOTAL CORPORATE BONDS & NOTES (COST $56,292,404)                                                                         56,307,501
                                                                                                               --------------------

MUNICIPAL BONDS & NOTES: 1.34%

ARKANSAS: 0.19%
       2,025,998  ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE LOC)          9.75       11/15/2014             2,213,302
                                                                                                               --------------------

FLORIDA: 0.49%
       5,250,000  SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT
                  PREREFUNDED (OTHER REVENUE)SS.                                       11.50       10/01/2013             5,711,633
                                                                                                               --------------------

TEXAS: 0.66%
       5,405,000  RETAMA TEXAS DEVELOPMENT CORPORATION (OTHER REVENUE LOC)             10.00       12/15/2020             7,669,641
                                                                                                               --------------------

TOTAL MUNICIPAL BONDS & NOTES (COST $15,994,831)                                                                         15,594,576
                                                                                                               --------------------

US TREASURY SECURITIES: 22.68%

US TREASURY BONDS: 7.73%
      10,185,000  US TREASURY BOND<<                                                    4.88       05/15/2037            10,454,740
      12,250,000  US TREASURY BOND<<                                                    5.38       02/15/2031            13,129,513
      18,535,000  US TREASURY BOND<<                                                    6.00       02/15/2026            21,050,255
      10,590,000  US TREASURY BOND<<                                                    8.75       05/15/2017            13,976,322
      22,100,000  US TREASURY BOND<<                                                   11.25       02/15/2015            31,504,589

                                                                                                                         90,115,419
                                                                                                               --------------------

US TREASURY NOTES: 14.95%
      23,525,000  US TREASURY NOTE<<                                                    4.00       11/15/2012            23,236,442
      31,825,000  US TREASURY NOTE<<                                                    4.25       11/15/2014            31,511,715
      46,580,000  US TREASURY NOTE<<                                                    4.63       02/15/2017            46,845,646
      29,660,000  US TREASURY NOTE<<                                                    4.88       04/30/2011            30,318,096
      11,570,000  US TREASURY NOTE                                                     10.38       11/15/2012            11,709,199
      28,595,000  US TREASURY NOTE<<                                                   12.00       08/15/2013            30,589,959

                                                                                                                        174,211,057
                                                                                                               --------------------

TOTAL US TREASURY SECURITIES (COST $263,971,380)                                                                        264,326,476
                                                                                                               --------------------

COLLATERAL FOR SECURITIES LENDING: 46.56%

COLLATERAL INVESTED IN OTHER ASSETS: 46.56%
       1,691,217  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                              5.59       11/21/2007             1,691,268
          18,603  AMERICAN GENERAL FINANCE CORPORATION+/-                               5.48       01/18/2008                18,597
         169,122  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                    5.46       09/27/2007               169,115
       6,764,868  AMSTERDAM FUNDING CORPORATION                                         6.16       09/18/2007             6,751,068
       3,932,080  ATLAS CAPITAL FUNDING CORPORATION++                                   5.32       09/13/2007             3,926,929
       6,764,868  ATLAS CAPITAL FUNDING CORPORATION+/-++                                5.50       04/25/2008             6,763,718
       4,228,043  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.10       10/25/2007             4,228,212
       4,228,043  ATOMIUM FUNDING CORPORATION++                                         5.89       09/19/2007             4,218,783
       8,456,086  BASF FINANCE EUROPE NV+/-++                                           5.35       09/19/2008             8,453,549
       4,228,043  BEAR STEARNS & COMPANY INCORPORATED+/-                                5.46       10/05/2007             4,228,043
         870,977  BEAR STEARNS & COMPANY INCORPORATED+/-                                5.96       09/27/2007               870,672
       8,456,086  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $8,461,300)           5.55       09/04/2007             8,456,086
      16,912,171  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $16,922,694)                      5.60       09/04/2007            16,912,171



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



5



WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      8,160,123  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                     5.50%      10/03/2007    $        8,156,859
       5,073,651  BNP PARIBAS+/-                                                        5.33       05/07/2008             5,066,802
      16,912,171  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $16,922,657)                                          5.58       09/04/2007            16,912,171
       6,764,868  BRYANT PARK FUNDING LLC++                                             6.12       09/19/2007             6,750,053
       5,073,651  BUCKINGHAM III CDO LLC                                                5.34       09/17/2007             5,064,011
       4,228,043  CEDAR SPRINGS CAPITAL COMPANY                                         5.37       09/07/2007             4,226,182
       1,472,881  CHARIOT FUNDING LLC++                                                 5.89       09/25/2007             1,468,374
       4,819,969  CHEYNE FINANCE LLC+/-++                                               5.05       02/25/2008             4,579,163
       1,691,217  CIT GROUP INCORPORATED+/-                                             5.43       12/19/2007             1,672,309
      46,508,471  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $46,537,306)                                          5.58       09/04/2007            46,508,471
       1,352,974  CLIPPER RECEIVABLES CORPORATION                                       6.15       09/19/2007             1,350,011
       3,864,431  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                       5.45       09/04/2007             3,864,431
       3,805,239  CREDIT AGRICOLE SA                                                    5.34       02/25/2008             3,803,142
         387,289  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-           5.73       10/29/2007               387,552
      37,911,978  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $37,935,568)                           5.60       09/04/2007            37,911,978
      10,147,303  CULLINAN FINANCE CORPORATION                                          5.31       09/04/2007            10,147,303
       4,228,043  CULLINAN FINANCE CORPORATION+/-++                                     5.45       08/04/2008             4,226,732
       4,397,165  DEER VALLEY FUNDING LLC++                                             5.39       09/12/2007             4,392,020
       4,228,043  DEER VALLEY FUNDING LLC++                                             5.89       09/14/2007             4,221,870
       5,919,260  EBBETS FUNDING LLC                                                    6.23       09/25/2007             5,901,147
       5,919,260  FALCON ASSET SECURITIZATION CORPORATION++                             5.30       09/14/2007             5,910,618
       2,536,826  FALCON ASSET SECURITIZATION CORPORATION                               5.37       11/06/2007             2,513,563
         169,122  FIVE FINANCE INCORPORATED+/-++                                        5.33       09/13/2007               169,115
       1,691,217  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        5.40       10/31/2007             1,677,180
       2,705,947  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         5.67       06/16/2008             2,705,947
       3,382,434  HARRIER FINANCE FUNDING LLC                                           6.12       09/05/2007             3,381,927
       5,919,260  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.66       08/16/2008             5,919,260
      16,607,752  K2 (USA) LLC                                                          6.14       10/05/2007            16,532,851
       6,088,382  KESTREL FUNDING US LLC+/-++                                           5.48       02/25/2008             6,088,138
         845,609  LA FAYETTE ASSET SECURITIZATION CORPORATION++                         6.30       09/05/2007               845,482
       2,536,826  LEXINGTON PARKER CAPITAL CORPORATION                                  5.78       09/13/2007             2,533,502
         422,804  LIBERTY LIGHT US CAPITAL+/-++                                         5.09       11/21/2007               422,902
       4,904,530  LIBERTY STREET FUNDING CORPORATION                                    6.09       09/18/2007             4,894,524
       6,764,868  LIBERTY STREET FUNDING CORPORATION                                    6.25       09/27/2007             6,742,206
      12,684,128  LIQUID FUNDING LIMITED+/-++                                           5.33       06/11/2008            12,682,353
         169,122  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                             5.53       02/15/2008               169,112
         126,841  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                   5.61       01/02/2008               126,846
       4,228,043  METLIFE GLOBAL FUNDING I+/-++ss.                                      5.49       10/21/2008             4,222,927
       3,382,434  MONT BLANC CAPITAL CORPORATION                                        6.07       09/24/2007             3,372,558
       2,536,826  MORGAN STANLEY+/-                                                     5.45       04/07/2008             2,536,826
         363,612  MORGAN STANLEY+/-                                                     5.48       11/09/2007               363,299
      13,529,737  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $13,538,125)                                          5.58       09/04/2007            13,529,737
      16,912,171  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $16,922,657)                                          5.58       09/04/2007            16,912,171
       2,600,246  MORGAN STANLEY SERIES EXL+/-                                          5.69       09/15/2008             2,595,982
       4,228,043  NATEXIS BANQUES POPULAIRES+/-++                                       5.35       11/09/2007             4,228,719
      11,597,658  NATEXIS BANQUES POPULAIRES+/-                                         5.52       01/25/2008            11,570,520
       2,029,461  NORTH SEA FUNDING LLC++                                               5.40       09/10/2007             2,027,695
       3,196,400  NORTH SEA FUNDING LLC++                                               5.91       09/13/2007             3,192,213
       4,228,043  PARK AVENUE RECEIVABLES CORPORATION                                   6.06       09/11/2007             4,223,730
       3,720,678  PERRY GLOBAL FUNDING LLC SERIES A                                     6.21       09/11/2007             3,716,883
      40,500,000  PICAROS FUNDING LLC++                                                 5.35       03/07/2008            39,419,865
       3,010,366  PREMIUM ASSET TRUST+/-++                                              5.50       07/15/2008             3,013,016
       7,941,110  RACERS TRUST SERIES 2004-6-MM+/-++                                    5.55       02/22/2008             7,942,865
       7,525,916  SANTANDER CENTRAL HISPANO FINANCE SA                                  5.28       09/26/2007             7,501,758
       3,044,191  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                            5.33       10/26/2007             3,044,130
       2,520,590  SHEFFIELD RECEIVABLES CORPORATION++                                   5.81       09/14/2007             2,516,910
      12,684,128  SHEFFIELD RECEIVABLES CORPORATION++                                   6.02       09/20/2007            12,654,574
       3,382,434  SLM CORPORATION+/-++                                                  5.54       05/12/2008             3,331,732



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



6



WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      6,764,868  STANFIELD VICTORIA FUNDING LLC+/-++                                   5.36%      04/03/2008    $        6,766,357
       2,875,069  SURREY FUNDING CORPORATION                                            5.83       09/06/2007             2,874,235
       4,633,935  TASMAN FUNDING INCORPORATED++                                         5.29       09/28/2007             4,617,716
       2,029,461  TEMPUS FUNDING LLC++                                                  6.19       09/27/2007             2,022,662
         377,141  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.79       09/18/2007               376,372
       3,193,356  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  6.09       09/20/2007             3,185,916
       3,250,350  THE TRAVELERS INSURANCE COMPANY+/-                                    5.40       02/08/2008             3,250,285
       1,691,217  THREE RIVERS FUNDING CORPORATION                                      5.81       09/13/2007             1,689,002
       5,483,264  THUNDER BAY FUNDING INCORPORATED                                      6.05       09/25/2007             5,466,485
      16,912,171  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                             5.57       08/01/2008            16,912,171
       2,458,691  TULIP FUNDING CORPORATION                                             6.12       09/21/2007             2,452,594
       4,228,043  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.35       08/09/2008             4,229,100
         913,257  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                     5.36       12/03/2007               913,451
         287,507  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                     5.36       12/13/2007               286,780
       2,536,826  VERSAILLES CDS LLC                                                    5.31       09/07/2007             2,535,709
       1,733,498  VERSAILLES CDS LLC++                                                  5.40       09/24/2007             1,728,436
       4,228,043  VICTORIA FINANCE LLC+/-++                                             5.35       05/02/2008             4,228,043
       4,228,043  VICTORIA FINANCE LLC+/-++                                             5.47       08/07/2008             4,228,043
         921,037  WHISTLEJACKET CAPITAL LIMITED                                         5.32       09/28/2007               917,813
         253,683  WINDMILL FUNDING CORPORATION++                                        5.28       09/14/2007               253,312
          16,912  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                 5.36       10/19/2007                16,909
       3,382,434  YORKTOWN CAPITAL LLC++                                                6.06       09/12/2007             3,378,477
       1,691,217  ZELA FINANCE CORPORATION                                              5.34       10/26/2007             1,678,411

                                                                                                                        542,540,707
                                                                                                               --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $542,540,707)                                                             542,540,707
                                                                                                               --------------------
SHARES

SHORT-TERM INVESTMENTS: 5.34%
      61,218,947  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            61,218,947
                                                                                                               --------------------
PRINCIPAL

US TREASURY BILLS: 0.09%
$      1,060,000  US TREASURY BILL^#                                                   4.83       10/25/2007             1,054,044
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $62,271,780)                                                                         62,272,991
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,919,493,325)*                                   163.96%                                               $     1,910,612,165

OTHER ASSETS AND LIABILITIES, NET                        (63.96)                                                      (745,349,034)
                                                       -------                                                --------------------

TOTAL NET ASSETS                                         100.00%                                               $     1,165,263,131
                                                       -------                                                --------------------



<< ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
+/- VARIABLE RATE INVESTMENTS.
%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED  INSTITUTIONAL BUYERS" UNDER RULE
   144A OR SECURITIES  OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF
   1933, AS AMENDED.
(C)INTEREST-ONLY  SECURITIES  ENTITLE  HOLDERS  TO  RECEIVE  ONLY  THE  INTEREST
   PAYMENTS ON THE  UNDERLYING  MORTGAGES.  THE  PRINCIPAL  AMOUNT  SHOWN IS THE
   NOTIONAL  AMOUNT  OF  THE  UNDERLYING  MORTGAGES.   INTEREST  RATE  DISCLOSED
   REPRESENTS THE COUPON RATE.
(I)ILLIQUID SECURITY.
(A)SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES  APPROVED BY THE BOARD
   OF  TRUSTEES.  SS. THESE  SECURITIES  ARE SUBJECT TO A DEMAND  FEATURE  WHICH
   REDUCES THE EFFECTIVE MATURITY.
~  THIS WELLS FARGO  ADVANTAGE  FUND INVESTS CASH  BALANCES  THAT IT RETAINS FOR
   LIQUIDITY  PURPOSES IN A WELLS FARGO  ADVANTAGE  MONEY MARKET FUND.  THE FUND
   DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $61,218,947.



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



7



WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------



^  ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
#  SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.





THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.



WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    HIGH INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

CORPORATE BONDS & NOTES: 83.39%

AMUSEMENT & RECREATION SERVICES: 1.31%
$      3,015,000  SINGLE SPRINGS TRIBAL GAMING AUTHORITY<<++                            9.38%      06/15/2015   $         2,969,775
       1,222,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                               9.37       02/01/2014             1,118,130

                                                                                                                          4,087,905
                                                                                                               --------------------

APPAREL & ACCESSORY STORES: 0.63%
       1,855,000  NEIMAN MARCUS GROUP INCORPORATED                                      9.00       10/15/2015             1,957,025
                                                                                                               --------------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.94%
       3,070,000  RIDDELL BELL HOLDINGS INCORPORATED                                    8.38       10/01/2012             2,916,500
                                                                                                               --------------------

BUSINESS SERVICES: 5.20%
       3,295,000  DELUXE CORPORATION SERIES WI                                          7.38       06/01/2015             3,245,575
       1,680,000  PENHALL INTERNATIONAL CORPORATION++                                  12.00       08/01/2014             1,747,200
       2,300,000  RAINBOW NATIONAL SERVICES LLC++(I)                                   10.38       09/01/2014             2,504,125
       1,705,000  RENTAL SERVICE CORPORATION++                                          9.50       12/01/2014             1,668,769
       2,610,000  SUNGARD DATA SYSTEMS INCORPORATED                                     9.13       08/15/2013             2,694,825
       2,590,000  UNITED RENTALS NORTH AMERICA INCORPORATED<<                           7.75       11/15/2013             2,667,700
       1,640,000  WEST CORPORATION<<                                                   11.00       10/15/2016             1,664,600

                                                                                                                         16,192,794
                                                                                                               --------------------

CASINO & GAMING: 4.92%
       2,215,000  CCM MERGER INCORPORATED<<++                                           8.00       08/01/2013             2,115,325
       2,550,000  PENN NATIONAL GAMING INCORPORATED                                     6.75       03/01/2015             2,556,375
       1,750,000  PINNACLE ENTERTAINMENT                                                8.25       03/15/2012             1,758,750
       1,685,000  POKAGON GAMING AUTHORITY++                                           10.38       06/15/2014             1,802,950
       2,950,000  TUNICA-BILOXI GAMING AU++                                             9.00       11/15/2015             2,950,000
       2,110,000  TURNING STONE CASINO RESORT ENTERPRISE++                              9.13       12/15/2010             2,131,100
       1,969,000  WATERFORD GAMING LLC++                                                8.63       09/15/2012             2,008,380

                                                                                                                         15,322,880
                                                                                                               --------------------

CHEMICALS & ALLIED PRODUCTS: 1.42%
       2,465,000  LYONDELL CHEMICAL COMPANY<<                                           6.88       06/15/2017             2,668,363
       1,710,000  MOSAIC COMPANY<<++                                                    7.63       12/01/2016             1,752,750

                                                                                                                          4,421,113
                                                                                                               --------------------

COAL MINING: 1.71%
       3,145,000  FOUNDATION PA COAL COMPANY                                            7.25       08/01/2014             3,011,338
       2,545,000  MASSEY ENERGY COMPANY<<                                               6.88       12/15/2013             2,296,863

                                                                                                                          5,308,201
                                                                                                               --------------------

COMMUNICATIONS: 10.49%
       1,635,000  CCH I LLC/CCH I CAPITAL CORPORATION                                  11.00       10/01/2015             1,602,300
       3,240,000  CCH II LLC/CCH II CAPITAL CORPORATION<<                              10.25       10/01/2013             3,272,400
       1,660,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION           10.25       09/15/2010             1,676,600
       2,130,000  CITIZENS COMMUNICATIONS COMPANY                                       6.25       01/15/2013             2,044,800
       1,730,000  CSC HOLDINGS INCORPORATED SERIES B                                    7.63       04/01/2011             1,704,050
       2,645,000  EMBARQ CORPORATION                                                    8.00       06/01/2036             2,740,863
       1,750,000  IPCS INCORPORATED+++/-                                                7.48       05/01/2013             1,688,750
         845,000  IPCS INCORPORATED+++/-                                                8.61       05/01/2014               811,200
       3,360,000  MEDIACOM BROADBAND LLC                                                8.50       10/15/2015             3,326,400
       2,620,000  NEXTEL COMMUNICATIONS SERIES F                                        5.95       03/15/2014             2,499,766
       2,320,000  PAXSON COMMUNICATIONS<<+++/-                                         11.61       01/15/2013             2,320,000
       2,905,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B             7 .50       02/15/2014             2,854,163
       3,380,000  QWEST CORPORATION+/-                                                  8.61       06/15/2013             3,565,900
         840,000  WINDSTREAM CORPORATION                                                8.13       08/01/2013               867,300




THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



1



WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    HIGH INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COMMUNICATIONS (continued)
$      1,630,000  WINDSTREAM CORPORATION                                                8.63%      08/01/2016   $         1,703,350

                                                                                                                         32,677,842
                                                                                                               --------------------

EATING & DRINKING PLACES: 1.58%
       3,340,000  ARAMARK CORPORATION<<                                                 8.50       02/01/2015             3,327,475
       1,820,000  SBARRO INCORPORATED<<                                                10.38       02/01/2015             1,599,325

                                                                                                                          4,926,800
                                                                                                               --------------------

EDUCATIONAL SERVICES: 0.70%
       2,110,000  EDUCATION MANAGEMENT LLC<<                                           10.25       06/01/2016             2,178,575
                                                                                                               --------------------

ELECTRIC, GAS & SANITARY SERVICES: 8.09%
       2,720,000  ALLIED WASTE NORTH AMERICA INCORPORATED<<                             6.88       06/01/2017             2,638,400
         532,000  CLEAN HARBORS INCORPORATED                                           11.25       07/15/2012               579,880
       1,680,000  EDISON MISSION ENERGY                                                 7.75       06/15/2016             1,692,600
       2,735,000  EDISON MISSON ENERGY<<++                                              7.20       05/15/2019             2,584,575
       1,770,000  INERGY LP/INERGY FINANCE CORPORATION                                  6.88       12/15/2014             1,690,350
       1,950,000  MIRANT NORTH AMERICA LLC<<                                            7.38       12/31/2013             1,940,250
       3,210,000  NRG ENERGY INCORPORATED                                               7.38       02/01/2016             3,169,875
       2,100,000  NRG ENERGY INCORPORATED                                               7.38       01/15/2017             2,063,250
       4,980,000  SIERRA PACIFIC RESOURCES                                              6.75       08/15/2017             4,790,810
       3,480,000  TENNESSEE GAS PIPELINE COMPANY                                        8.38       06/15/2032             4,043,676

                                                                                                                         25,193,666
                                                                                                               --------------------

ENERGY: 0.33%
       1,000,000  WHITE PINE HYDRO PORTFOLIO++                                          7.26       07/20/2015             1,024,820
                                                                                                               --------------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.79%
       2,465,000  US ONCOLOGY INCORPORATED<<                                            9.00       08/15/2012             2,465,000
                                                                                                               --------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.02%
       3,310,000  BALL CORPORATION<<                                                    6.63       03/15/2018             3,169,325
                                                                                                               --------------------

FOOD & KINDRED PRODUCTS: 0.91%
       1,329,852  PARMALAT BAKERY SERIES A2++                                           5.00       07/09/2012             1,156,971
       1,329,852  PARMALAT DAIRY SERIES A1++                                            5.00       07/09/2010             1,196,867
         515,000  PINNACLE FOODS LLC CORPORATION++                                      9.25       04/01/2015               475,088

                                                                                                                          2,828,926
                                                                                                               --------------------

HEALTH SERVICES: 4.32%
       3,385,000  COMMUNITY HEALTH SYSTEMS INCORPORATED<<++                             8.88       07/15/2015             3,380,769
       2,560,000  DAVITA INCORPORATED                                                   7.25       03/15/2015             2,508,800
       2,520,000  HCA INCORPORATED++                                                    9.25       11/15/2016             2,589,300
       3,360,000  HCA INCORPORATED++                                                    9.63       11/15/2016             3,473,400
       1,730,000  SELECT MEDICAL CORPORATION<<                                          7.63       02/01/2015             1,500,775

                                                                                                                         13,453,044
                                                                                                               --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.36%
       1,065,000  ACTUANT CORPORATION<<++                                               6.88       06/15/2017             1,025,063
       2,390,000  CASE NEW HOLLAND INCORPORATED                                         7.13       03/01/2014             2,413,900
         845,000  GRANT PRIDECO INCORPORATED SERIES B                                   6.13       08/15/2015               806,975

                                                                                                                          4,245,938
                                                                                                               --------------------

JUSTICE, PUBLIC ORDER & SAFETY: 0.81%
       2,600,000  CORRECTIONS CORPORATION OF AMERICA                                    6.25       03/15/2013             2,522,000
                                                                                                               --------------------



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



2




WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    HIGH INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

LEGAL SERVICES: 0.91%
$      2,855,000  FTI CONSULTING INCORPORATED                                          7.75%      10/01/2016   $          2,847,863
                                                                                                               --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.51%
       1,660,000  INVACARE CORPORATION                                                  9.75       02/15/2015             1,601,900
                                                                                                               --------------------

METAL MINING: 1.48%
       2,540,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                           8.38       04/01/2017             2,705,100
       2,020,000  NORANDA ALUMINUM ACQUISITION CORPORATION<<+++/-                       9.36       05/15/2015             1,898,800

                                                                                                                          4,603,900
                                                                                                               --------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.32%
       2,405,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                             8.50       01/15/2013             2,344,875
       1,680,000  BELDEN INCORPORATED++                                                 7.00       03/15/2017             1,629,600
       1,735,000  CLARKE AMERICAN CORPORATION                                           9.50       05/15/2015             1,552,825
       4,850,000  GENTEK INCORPORATED^^(A)                                             11.00       08/01/2009                     0
       1,730,000  RBS GLOBAL INCORPORATED & REXNORD LLC<<                               8.88       09/01/2016             1,691,075

                                                                                                                          7,218,375
                                                                                                               --------------------

MISCELLANEOUS RETAIL: 0.54%
       1,680,000  MICHAELS STORES INCORPORATED++                                       10.00       11/01/2014             1,684,200
                                                                                                               --------------------

MOTION PICTURES: 0.77%
       2,330,000  AMC ENTERTAINMENT INCORPORATED SERIES B                               8.63       08/15/2012             2,382,425
                                                                                                               --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 4.58%
       1,460,000  FORD MOTOR CREDIT COMPANY                                             7.00       10/01/2013             1,300,228
       1,665,000  FORD MOTOR CREDIT COMPANY                                             7.80       06/01/2012             1,533,968
       3,470,000  FORD MOTOR CREDIT COMPANY<<                                           8.00       12/15/2016             3,202,203
       2,110,000  GMAC LLC                                                              6.63       05/15/2012             1,827,110
       2,675,000  GMAC LLC<<                                                            6.75       12/01/2014             2,270,184
       1,590,000  GMAC LLC<<                                                            8.00       11/01/2031             1,428,399
       2,505,000  HEXION US FINANCE CORPORATION/HEXION NOVA SCOTIA FINANCE ULC          9.75       11/15/2014             2,705,400

                                                                                                                         14,267,492
                                                                                                               --------------------

OIL & GAS: 0.59%
       1,685,000  HANOVER COMPRESSOR COMPANY                                            7.50       04/15/2013             1,843,575
                                                                                                               --------------------

OIL & GAS EXTRACTION: 5.72%
       2,480,770  CAITHNESS COSO FUNDING CORPORATION++                                  6.26       06/15/2014             2,516,320
       1,770,000  CHESAPEAKE ENERGY CORPORATION                                         6.25       01/15/2018             1,657,163
       3,450,000  CHESAPEAKE ENERGY CORPORATION                                         6.38       06/15/2015             3,299,063
       2,550,000  FOREST OIL CORPORATION<<++                                            7.25       06/15/2019             2,454,375
       2,825,000  HILCORP ENERGY++                                                      7.75       11/01/2015             2,704,938
       2,605,000  PRIDE INTERNATIONAL INCORPORATED                                      7.38       07/15/2014             2,631,050
       2,520,000  RANGE RESOURCES CORPORATION                                           7.50       05/15/2016             2,545,200

                                                                                                                         17,808,109
                                                                                                               --------------------

PAPER & ALLIED PRODUCTS: 3.57%
       2,135,000  APPLETON PAPERS INCORPORATED SERIES B                                 9.75       06/15/2014             2,148,344
       2,120,000  BOWATER INCORPORATED+/-                                               8.36       03/15/2010             1,908,000
       2,080,000  GREIF INCORPORATED                                                    6.75       02/01/2017             2,028,000
       1,690,000  P.H. GLATFELTER COMPANY                                               7.13       05/01/2016             1,664,650
       1,700,000  SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED                      8.38       07/01/2012             1,666,000
       1,685,000  VERSO PAPER HOLDINGS LLC<<                                            9.13       08/01/2014             1,685,000

                                                                                                                         11,099,994
                                                                                                               --------------------




THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



3




WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    HIGH INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

PERSONAL SERVICES: 0.51%
$      1,680,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                           7.00%      06/15/2017  $          1,587,600
                                                                                                               --------------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.77%
       2,450,000  TESORO CORPORATION<<++                                                6.50       06/01/2017             2,382,625
                                                                                                               --------------------

PIPELINES: 1.64%
         845,000  DYNEGY HOLDINGS INCORPORATED++                                        7.75       06/01/2019               781,625
       1,690,000  DYNEGY HOLDINGS INCORPORATED                                          8.38       05/01/2016             1,660,425
       2,505,000  WILLIAMS COMPANIES INCORPORATED                                       7.63       07/15/2019             2,661,563

                                                                                                                          5,103,613
                                                                                                               --------------------

PRIMARY METAL INDUSTRIES: 0.52%
       1,695,000  ALERIS INTERNATIONAL INCORPORATED                                     9.00       12/15/2014             1,614,488
                                                                                                               --------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.33%
       1,700,000  DEX MEDIA INCORPORATED                                                8.00       11/15/2013             1,687,250
       1,965,000  HOUGHTON MIFFLIN COMPANY                                              7.20       03/15/2011             1,920,788
       1,930,000  NETWORK COMMUNICATIONS INCORPORATED                                  10.75       12/01/2013             1,930,000
       1,685,000  NIELSEN FINANCE LLC/FINANCE COMPANY++                                10.00       08/01/2014             1,727,125

                                                                                                                           7,265,163
                                                                                                              --------------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 2.80%
       2,135,000  RECKSON OPERATING PARTNERSHIP LP                                      6.00       03/31/2016             2,048,447
       2,110,000  ROUSE COMPANY LP++                                                    6.75       05/01/2013             2,088,900
       4,715,000  VENTAS REALTY LP CAPITAL CORPORATION                                  6.75       04/01/2017             4,585,338

                                                                                                                          8,722,685
                                                                                                               --------------------

RENTAL AUTO/EQUIPMENT: 1.54%
       2,630,000  AVIS BUDGET CAR RENTAL LLC<<                                          7.75       05/15/2016             2,551,100
       1,315,000  HERTZ CORPORATION                                                     8.88       01/01/2014             1,361,025
         805,000  HERTZ CORPORATION<<                                                  10.50       01/01/2016               869,400

                                                                                                                          4,781,525
                                                                                                               --------------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.24%
       2,165,000  BERRY PLASTICS HOLDING CORPORATION<<                                  8.88       09/15/2014             2,159,588
       1,654,000  THE GOODYEAR TIRE & RUBBER COMPANY<<                                  9.00       07/01/2015             1,711,890

                                                                                                                          3,871,478
                                                                                                               --------------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.13%
       3,680,000  OWENS-ILLINOIS INCORPORATED                                           7.80       05/15/2018             3,532,800
                                                                                                               --------------------

TEXTILE MILL PRODUCTS: 1.38%
       2,190,000  INTERFACE INCORPORATED                                                9.50       02/01/2014             2,266,650
       2,095,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                       8.88       09/15/2013             2,021,675

                                                                                                                          4,288,325
                                                                                                               --------------------

TRANSPORTATION EQUIPMENT: 2.01%
       4,225,000  GENERAL MOTORS CORPORATION<<                                          8.38       07/15/2033             3,390,563
       1,690,000  LEAR CORPORATION SERIES B                                             8.75       12/01/2016             1,563,250
       1,740,000  VISTEON CORPORATION<<                                                 7.00       03/10/2014             1,305,000

                                                                                                                          6,258,813
                                                                                                               --------------------

TOTAL CORPORATE BONDS & NOTES (COST $266,000,065)                                                                       259,659,302
                                                                                                               --------------------


THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



4




WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    HIGH INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

FOREIGN CORPORATE BONDS: 5.84%
$      1,840,000  FMC FINANCE III SA++                                                  6.88%      07/15/2017  $          1,803,200
       3,090,000  INEOS GROUP HOLDINGS PLC<<++                                          8.50       02/15/2016             2,842,800
       1,660,000  INTELSAT (BERMUDA) LIMITED+/-                                         8.89       01/15/2015             1,672,450
       1,545,000  INTELSAT (BERMUDA) LIMITED<<                                          9.25       06/15/2016             1,591,350
       3,380,000  INTELSAT (BERMUDA) LIMITED                                           11.25       06/15/2016             3,536,325
       1,830,000  NORDIC TELEPHONE COMPANY HOLDINGS++                                   8.88       05/01/2016             1,894,050
       1,765,000  NOVELIS INCORPORATED                                                  7.25       02/15/2015             1,712,050
         840,000  NXP BV                                                                7.88       10/15/2014               758,100
       1,465,000  ROGERS CABLE INCORPORATED                                             6.75       03/15/2015             1,513,459
         850,000  ROGERS WIRELESS INCORPORATED                                          6.38       03/01/2014               860,409

TOTAL FOREIGN CORPORATE BONDS@ (COST $18,530,311)                                                                        18,184,193
                                                                                                               --------------------

TERM LOANS: 4.85%
       1,965,681  ALLIED WASTE INDUSTRIES INCORPORATED TERM LOAN                        6.44       01/15/2012             1,910,406
       1,970,000  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B                      7.11       12/20/2012             1,884,522
       1,126,761  HEALTHSOUTH CORPORATION SENIOR SECURED TERM LOAN                      7.85       03/10/2013             1,080,755
       2,000,000  JG WENTWORTH & COMPANY INCORPORATED TERM LOAN B                       7.61       03/29/2014             1,855,000
         990,000  LYONDELL CHEMICAL COMPANY TERM LOAN                                   6.82       08/16/2013               975,645
       2,000,000  PINNACLE FOODS FINANCE LLC TERM LOAN                                  8.10       04/01/2014             1,905,000
         934,426  RBS GLOBAL INCORPORATED & REXNORD LLC TERM LOAN                       7.86       06/13/2013               898,217
         278,524  RBS GLOBAL INCORPORATED & REXNORD LLC TERM LOAN B+/-                  7.58       07/21/2013               267,731
       1,000,000  SANDRIDGE ENERGY INCORPORATED TERM LOAN                               8.63       03/07/2015               980,000
       1,000,000  SANDRIDGE ENERGY INCORPORATED TERM LOAN+/-                            8.63       04/01/2015               980,000
       2,500,000  THOMSON LEARNING INCORPORATED TERM LOAN                               8.10       06/29/2014             2,358,316

TOTAL TERM LOANS (COST $15,772,425)                                                                                      15,095,592
                                                                                                               --------------------

COLLATERAL FOR SECURITIES LENDING: 19.36%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.51%
         899,475  SCUDDER DAILY ASSETS MONEY MARKET FUND                                5.49       09/04/2007               899,475
         691,898  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                       5.35       09/04/2007               691,898

                                                                                                                          1,591,373
                                                                                                               --------------------

COLLATERAL INVESTED IN OTHER ASSETS: 18.85%
         603,933  AMSTERDAM FUNDING CORPORATION                                         6.16       09/18/2007               602,701
         323,400  ATLANTIC ASSET SECURITIZATION CORPORATION++                           5.30       09/13/2007               322,976
          89,948  ATLAS CAPITAL FUNDING CORPORATION++                                   5.37       09/12/2007                89,842
         321,241  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                    5.10       10/25/2007               321,254
         385,489  ATOMIUM FUNDING CORPORATION++                                         5.89       09/19/2007               384,645
         321,241  BANCO SANTANDER TOTTA LOAN+++/-SS.                                    5.60       10/15/2008               321,119
         321,241  BANK OF IRELAND SERIES EXTC+++/-SS.                                   5.35       10/14/2008               321,142
         642,482  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $642,879)             5.55       09/04/2007               642,482
       2,120,192  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $2,121,511)                       5.60       09/04/2007             2,120,192
         256,993  BNP PARIBAS+/-                                                        5.33       05/07/2008               256,646
         174,914  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $175,021)                                             5.54       09/04/2007               174,914
       1,027,972  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,028,609)                                           5.58       09/04/2007             1,027,972
         117,112  BRYANT PARK FUNDING LLC++                                             6.12       09/19/2007               116,855
         398,339  BUCKINGHAM III CDO                                                    5.34       09/17/2007               397,582
         449,738  CEDAR SPRINGS CAPITAL COMPANY                                         5.37       09/07/2007               449,540
         306,297  CEDAR SPRINGS CAPITAL COMPANY                                         5.80       09/05/2007               306,251
         835,227  CHEYNE FINANCE LLC+++/-                                               5.05       02/25/2008               793,499
         642,482  CHEYNE FINANCE LLC+++/-                                               5.42       05/19/2008               642,482
         128,496  CIT GROUP INCORPORATED+/-                                             5.43       12/19/2007               127,060
         137,298  CIT GROUP INCORPORATED+/-                                             5.59       09/20/2007               137,036



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



5




WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    HIGH INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        141,667  CIT GROUP INCORPORATED+/-                                             5.73%      11/23/2007    $          140,432
       2,574,550  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $2,576,146)                                           5.58       09/04/2007             2,574,550
         256,993  CLIPPER RECEIVABLES CORPORATION                                       6.15       09/19/2007               256,430
          64,248  COMERICA BANK+/-                                                      5.33       02/08/2008                64,012
       3,287,328  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED
                  (MATURITY VALUE $3,289,373)                                           5.60       09/04/2007             3,287,328
         128,496  CULLINAN FINANCE CORPORATION                                          5.31       09/04/2007               128,496
         321,241  CULLINAN FINANCE CORPORATION+++/-                                     5.32       02/12/2008               321,212
         963,724  CULLINAN FINANCE CORPORATION+++/-                                     5.45       08/04/2008               963,425
         770,979  CULLINAN FINANCE CORPORATION+++/-                                     5.49       02/25/2008               770,979
         513,986  DEER VALLEY FUNDING LLC++                                             5.39       09/12/2007               513,385
         141,346  DEER VALLEY FUNDING LLC                                               5.39       09/13/2007               141,161
         770,979  DEER VALLEY FUNDING LLC++                                             5.89       09/14/2007               769,853
         899,475  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $900,033)                                             5.58       09/04/2007               899,475
         899,475  EBBETS FUNDING LLC++                                                  6.18       09/06/2007               899,214
         681,031  FALCON ASSET SECURITIZATION CORPORATION++                             5.30       09/14/2007               680,037
         321,241  FALCON ASSET SECURITIZATION CORPORATION                               5.37       11/06/2007               318,295
       1,284,965  FIVE FINANCE INCORPORATED+++/-                                        5.30       07/09/2008             1,284,579
         474,152  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        5.40       10/31/2007               470,217
         173,470  GEMINI SECURITIZATION CORPORATION++                                   6.17       09/17/2007               173,141
         642,482  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $642,864)                         5.35       09/04/2007               642,482
         321,241  HARRIER FINANCE FUNDING LLC+++/-                                      5.31       01/11/2008               321,199
         128,496  HARRIER FINANCE FUNDING LLC+/-                                        5.52       04/25/2008               128,496
         513,986  HARRIER FINANCE FUNDING LLC                                           6.12       09/05/2007               513,909
         642,482  HUDSON-THAMES LLC+++/-                                                5.33       06/16/2008               642,437
         835,227  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.66       08/16/2008               835,227
         321,241  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                            5.51       09/24/2008               321,219
         128,496  K2 (USA) LLC+++/-                                                     5.33       09/28/2007               128,494
       1,015,122  K2 (USA) LLC                                                          6.14       10/05/2007             1,010,544
         738,855  KESTREL FUNDING US LLC+++/-                                           5.48       02/25/2008               738,825
         128,496  KESTREL FUNDING US LLC+/-                                             5.52       04/25/2008               128,496
         192,745  KESTREL FUNDING US LLC                                                5.91       10/09/2007               191,764
         809,528  LEXINGTON PARKER CAPITAL CORPORATION                                  5.39       09/10/2007               808,823
         642,482  LEXINGTON PARKER CAPITAL CORPORATION                                  5.78       09/13/2007               641,641
         321,241  LIBERTY STREET FUNDING CORPORATION                                    5.36       09/20/2007               320,493
         385,489  LIBERTY STREET FUNDING CORPORATION                                    6.09       09/18/2007               384,703
         256,993  LIBERTY STREET FUNDING CORPORATION                                    6.25       09/27/2007               256,132
         642,482  LINKS FINANCE LLC+++/-                                                5.45       08/15/2008               642,264
         950,874  LIQUID FUNDING LIMITED+++/-                                           5.33       06/11/2008               950,741
         860,926  LIQUID FUNDING LIMITED+++/-                                           5.34       11/13/2007               860,926
       3,854,894  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $3,857,228)                       5.45       09/04/2007             3,854,894
         271,128  METLIFE GLOBAL FUNDING I+++/-                                         5.43       10/05/2007               271,038
       4,137,292  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $4,139,857)                                           5.58       09/04/2007             4,137,292
          59,430  MORGAN STANLEY SERIES EXL+/-                                          5.69       09/15/2008                59,332
          51,399  NATIONAL CITY BANK+/-                                                 5.17       09/04/2007                51,399
         804,401  NEWPORT FUNDING CORPORATION++                                         5.28       09/04/2007               804,401
       1,130,769  NORTH SEA FUNDING LLC++                                               5.40       09/04/2007             1,130,769
         308,392  NORTH SEA FUNDING LLC++                                               5.40       09/10/2007               308,123
         642,482  NORTHERN ROCK PLC+++/-                                                5.35       10/03/2008               642,669
         193,104  PARK AVENUE RECEIVABLES CORPORATION                                   6.06       09/11/2007               192,908
         256,993  PERRY GLOBAL FUNDING LLC SERIES A                                     6.21       09/11/2007               256,731
         366,215  PREMIUM ASSET TRUST+++/-                                              5.48       12/21/2007               366,204
         321,241  PREMIUM ASSET TRUST SERIES 06-B+++/-                                  5.64       12/16/2007               321,241
         244,143  PYXIS MASTER TRUST SERIES 2007-3+++/-                                 5.51       11/27/2007               244,143
          51,977  RACERS TRUST SERIES 2004-6-MM+++/-                                    5.55       02/22/2008                51,988
         834,212  REGENCY MARKETS #1 LLC                                                5.89       09/17/2007               832,627



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



6




WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    HIGH INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        462,587  SEDNA FINANCE INCORPORATED+++/-                                       5.32%      04/10/2008  $            462,564
         642,482  SEDNA FINANCE INCORPORATED                                            5.35       09/11/2007               641,827
         835,227  SEDNA FINANCE INCORPORATED                                            5.40       10/09/2007               830,976
         321,241  SHEFFIELD RECEIVABLES CORPORATION++                                   6.02       09/20/2007               320,493
         327,666  SHIPROCK FINANCE SERIES 2007-4A+++/-                                  5.68       04/11/2008               327,666
         321,241  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.31       02/04/2008               320,265
         250,568  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        5.48       02/29/2008               250,545
         256,993  SLM CORPORATION+++/-                                                  5.54       05/12/2008               253,141
         398,339  STANFIELD VICTORIA FUNDING LLC+++/-                                   5.36       04/03/2008               398,427
         642,482  STANFIELD VICTORIA FUNDING LLC+++/-                                   5.57       02/15/2008               642,643
         321,241  SURREY FUNDING CORPORATION                                            5.83       09/06/2007               321,148
         102,797  SURREY FUNDING CORPORATION++                                          6.46       09/12/2007               102,677
         642,482  TANGO FINANCE CORPORATION                                             5.40       10/04/2007               639,675
         414,453  TASMAN FUNDING INCORPORATED++                                         5.29       09/28/2007               413,002
         321,241  TEMPUS FUNDING LLC                                                    5.44       09/21/2007               320,444
         192,745  TEMPUS FUNDING LLC++                                                  6.19       09/27/2007               192,099
         128,496  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  6.09       09/20/2007               128,197
          74,284  THE TRAVELERS INSURANCE COMPANY+/-                                    5.40       02/08/2008                74,282
         128,496  THREE RIVERS FUNDING CORPORATION                                      5.81       09/13/2007               128,328
         256,993  THUNDER BAY FUNDING INCORPORATED                                      6.05       09/25/2007               256,207
         321,241  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                    5.63       12/09/2008               321,299
         321,241  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                    5.35       08/09/2008               321,321
         173,470  VERSAILLES CDS LLC                                                    5.31       09/07/2007               173,394
         321,241  VERSAILLES CDS LLC++                                                  5.40       09/24/2007               320,303
         256,993  VETRA FINANCE INCORPORATED++                                          5.29       09/28/2007               256,093
         552,535  VICTORIA FINANCE LLC+++/-                                             5.45       07/28/2008               552,452
         321,241  VICTORIA FINANCE LLC+++/-                                             5.47       08/07/2008               321,241
         642,482  WHITE PINE FINANCE LLC+++/-                                           5.46       02/22/2008               642,598
         308,392  YORKTOWN CAPITAL LLC++                                                6.06       09/12/2007               308,031
         256,993  ZELA FINANCE CORPORATION                                              5.34       10/26/2007               255,048

                                                                                                                         58,703,371
                                                                                                               --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $60,294,744)                                                               60,294,744
                                                                                                               --------------------
SHARES

SHORT-TERM INVESTMENTS: 4.67%
      14,557,620  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            14,557,620
                                                                                                               --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $14,557,620)                                                                          14,557,620
                                                                                                               --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $375,155,165)*                                     118.11%                                               $        367,791,451

OTHER ASSETS AND LIABILITIES, NET                        (18.11)                                                        56,403,609)
                                                       --------                                                --------------------

TOTAL NET ASSETS                                         100.00%                                               $        311,387,842
                                                       --------                                                --------------------


<< ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED  INSTITUTIONAL BUYERS" UNDER RULE
   144A OR SECURITIES  OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF
   1933, AS AMENDED.
^  ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
(I)ILLIQUID SECURITY.
+/- VARIABLE RATE INVESTMENTS.
^^ THIS  SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED  INTEREST OR
   PRINCIPAL PAYMENTS. (A)SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES
   APPROVED BY THE BOARD OF TRUSTEES. @ FOREIGN BOND PRINCIPAL IS DENOMINATED IN
   US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
   MATURITY.
~  THIS WELLS FARGO  ADVANTAGE  FUND INVESTS CASH  BALANCES  THAT IT RETAINS FOR
   LIQUIDITY  PURPOSES IN A WELLS FARGO  ADVANTAGE  MONEY MARKET FUND.  THE FUND
   DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,557,620.
*  COST  FOR  FEDERAL  INCOME  TAX  PURPOSES  IS  SUBSTANTIALLY  THE SAME AS FOR
   FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



7




WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    HIGH INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------



++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,557,620.
*  COST  FOR  FEDERAL  INCOME  TAX  PURPOSES  IS  SUBSTANTIALLY  THE SAME AS FOR
   FINANCIAL REPORTING PURPOSES.









THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.




WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


SHORT-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------




PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

AGENCY NOTES - INTEREST BEARING: 1.33%
$      5,000,000  FHLMC<<                                                               4.75%      01/18/2011   $         5,005,550

TOTAL AGENCY NOTES - INTEREST BEARING (COST $4,980,115)                                                                   5,005,550
                                                                                                               --------------------

AGENCY SECURITIES: 7.73%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.75%
         305,000  FHLMC<<                                                               5.25       07/18/2011               310,504
           2,106  FHLMC #160089                                                        10.75       09/01/2009                 2,221
          12,042  FHLMC #170151                                                        10.50       01/01/2016                13,473
           2,748  FHLMC #183254                                                         9.50       03/01/2011                 2,904
           9,005  FHLMC #1B0123+/-                                                      7.53       09/01/2031                 9,085
          11,112  FHLMC #1B0128+/-                                                      7.53       09/01/2031                11,210
          21,320  FHLMC #255531                                                        10.25       07/01/2009                21,838
           3,153  FHLMC #360016                                                        10.50       11/01/2017                 3,539
           3,848  FHLMC #360056                                                        10.50       02/01/2019                 4,421
           2,048  FHLMC #360057                                                        10.50       03/01/2019                 2,348
           2,386  FHLMC #360059                                                        10.50       04/01/2019                 2,737
           1,390  FHLMC #360061                                                        10.50       05/01/2019                 1,595
          27,981  FHLMC #360063                                                        10.50       06/01/2019                31,980
           3,850  FHLMC #360065                                                        10.50       07/01/2019                 4,410
         767,512  FHLMC #555316                                                         9.00       06/01/2019               819,608
         523,862  FHLMC #555408                                                        10.50       08/01/2018               587,947
         650,328  FHLMC #555500                                                         8.50       09/01/2017               688,463
         836,310  FHLMC #555514                                                         9.00       10/01/2019               906,452
          31,847  FHLMC #786823+/-                                                      7.38       07/01/2029                32,449
         215,935  FHLMC #789272+/-                                                      5.78       04/01/2032               218,441
         398,213  FHLMC #865496+/-                                                      5.81       05/01/2026               403,662
         557,980  FHLMC #A01734                                                         9.00       08/01/2018               598,110
         956,525  FHLMC #G01126                                                         9.50       12/01/2022             1,038,821
         154,947  FHLMC #G10747                                                         7.50       10/01/2012               159,263
         426,902  FHLMC #G11150                                                         7.50       12/01/2011               435,529
          37,463  FHLMC #G11345                                                         7.50       12/01/2011                38,345
          73,184  FHLMC #G11391                                                         7.50       06/01/2012                75,196
         154,751  FHLMC #G90023                                                         7.00       11/17/2013               158,864

                                                                                                                          6,583,415
                                                                                                               --------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 4.79%
         485,000  FNMA<<                                                                3.88       11/17/2008               479,210
       5,350,000  FNMA<<                                                                6.63       09/15/2009             5,546,869
           4,950  FNMA #100001                                                          9.00       02/15/2020                 5,395
       1,520,018  FNMA #100042                                                         11.00       10/15/2020             1,693,892
         295,623  FNMA #100202                                                          9.50       02/15/2011               308,178
         170,116  FNMA #100255                                                          8.33       07/15/2020               184,675
         625,332  FNMA #190075                                                          8.50       02/01/2023               657,636
         406,744  FNMA #302507                                                          9.00       11/01/2024               443,476
          66,995  FNMA #313617                                                          8.00       09/01/2023                70,184
       1,073,357  FNMA #323582<<                                                        8.00       04/01/2017             1,121,767
          59,103  FNMA #392645                                                          8.00       12/01/2013                59,263
         526,837  FNMA #426828                                                          8.00       09/01/2019               556,537
         273,327  FNMA #426832                                                          8.50       07/01/2018               292,271
         711,000  FNMA #545131                                                          8.00       03/01/2013               719,633
         132,854  FNMA #545157                                                          8.50       11/01/2012               135,205
         387,790  FNMA #545460+/-                                                       7.20       11/01/2031               392,635
       2,014,391  FNMA #598559<<                                                        6.50       08/01/2031             2,075,519
         221,519  FNMA #70801                                                          12.00       03/01/2017               248,528
       2,960,340  FNMA #712107<<                                                        6.00       03/01/2033             2,974,730

                                                                                                                         17,965,603
                                                                                                               --------------------



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.


1


WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


SHORT-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.18%
$        111,892  GNMA #780029                                                          9.00%      11/15/2024   $           120,435
       2,196,396  GNMA #780110<<                                                       12.50       04/15/2019             2,535,233
          28,212  GNMA #780134                                                          8.50       05/15/2010                28,267
         361,771  GNMA #780267<<                                                        9.00       11/15/2017               390,970
         161,217  GNMA #780288<<                                                        8.00       12/15/2023               172,858
           9,346  GNMA #780333                                                          8.00       12/15/2008                 9,355
             210  GNMA #780434                                                          7.50       12/15/2007                   210
       1,044,554  GNMA #781311<<                                                        7.50       02/15/2013             1,067,575
          97,284  GNMA #781540<<                                                        7.00       05/15/2013               100,197
          18,933  GNMA #927                                                            10.00       02/20/2018                21,496

                                                                                                                          4,446,596
                                                                                                               --------------------

SMALL BUSINESS ADMINISTRATION: 0.01%
         631,394  SBA #0191++(C)(I)                                                     3.64       07/30/2018                17,955
                                                                                                               --------------------

TOTAL AGENCY SECURITIES (COST $29,795,928)                                                                               29,013,569
                                                                                                               --------------------

ASSET BACKED SECURITIES: 10.46%
       3,900,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                    5.93       03/15/2012             3,892,095
       1,405,636  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                  2003-5 CLASS 2M1+/-                                                   6.11       05/25/2033             1,300,671
       4,211,258  CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO+/-(C)(I)       0.54       07/15/2027                 2,632
       3,077,419  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS
                  A(I)                                                                  7.23       07/16/2028                   962
         391,054  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-           5.90       02/15/2034               384,494
       1,050,829  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-          5.91       12/15/2033             1,024,819
       3,933,795  DAIMLER CHRYSLER AUTO TRUST SERIES 2006-A CLASS A3                    5.00       05/08/2010             3,923,851
      32,049,444  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++(C)(I)(A)            0.83       09/29/2031               737,137
       2,865,278  FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-               5.63       12/15/2009             2,865,136
       3,515,000  GRACECHURCH CARD PLC SERIES 7 CLASS A+/-                              5.63       11/16/2009             3,515,000
       1,236,425  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                     5.63       08/25/2035             1,233,409
       2,545,989  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                     6.21       02/25/2034             2,202,636
         215,179  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                  CLASS AII+/-                                                          5.98       03/25/2032               213,353
       4,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
                  M1+/-                                                                 6.26       10/25/2033             3,797,116
       3,732,718  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                  M1+/-                                                                 6.93       04/25/2033             3,449,619
       4,036,624  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2007-1 CLASS A2            5.29       05/20/2009             4,033,327
       4,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++         5.63       01/23/2011             3,946,250
       2,800,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++         5.57       06/23/2012             2,724,750

TOTAL ASSET BACKED SECURITIES (COST $44,368,557)                                                                         39,247,257
                                                                                                               --------------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 17.44%
       4,392,112  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                        6.19       10/25/2033             3,632,174
      37,000,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2001-PB1 CLASS XP+/-++(C)                                             1.78       05/11/2035             1,548,506
         131,752  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-        7.47       10/20/2032               132,272
         499,991  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                6.16       03/25/2034               457,213
       2,045,996  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-        5.24       12/25/2035             2,028,182
         340,051  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                  CLASS AA+/-                                                           5.84       12/25/2034               339,176
       1,387,113  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-      5.57       11/25/2036             1,385,685
         311,848  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                6.00       02/25/2017               313,856
         889,059  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES 2006-HYB1
                  CLASS 2A2A+/-                                                         5.54       03/20/2036               884,665
         864,857  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                  2001-HYB1 CLASS 2A1+/-                                                6.89       06/19/2031               862,294
         264,525  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                  2004-20 CLASS 3A1+/-                                                   7.40       09/25/2034               270,606
      43,014,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CK6 CLASS ACP+/-(C)                                       0.93       08/15/2036               484,785
         557,766  DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                     8.45       09/20/2019               555,629
       1,094,145  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-              6.07       09/25/2033             1,079,402


THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



2




WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


SHORT-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$        167,338  FHLMC SERIES 2198 CLASS SC+/-                                         9.00%      06/15/2028   $           172,526
       1,094,125  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6         9.50       02/25/2042             1,183,105
          56,591  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                  2A1+/-                                                                6.39       07/25/2043                57,216
       2,069,046  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                  2A1+/-                                                                6.50       10/25/2043             2,078,518
         230,800  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                            9.50       11/25/2031               245,567
       1,668,539  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                           9.50       05/25/2042             1,779,980
         503,716  FNMA SERIES 1989-29 CLASS Z                                          10.00       06/25/2019               543,014
         366,656  FNMA SERIES 1989-63 CLASS Z                                           9.40       10/25/2019               389,540
       1,231,846  FNMA SERIES 2003-W19 CLASS 1A4                                        4.78       11/25/2033             1,222,710
         747,573  FNMA SERIES G95-2 CLASS IO+/-(C)(I)                                  10.00       05/25/2020               198,071
         106,784  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                           8.04       06/25/2033               107,705
       3,198,896  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                            6.45       08/25/2042             3,226,832
         313,668  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                           9.52       10/25/2042               337,822
     100,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1
                  CLASS X2+/-++(C)                                                      0.95       05/15/2033               622,790
      75,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                  CLASS X2+/-++(C)                                                      1.33       08/11/2033               799,748
      67,720,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2001-C2 CLASS X2+/-++(C)                                              0.95       04/15/2034               443,403
         182,018  GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES SERIES
                  1998-GN1 CLASS M2(I)                                                  8.02       02/25/2027               179,778
       6,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2002-C1 CLASS XPB+/-++(C)                                             1.99       01/11/2035                28,077
         242,291  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2004-GG1 CLASS A2                                                     3.84       06/10/2036               241,611
         905,427  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-++                  8.00       09/19/2027               957,459
       2,896,030  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                5.91       06/25/2034             2,864,388
       2,044,237  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                6.48       06/25/2034             2,053,002
       1,524,311  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++             5.86       01/25/2036             1,502,822
       2,562,214  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++             5.72       04/25/2036             2,554,785
         569,843  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                    6.71       04/25/2032               569,828
       7,150,640  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS
                  AX1+/-(C)                                                             0.80       01/25/2035                34,636
      50,298,731  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
                  AX1+/-(C)                                                             0.80       11/25/2034               180,761
     125,000,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CIB2 CLASS X2+/-++(C)                                      1.00       04/15/2035             1,012,738
       2,240,012  JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                    4.90       04/25/2035             2,211,051
       2,308,909  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                   5.11       06/25/2035             2,288,281
       1,931,448  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                    5.37       08/25/2035             1,915,023
       2,034,292  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                  1A1+/-++                                                              4.94       09/28/2044             2,008,863
          41,089  MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                     6.18       10/25/2032                40,903
      60,944,748  MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X+/-++(C)              0.91       11/15/2031               720,446
       3,499,099  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AR1 CLASS 1A1+/-      5.11       02/25/2035             3,478,880
       6,113,812  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                    6.75       09/10/2035             6,186,792
         683,554  RURAL HOUSING TRUST 1987-1 SERIES 3 CLASS C                           7.33       04/01/2026               682,320
         112,260  SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS A^        5.14       10/23/2017               104,248
       3,068,286  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                  A+/-++                                                                8.51       07/15/2027             3,061,387
          16,512  STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B
                  CLASS BO(I)^                                                          0.06       06/25/2023                16,452
         239,650  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                   5.99       12/25/2034               239,417
         160,520  USGI FHA PROJECT LOAN                                                 7.44       11/24/2019               158,915
         719,863  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-           4.38       12/25/2032               716,759
       1,246,754  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-            3.07       08/25/2033             1,235,730
         354,193  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-(I)             7.01       08/25/2032               352,971
         354,193  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-(I)             7.01       08/25/2032               352,971
         123,877  WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-(I)             6.98       12/28/2037               123,497

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $66,135,303)                                                             65,457,783
                                                                                                               --------------------

CORPORATE BONDS & NOTES: 38.19%

AMUSEMENT & RECREATION SERVICES: 0.29%
       1,100,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                   6.55       12/01/2010             1,100,000
                                                                                                               --------------------

APPAREL & ACCESSORY STORES: 0.53%
       2,000,000  MAY DEPARTMENT STORES COMPANY                                         5.95       11/01/2008             1,997,778
                                                                                                               --------------------



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.


3



WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


SHORT-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.78%
$      3,000,000  CENTEX CORPORATION                                                    4.88%      08/15/2008   $         2,930,844
                                                                                                               --------------------

COMMUNICATIONS: 4.72%
       2,500,000  AMERITECH CAPITAL FUNDING CORPORATION                                 6.25       05/18/2009             2,549,843
       3,000,000  AMFM INCORPORATED                                                     8.00       11/01/2008             3,045,000
       1,000,000  QWEST CORPORATION+/-                                                  8.61       06/15/2013             1,055,000
       3,500,000  SPRINT CAPITAL CORPORATION                                            6.13       11/15/2008             3,517,710
         500,000  TIME WARNER COMPANY INCORPORATED                                      7.48       01/15/2008               503,162
       5,100,000  TIME WARNER ENTERTAINMENT COMPANY LP                                  7.25       09/01/2008             5,136,567
       1,935,000  VERIZON GLOBAL FUNDING CORPORATION                                    4.00       01/15/2008             1,923,427

                                                                                                                         17,730,709
                                                                                                               --------------------

DEPOSITORY INSTITUTIONS: 5.58%
       6,000,000  BANK OF NEW YORK COMPANY INCORPORATED+/-                              4.25       09/04/2012             6,000,000
       5,000,000  HUNTINGTON CAPITAL TRUST I+/-                                         6.06       02/01/2027             4,386,400
       2,000,000  INDEPENDENCE COMMUNITY BANK CORPORATION+/-                            3.50       06/20/2013             1,972,292
       4,750,000  M&T BANK CORPORATION+/-++                                             3.85       04/01/2013             4,718,284
       2,000,000  WACHOVIA CORPORATION+/-                                               5.48       03/15/2011             1,988,382
       2,000,000  WASHINGTON MUTUAL BANK SERIES BKNT+/-                                 5.93       05/20/2013             1,881,042

                                                                                                                         20,946,400
                                                                                                               --------------------

EATING & DRINKING PLACES: 0.67%
       2,500,000  YUM! BRANDS INCORPORATED                                              7.65       05/15/2008             2,531,768
                                                                                                               --------------------

ELECTRIC, GAS & SANITARY SERVICES: 4.38%
       2,500,000  ENTERGY GULF STATES INCORPORATED                                      5.12       08/01/2010             2,467,693
       2,000,000  FAR WEST WATER & SEWER INCORPORATED++                                 8.35       12/27/2007             1,999,000
       1,870,000  IPALCO ENTERPRISES INCORPORATED                                       8.38       11/14/2008             1,893,375
       4,000,000  NIAGARA MOHAWK POWER CORPORATION SERIES G                             7.75       10/01/2008             4,084,868
       2,000,000  NISOURCE CAPITAL MARKETS INCORPORATEDSS.                              6.78       12/01/2027             2,010,730
       3,920,000  WASTE MANAGEMENT INCORPORATED                                         6.50       11/15/2008             3,965,437

                                                                                                                         16,421,103
                                                                                                               --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.07%
       2,000,000  AMETEK INCORPORATED                                                   7.20       07/15/2008             2,016,568
       2,000,000  NATIONAL SEMICONDUCTOR CORPORATION+/-                                 5.61       06/15/2010             1,981,850

                                                                                                                          3,998,418
                                                                                                               --------------------

FOOD & KINDRED PRODUCTS: 2.04%
       2,400,000  GENERAL MILLS INCORPORATED                                            3.88       11/30/2007             2,388,530
       3,250,000  HJ HEINZ COMPANY++                                                    6.43       12/01/2008             3,284,320
       2,000,000  KRAFT FOODS INCORPORATED                                              4.00       10/01/2008             1,965,962

                                                                                                                          7,638,812
                                                                                                              - -------------------

FOOD STORES: 0.62%
       2,340,000  SAFEWAY INCORPORATED                                                  7.00       09/15/2007             2,339,956
                                                                                                               --------------------

GENERAL MERCHANDISE STORES: 1.04%
       4,000,000  WAL-MART STORES INCORPORATED                                          3.38       10/01/2008             3,921,148
                                                                                                               --------------------

HOLDING & OTHER INVESTMENT OFFICES: 0.24%
               1  CONTISECURITIES ASSET FUNDING LLC                                     0.00       07/15/2027                     1
         883,946  CORE INVESTMENT GRADE TRUST+/-                                        4.64       11/30/2007               881,179

                                                                                                                            881,180
                                                                                                               --------------------



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.




4




WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


SHORT-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.53%
$      2,000,000  MIRAGE RESORTS INCORPORATED<<                                         6.75%      02/01/2008   $         2,000,000
                                                                                                               --------------------

INSURANCE CARRIERS: 0.54%
       2,000,000  UNUMPROVIDENT CORPORATION                                             6.00       05/15/2008             2,008,054
                                                                                                               --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.61%
       2,300,000  BAUSCH & LOMB INCORPORATED                                            6.95       11/15/2007             2,299,841
                                                                                                               --------------------

MISCELLANEOUS RETAIL: 0.67%
       2,317,814  CVS CAREMARK CORPORATION++                                            7.77       01/10/2012             2,514,267
                                                                                                               --------------------

MOTION PICTURES: 0.12%
         460,000  NEWS AMERICA INCORPORATED                                             6.63       01/09/2008               461,176
                                                                                                               --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 6.23%
       4,700,000  COUNTRYWIDE HOME LOAN<<                                               5.63       07/15/2009             4,442,605
       1,500,000  DISCOVER FINANCIAL SERVICES+/-++                                      5.89       06/11/2010             1,500,554
       7,250,000  GENERAL ELECTRIC CAPITAL CORPORATION                                  3.50       05/01/2008             7,160,644
       2,250,000  GMAC LLC                                                              7.75       01/19/2010             2,141,559
       2,510,000  GREENPOINT FINANCIAL CORPORATION                                      3.20       06/06/2008             2,466,750
       3,700,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                           5.87       07/31/2008             3,728,612
       2,000,000  WASHINGTON MUTUAL BANK                                                4.50       08/25/2008             1,956,824

                                                                                                                         23,397,548
                                                                                                               --------------------

OFFICE EQUIPMENT: 0.66%
       2,500,000  XEROX CORPORATION                                                     5.50       05/15/2012             2,471,460
                                                                                                               --------------------

PAPER & ALLIED PRODUCTS: 0.53%
       2,000,000  INTERNATIONAL PAPER COMPANY                                           6.50       11/15/2007             2,000,278
                                                                                                               --------------------

PIPELINES: 0.48%
       1,800,000  PLAINS ALL AMERICAN PIPELINE LP                                       4.75       08/15/2009             1,785,298
                                                                                                               --------------------

RAILROAD TRANSPORTATION: 0.92%
         460,000  CSX CORPORATION                                                       6.25       10/15/2008               463,680
       2,980,000  UNION PACIFIC CORPORATION                                             5.75       10/15/2007             2,979,055

                                                                                                                          3,442,735
                                                                                                               --------------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 2.06%
       2,500,000  EQUITY ONE INCORPORATED                                               3.88       04/15/2009             2,436,205
       1,499,000  HRPT PROPERTIES TRUST+/-                                              5.32       03/16/2011             1,498,552
       2,000,000  ISTAR FINANCIAL INCORPORATED+/-                                       5.91       03/16/2009             1,941,504
       1,924,000  ROUSE COMPANY                                                         3.63       03/15/2009             1,859,454

                                                                                                                          7,735,715
                                                                                                               --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.34%
       3,000,000  LEHMAN BROTHERS HOLDING INCORPORATED<<                                5.75       04/25/2011             3,018,777
       1,995,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                      6.00       07/19/2012             1,992,630

                                                                                                                          5,011,407
                                                                                                               --------------------

TRANSPORTATION EQUIPMENT: 1.54%
       5,800,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                4.75       01/15/2008             5,772,015
                                                                                                               --------------------

TOTAL CORPORATE BONDS & NOTES (COST $145,146,963)                                                                       143,337,910
                                                                                                               --------------------



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.




5




WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


SHORT-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

FOREIGN CORPORATE BONDS: 8.41%
$      2,000,000  AMERICA MOVIL SA DE CV+/-++                                           5.46%      06/27/2008   $         1,997,900
       3,450,000  BRITISH SKY BROADCASTING GROUP PLC                                    8.20       07/15/2009             3,640,064
         250,000  CHEVRON CAPITAL COMPANY                                               3.50       09/17/2007               249,835
       2,700,000  ENCANA CORPORATION                                                    4.60       08/15/2009             2,679,926
       1,500,000  KOREA DEVELOPMENT BANK                                                4.63       09/16/2010             1,476,470
       2,500,000  PCCW HKT CAPITAL LIMITED++                                            8.00       11/15/2011             2,721,195
         800,000  PEMEX FINANCE LIMITED                                                 9.69       08/15/2009               832,000
       2,500,000  ROGERS WIRELESS INCORPORATED                                          9.63       05/01/2011             2,818,350
       2,000,000  SEAGATE TECHNOLOGY HDD HOLDINGS<<                                     6.38       10/01/2011             1,980,000
       2,500,000  TELEFONOS DE MEXICO SA                                                4.50       11/19/2008             2,477,500
       4,000,000  TRANSOCEAN INCORPORATED+/-                                            5.56       09/05/2008             3,999,516
       4,000,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                         6.50       12/15/2008             4,042,876
       2,625,000  YORKSHIRE POWER FINANCE SERIES B                                      6.50       02/25/2008             2,644,753

TOTAL FOREIGN CORPORATE BONDS@ (COST $31,642,101)                                                                        31,560,385
                                                                                                               --------------------

MUNICIPAL BONDS & NOTES: 9.91%

ARIZONA: 1.39%
       5,000,000  PHOENIX AZ IDA AMERICA WEST ARENA (RECREATIONAL FACILITIES
                  REVENUE, AMBAC INSURED)                                               7.13       12/01/2021             5,215,650
                                                                                                               --------------------

CALIFORNIA: 3.34%
       1,000,000  ANAHEIM CA PUBLIC IMPROVEMENTS PROJECT PREREFUNDED SERIES B
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)SS.                           7.38       09/01/2020             1,020,000
       2,000,000  BELL CA PFA TAXABLE BOND ANTICIPATED NOTES (PROPERTY TAX
                  REVENUE)                                                              7.40       11/01/2007             2,002,360
       6,690,000  LOS ANGELES COUNTY CA PENSION OBLIGATION CAPITAL APPRECIATION
                  TAXABLE SERIES D (PROPERTY TAX REVENUE, MBIA INSURED)^                5.07       06/30/2010             5,805,983
       3,700,000  SACRAMENTO COUNTY CA PENSION FUNDING SERIES C-1 (OTHER
                  REVENUE, MBIA INSURED)                                                6.50       07/10/2030             3,700,000

                                                                                                                         12,528,343
                                                                                                               --------------------

FLORIDA: 1.45%
       5,000,000  SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT
                  PREREFUNDED (OTHER REVENUE)SS.                                       11.50       10/01/2013             5,439,650
                                                                                                               --------------------

GEORGIA: 0.82%
       3,000,000  ATLANTA & FULTON COUNTY GA DOWNTOWN ARENA PROJECT (LEASE
                  REVENUE, FIRST SECURITY BANK LOC)                                     7.00       12/01/2028             3,076,320
                                                                                                               --------------------

ILLINOIS: 0.46%
         560,000  COOK COUNTY IL SCHOOL DISTRICT #155 SERIES A (GO - SCHOOL
                  DISTRICTS, FIRST SECURITY BANK LOC)^                                  5.45       12/01/2008               524,619
       1,475,000  COOK COUNTY IL SCHOOL DISTRICT #155 SERIES C (GO - SCHOOL
                  DISTRICTS, FIRST SECURITY BANK LOC)^                                  5.17       12/01/2011             1,187,301

                                                                                                                          1,711,920
                                                                                                               --------------------

IOWA: 0.20%
         750,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX
                  REVENUE LOC)                                                          6.79       06/01/2010               764,670
                                                                                                               --------------------

LOUISIANA: 0.55%
       2,039,491  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                  (OTHER REVENUE LOC)                                                   6.36       05/15/2025             2,041,551
                                                                                                               --------------------

MASSACHUSETTS: 0.82%
       3,000,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, MBIA INSURED)                                     7.04       10/01/2028             3,089,040
                                                                                                               --------------------




THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.




6



WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


SHORT-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

TEXAS: 0.85%
$      1,330,000  HARRIS COUNTY TX CAPITAL APPRECIATION 3RD LIEN PUTTABLE
                  SERIES A2 (SPORTS FACILITIES REVENUE, MBIA INSURED)^SS.               5.61%      12/01/2008   $         1,243,550
       1,955,000  REEVES COUNTY TX LEASE RENTALS LAW ENFORCEMENT (LEASE
                  REVENUE, ACA INSURED)                                                 5.75       03/01/2012             1,947,219

                                                                                                                          3,190,769
                                                                                                               --------------------

WISCONSIN: 0.03%
         125,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY REDEVELOPMENT REVENUE
                  TAXABLE SCIENCE EDUCATION PROJECT SERIES A-T                          6.00       08/01/2008               124,423
                                                                                                               --------------------

TOTAL MUNICIPAL BONDS & NOTES (COST $37,476,739)                                                                         37,182,336
                                                                                                               --------------------

US TREASURY SECURITIES: 0.34%

US TREASURY NOTES: 0.34%
       1,265,000  US TREASURY NOTE<<                                                    4.25       10/15/2010             1,267,668
          25,000  US TREASURY NOTE<<                                                    4.88       06/30/2012                25,660

                                                                                                                          1,293,328
                                                                                                               --------------------

TOTAL US TREASURY SECURITIES (COST $1,289,623)                                                                            1,293,328
                                                                                                               --------------------

COLLATERAL FOR SECURITIES LENDING: 8.26%

COLLATERAL INVESTED IN OTHER ASSETS: 8.26%
         106,615  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                              5.59       11/21/2007               106,618
           1,173  AMERICAN GENERAL FINANCE CORPORATION+/-                               5.48       01/18/2008                 1,172
          10,661  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                    5.46       09/27/2007                10,661
         426,459  AMSTERDAM FUNDING CORPORATION                                         6.16       09/18/2007               425,590
         247,880  ATLAS CAPITAL FUNDING CORPORATION++                                   5.32       09/13/2007               247,555
         426,459  ATLAS CAPITAL FUNDING CORPORATION+/-++                                5.50       04/25/2008               426,387
         266,537  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.10       10/25/2007               266,548
         266,537  ATOMIUM FUNDING CORPORATION++                                         5.89       09/19/2007               265,953
         533,074  BASF FINANCE EUROPE NV+/-++                                           5.35       09/19/2008               532,914
          54,907  BEAR STEARNS & COMPANY INCORPORATED+/-                                5.96       09/27/2007                54,887
         266,537  BEAR STEARNS & COMPANY INCORPORATED+/-                                5.46       10/05/2007               266,537
         533,074  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $533,403)             5.55       09/04/2007               533,074
       1,066,149  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $1,066,812)                       5.60       09/04/2007             1,066,149
         514,417  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                     5.50       10/03/2007               514,211
         319,845  BNP PARIBAS+/-                                                        5.33       05/07/2008               319,413
       1,066,149  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,066,810)                                           5.58       09/04/2007             1,066,149
         426,459  BRYANT PARK FUNDING LLC++                                             6.12       09/19/2007               425,526
         319,845  BUCKINGHAM III CDO LLC                                                5.34       09/17/2007               319,237
         266,537  CEDAR SPRINGS CAPITAL COMPANY                                         5.37       09/07/2007               266,420
          92,851  CHARIOT FUNDING LLC++                                                 5.89       09/25/2007                92,567
         303,852  CHEYNE FINANCE LLC+/-++                                               5.05       02/25/2008               288,672
         106,615  CIT GROUP INCORPORATED+/-                                             5.43       12/19/2007               105,423
       2,931,909  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $2,933,727)                                           5.58       09/04/2007             2,931,909
          85,292  CLIPPER RECEIVABLES CORPORATION                                       6.15       09/19/2007                85,105
         243,615  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                       5.45       09/04/2007               243,615
         239,883  CREDIT AGRICOLE SA                                                    5.34       02/25/2008               239,751
          24,415  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-           5.73       10/29/2007                24,431
       2,389,983  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED (MATURITY VALUE $2,391,470)                            5.60       09/04/2007             2,389,983



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



7



WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


SHORT-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        639,689  CULLINAN FINANCE CORPORATION                                          5.31%      09/04/2007   $           639,689
         266,537  CULLINAN FINANCE CORPORATION+/-++                                     5.45       08/04/2008               266,455
         277,199  DEER VALLEY FUNDING LLC++                                             5.39       09/12/2007               276,874
         266,537  DEER VALLEY FUNDING LLC++                                             5.89       09/14/2007               266,148
         373,152  EBBETS FUNDING LLC                                                    6.23       09/25/2007               372,010
         373,152  FALCON ASSET SECURITIZATION CORPORATION++                             5.30       09/14/2007               372,607
         159,922  FALCON ASSET SECURITIZATION CORPORATION                               5.37       11/06/2007               158,456
          10,661  FIVE FINANCE INCORPORATED+/-++                                        5.33       09/13/2007                10,661
         106,615  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                        5.40       10/31/2007               105,730
         170,584  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         5.67       06/16/2008               170,584
         213,230  HARRIER FINANCE FUNDING LLC                                           6.12       09/05/2007               213,198
         373,152  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.66       08/16/2008               373,152
       1,046,958  K2 (USA) LLC                                                          6.14       10/05/2007             1,042,236
         383,814  KESTREL FUNDING US LLC+/-++                                           5.48       02/25/2008               383,798
          53,307  LA FAYETTE ASSET SECURITIZATION CORPORATION++                         6.30       09/05/2007                53,299
         159,922  LEXINGTON PARKER CAPITAL CORPORATION                                  5.78       09/13/2007               159,713
          26,654  LIBERTY LIGHT US CAPITAL+/-++                                         5.09       11/21/2007                26,660
         309,183  LIBERTY STREET FUNDING CORPORATION                                    6.09       09/18/2007               308,552
         426,459  LIBERTY STREET FUNDING CORPORATION                                    6.25       09/27/2007               425,031
         799,612  LIQUID FUNDING LIMITED+/-++                                           5.33       06/11/2008               799,500
          10,661  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                             5.53       02/15/2008                10,661
           7,996  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                   5.61       01/02/2008                 7,996
         266,537  METLIFE GLOBAL FUNDING I+/-++         ss.                             5.49       10/21/2008               266,215
         213,230  MONT BLANC CAPITAL CORPORATION                                        6.07       09/24/2007               212,607
          22,922  MORGAN STANLEY+/-                                                     5.48       11/09/2007                22,902
         159,922  MORGAN STANLEY+/-                                                     5.45       04/07/2008               159,922
         163,920  MORGAN STANLEY+/-                                                     5.69       09/15/2008               163,652
         852,919  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $853,448)                                             5.58       09/04/2007               852,919
       1,066,149  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,066,810)                                           5.58       09/04/2007             1,066,149
         266,537  NATEXIS BANQUES POPULAIRES+/-++                                       5.35       11/09/2007               266,580
         127,938  NORTH SEA FUNDING LLC++                                               5.40       09/10/2007               127,827
         201,502  NORTH SEA FUNDING LLC++                                               5.91       09/13/2007               201,238
         266,537  PARK AVENUE RECEIVABLES CORPORATION                                   6.06       09/11/2007               266,265
         234,553  PERRY GLOBAL FUNDING LLC SERIES A                                     6.21       09/11/2007               234,313
         189,774  PREMIUM ASSET TRUST+/-++                                              5.50       07/15/2008               189,941
         500,610  RACERS TRUST SERIES 2004-6-MM+/-++                                    5.55       02/22/2008               500,721
         474,436  SANTANDER CENTRAL HISPANO FINANCE SA                                  5.28       09/26/2007               472,913
         191,907  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                            5.33       10/26/2007               191,903
         158,899  SHEFFIELD RECEIVABLES CORPORATION++                                   5.81       09/14/2007               158,667
         799,612  SHEFFIELD RECEIVABLES CORPORATION++                                   6.02       09/20/2007               797,748
         213,230  SLM CORPORATION+/-++                                                  5.54       05/12/2008               210,033
         426,459  STANFIELD VICTORIA FUNDING LLC+/-++                                   5.36       04/03/2008               426,553
         181,245  SURREY FUNDING CORPORATION                                            5.83       09/06/2007               181,193
         292,125  TASMAN FUNDING INCORPORATED++                                         5.29       09/28/2007               291,102
         127,938  TEMPUS FUNDING LLC++                                                  6.19       09/27/2007               127,509
          23,775  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.79       09/18/2007                23,727
         201,310  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  6.09       09/20/2007               200,841
         204,903  THE TRAVELERS INSURANCE COMPANY+/-                                    5.40       02/08/2008               204,899
         106,615  THREE RIVERS FUNDING CORPORATION                                      5.81       09/13/2007               106,475
         345,667  THUNDER BAY FUNDING INCORPORATED                                      6.05       09/25/2007               344,609
       1,066,149  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                             5.57       08/01/2008             1,066,149
         154,997  TULIP FUNDING CORPORATION                                             6.12       09/21/2007               154,612
         266,537  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.35       08/09/2008               266,604
          57,572  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                     5.36       12/03/2007                57,584
          18,125  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                     5.36       12/13/2007                18,079
         159,922  VERSAILLES CDS LLC                                                    5.31       09/07/2007               159,852
         109,280  VERSAILLES CDS LLC++                                                  5.40       09/24/2007               108,961
         266,537  VICTORIA FINANCE LLC+/-++                                             5.35       05/02/2008               266,537
         266,537  VICTORIA FINANCE LLC+/-++                                             5.47       08/07/2008               266,537
          58,062  WHISTLEJACKET CAPITAL LIMITED                                         5.32       09/28/2007                57,859
          15,992  WINDMILL FUNDING CORPORATION++                                        5.28       09/14/2007                15,969




THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.


8



WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


SHORT-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$          1,066  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                 5.36%      10/19/2007   $             1,066
         213,230  YORKTOWN CAPITAL LLC++                                                6.06       09/12/2007               212,980
         106,615  ZELA FINANCE CORPORATION                                              5.34       10/26/2007               105,808

                                                                                                                         30,987,487
                                                                                                               --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $30,987,487)                                                               30,987,487
                                                                                                               --------------------
SHARES

SHORT-TERM INVESTMENTS: 6.48%
      24,043,682  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            24,043,682
                                                                                                               --------------------

PRINCIPAL

US TREASURY BILLS: 0.07%
$        275,000  US TREASURY BILL^#                                                    4.83       10/25/2007               273,460
                                                                                                               --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $24,316,824)                                                                          24,317,142
                                                                                                               --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $416,139,640)*                                     108.55%                                               $        407,402,747

OTHER ASSETS AND LIABILITIES, NET                         (8.55)                                                       (32,076,621)
                                                       -------                                                 --------------------

TOTAL NET ASSETS                                         100.00%                                               $        375,326,126
                                                       -------                                                 --------------------



<< ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
 +/- VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED  INSTITUTIONAL BUYERS" UNDER RULE
   144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
(C)INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.
(I)ILLIQUID SECURITY.
(A)SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES. ^ ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.
@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $24,043,682.
#  SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.



WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    SHORT-TERM HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------




PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.35%
$        326,151  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5 CLASS
                  B2+/-                                                                 5.76%      04/25/2024   $           325,752

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $314,791)                                                                   325,752
                                                                                                               --------------------

CORPORATE BONDS & NOTES: 63.76%

AMUSEMENT & RECREATION SERVICES: 3.31%
       1,500,000  AMERICAN CASINO & ENTERTAINMENT PROPERTIES LLC                        7.85       02/01/2012             1,530,000
       1,500,000  PINNACLE ENTERTAINMENT INCORPORATED                                   8.75       10/01/2013             1,522,500

                                                                                                                          3,052,500
                                                                                                               --------------------

APPAREL & ACCESSORY STORES: 5.14%
       2,000,000  GAP INCORPORATED                                                      9.80       12/15/2008             2,097,680
       1,500,000  LEVI STRAUSS & COMPANY                                               12.25       12/15/2012             1,601,250
       1,000,000  WARNACO INCORPORATED                                                  8.88       06/15/2013             1,042,500

                                                                                                                          4,741,430
                                                                                                               --------------------

BUSINESS SERVICES: 2.65%
       1,500,000  SUNGARD DATA SYSTEMS INCORPORATED                                     3.75       01/15/2009             1,440,000
       1,000,000  UNITED RENTALS NORTH AMERICA INCORPORATED                             6.50       02/15/2012             1,005,000

                                                                                                                          2,445,000
                                                                                                               --------------------

CASINO & GAMING: 2.91%
       1,250,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY+/-++                        8.86       11/15/2012             1,253,125
       1,500,000  MOHEGAN TRIBAL GAMING AUTHORITY                                       6.13       02/15/2013             1,426,875

                                                                                                                          2,680,000
                                                                                                               --------------------

CHEMICALS & ALLIED PRODUCTS: 3.19%
       1,500,000  EQUISTAR CHEMICALS LP                                                 8.75       02/15/2009             1,537,500
       1,000,000  MYLAN LABORATORIES INCORPORATED                                       6.38       08/15/2015             1,000,000
         400,000  NALCO COMPANY                                                         7.75       11/15/2011               407,000

                                                                                                                          2,944,500
                                                                                                               --------------------

COMMUNICATIONS: 7.62%
       1,000,000  CINCINNATI BELL INCORPORATED                                          7.25       07/15/2013               992,500
       1,000,000  CSC HOLDINGS INCORPORATED SERIES B                                    7.63       04/01/2011               985,000
       1,500,000  ECHOSTAR DBS CORPORATION                                              6.38       10/01/2011             1,473,750
       1,165,000  PANAMSAT CORPORATION                                                  6.38       01/15/2008             1,162,088
       1,000,000  QWEST CORPORATION+/-                                                  8.61       06/15/2013             1,055,000
       1,300,000  RURAL CELLULAR CORPORATION                                            8.25       03/15/2012             1,352,000

                                                                                                                          7,020,338
                                                                                                               --------------------

ELECTRIC, GAS & SANITARY SERVICES: 6.06%
       1,500,000  AES CORPORATION++                                                     8.75       05/15/2013             1,560,000
       1,000,000  CLEAN HARBORS INCORPORATED                                           11.25       07/15/2012             1,090,000
       1,300,000  IPALCO ENTERPRISES INCORPORATED                                       8.38       11/14/2008             1,316,250
       1,615,000  TXU ENERGY COMPANY LLC                                                6.13       03/15/2008             1,617,056

                                                                                                                          5,583,306
                                                                                                               --------------------

FOOD & KINDRED PRODUCTS: 1.57%
       1,440,000  CONSTELLATION BRANDS INCORPORATED SERIES B                            8.00       02/15/2008             1,445,400
                                                                                                               --------------------

HEALTH SERVICES: 3.99%
       2,000,000  ALLIANCE IMAGING INCORPORATED(A)                                     10.38       04/15/2011             2,074,400



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



1



WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    SHORT-TERM HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

HEALTH SERVICES (continued)
$      1,600,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                               7.88%      02/01/2008   $         1,600,000

                                                                                                                          3,674,400
                                                                                                               --------------------

JUSTICE, PUBLIC ORDER & SAFETY: 2.18%
       2,000,000  CORRECTIONS CORPORATION OF AMERICA                                    7.50       05/01/2011             2,010,000
                                                                                                               --------------------

MISCELLANEOUS RETAIL: 1.36%
       1,250,000  RITE AID CORPORATION                                                  8.13       05/01/2010             1,250,000
                                                                                                               --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 2.62%
       1,000,000  GMAC LLC                                                              7.75       01/19/2010               951,804
       1,000,000  GMAC LLC                                                              6.00       12/15/2011               859,801
       1,000,000  RESIDENTIAL CAPITAL CORPORATION+/-++                                  8.69       04/17/2009               600,000

                                                                                                                          2,411,605
                                                                                                               --------------------

OIL & GAS: 1.55%
       1,390,000  HANOVER EQUIPMENT TRUST SERIES B                                      8.75       09/01/2011             1,428,225
                                                                                                              --------------------

OIL & GAS EXTRACTION: 2.97%
       1,400,000  FOREST OIL CORPORATION                                                8.00       06/15/2008             1,414,000
       1,295,000  POGO PRODUCING COMPANY SERIES B                                       8.25       04/15/2011             1,327,375

                                                                                                                          2,741,375
                                                                                                               --------------------

PAPER & ALLIED PRODUCTS: 4.12%
         850,000  BOISE CASCADE LLC+/-                                                  8.24       10/15/2012               841,500
       1,500,000  BUCKEYE TECHNOLOGIES INCORPORATED                                     8.50       10/01/2013             1,515,000
       1,400,000  PLAYTEX PRODUCTS INCORPORATED                                         8.00       03/01/2011             1,445,500

                                                                                                                          3,802,000
                                                                                                               --------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.83%
       1,450,000  DEX MEDIA EAST LLC/DEX MEDIA EAST FINANCE COMPANY                     9.88       11/15/2009             1,482,625
       2,100,000  HOUGHTON MIFFLIN COMPANY                                              7.20       03/15/2011             2,052,750

                                                                                                                          3,535,375
                                                                                                               --------------------

REAL ESTATE: 1.87%
       1,780,000  HOST MARRIOTT LP SERIES M                                             7.00       08/15/2012             1,722,150
                                                                                                               --------------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 1.39%
       1,250,000  CRESCENT REAL ESTATE                                                  9.25       04/15/2009             1,278,913
                                                                                                               --------------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 3.75%
       1,500,000  BWAY CORPORATION                                                     10.00       10/15/2010             1,530,000
       1,850,000  OWENS-BROCKWAY GLASS CONTAINERS                                       8.75       11/15/2012             1,924,000

                                                                                                                          3,454,000
                                                                                                               --------------------

TEXTILE MILL PRODUCTS: 1.68%
       1,500,000  INTERFACE INCORPORATED                                               10.38       02/01/2010             1,552,500
                                                                                                               --------------------

TOTAL CORPORATE BONDS & NOTES (COST $60,403,621)                                                                         58,773,017
                                                                                                               --------------------

FOREIGN CORPORATE BONDS: 2.65%
       1,000,000  ABITIBI CONSOLIDATED INCORPORATED                                     5.25       06/20/2008               960,000



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



2



WELLS FARGO ADVANTAGE INCOME FUNDS                                          PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



    SHORT-TERM HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

FOREIGN CORPORATE BONDS (continued)
$      1,500,000  NOVA CHEMICALS CORPORATION SERIES MTN                                 7.40%      04/01/2009    $        1,485,000

TOTAL FOREIGN CORPORATE BONDS@ (COST $2,522,589)                                                                          2,445,000
                                                                                                               --------------------

MUNICIPAL BONDS & NOTES: 0.86%

TEXAS: 0.86%
         785,000  TEXAS STATE PFA COSMOS FOUNDATION SERIES B (TAX INCREMENTAL
                  REVENUE)                                                              6.75       02/15/2010               788,281
                                                                                                               --------------------

TOTAL MUNICIPAL BONDS & NOTES (COST $785,000)                                                                               788,281
                                                                                                               --------------------

TERM LOANS: 23.38%
         535,682  ACCURIDE INTERNATIONAL INCORPORATED TERM LOAN+/-                      7.40       01/06/2012               516,933
         997,500  ADVANCED MEDICAL OPTICS INCORPORATED TERM LOAN B                      7.09       04/02/2014               927,675
       1,593,057  ALLIED WASTE INDUSTRIES INCORPORATED TERM LOAN                        6.42       01/15/2012             1,548,260
         493,750  AMC ENTERTAINMENT HOLDINGS INCORPORATED TERM LOAN                     7.32       01/26/2013               471,882
       1,823,571  AVIS BUDGET CAR RENTAL LLC TERM LOAN B                                6.61       04/19/2012             1,744,775
       1,496,250  BERRY PLASTICS HOLDING CORPORATION TERM LOAN+/-                       7.36       04/03/2015             1,428,919
       1,337,941  DAVITA INCORPORATED TERM LOAN B1                                      6.88       10/05/2012             1,293,120
       1,107,868  DEX MEDIA WEST LLC TERM LOAN B+/-                                     6.86       09/10/2010             1,091,250
       1,974,811  DIRECTV GROUP INCORPORATED TERM LOAN+/-                               7.00       04/08/2013             1,943,708
       1,970,000  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B                      7.12       12/20/2012             1,884,522
         221,532  JOHNSONDIVERSEY INCORPORATED TERM LOAN+/-                             7.36       12/16/2011               215,440
         521,598  LIFEPOINT INCORPORATED TERM LOAN B+/-                                 6.99       04/15/2012               506,279
         944,057  MUELLER GROUP INCORPORATED TERM LOAN B                                7.19       05/24/2014               919,275
       1,220,725  NALCO COMPANY TERM LOAN B+/-                                          7.11       11/01/2010             1,195,041
       1,472,236  NEIMAN MARCUS GROUP INCORPORATED TERM LOAN B                          7.35       04/06/2013             1,425,611
       1,373,740  NEW PAGE CORPORATION TERM LOAN B+/-                                   7.63       04/07/2011             1,339,397
         970,000  NORTEK HOLDINGS INCORPORATED TERM LOAN+/-                             7.61       07/28/2011               925,138
       1,000,000  POLYPORE INCORPORATED TERM LOAN                                       7.92       05/15/2014               948,750
         291,034  VISANT CORPORATION TERM LOAN B+/-                                     7.33       09/30/2011               291,398
         963,851  WARNER MUSIC GROUP CORPORATION TERM LOAN+/-                           7.39       03/18/2010               934,931

TOTAL TERM LOANS (COST $22,309,302)                                                                                      21,552,304
                                                                                                               --------------------
SHARES

SHORT-TERM INVESTMENTS: 7.97%
     7,343,096  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                               7,343,096

TOTAL SHORT-TERM INVESTMENTS (COST $7,343,096)                                                                            7,343,096
                                                                                                               --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $93,678,399)*                                       98.97%                                                $        91,227,450

OTHER ASSETS AND LIABILITIES, NET                          1.03                                                             950,493
                                                       -------                                                --------------------

TOTAL NET ASSETS                                         100.00%                                                $        92,177,943
                                                       -------                                                 --------------------


+/- VARIABLE RATE INVESTMENTS.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED  INSTITUTIONAL BUYERS" UNDER RULE
   144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
(A)SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.
@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,343,096.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
AGENCY SECURITIES: 38.84%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 26.10%
$ 13,648,000  FHLMC #13046%%                                                         6.00%           10/01/2022     $  13,784,480
   6,982,378  FHLMC #1B2629+/-<<                                                     4.57            11/01/2034         6,880,230
  17,708,677  FHLMC #1J1419+/-                                                       6.53            12/01/2036        18,014,852
  16,310,755  FHLMC #1J1465+/-<<                                                     5.90            01/01/2037        16,243,833
   2,584,392  FHLMC #1L0171+/-                                                       5.76            06/01/2035         2,633,371
  14,712,317  FHLMC #G12258<<                                                        6.00            08/01/2016        14,891,711
  13,423,137  FHLMC #G30289<<                                                        7.00            09/01/2025        13,937,911
  12,550,000  FHLMC #H09069                                                          6.50            09/01/2037        12,663,734
   8,961,601  FHLMC #1J1770+/-                                                       5.94            03/01/2037         8,990,519

                                                                                                                      108,040,641
                                                                                                                    -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 12.74%
  10,490,148  FNMA #254909<<                                                         4.00            09/01/2013        10,221,664
   7,343,774  FNMA #254914<<                                                         4.50            09/01/2013         7,239,035
   2,000,454  FNMA #254958                                                           4.50            10/01/2013         1,971,659
   4,337,864  FNMA #255088<<                                                         4.50            01/01/2014         4,273,736
   1,687,541  FNMA #255235                                                           4.00            05/01/2014         1,640,404
   2,322,704  FNMA #255356<<                                                         5.50            08/01/2014         2,344,136
   6,204,783  FNMA #380662<<                                                         6.19            08/01/2008         6,206,482
   4,466,936  FNMA #381370<<                                                         5.74            03/01/2009         4,473,412
   2,689,705  FNMA #545716+/-<<                                                      5.50            06/01/2032         2,698,962
  11,584,097  FNMA #900191+/-<<                                                      5.95            10/01/2036        11,668,821

                                                                                                                       52,738,311
                                                                                                                    -------------

TOTAL AGENCY SECURITIES (COST $160,931,147)                                                                           160,778,952
                                                                                                                    -------------
ASSET BACKED SECURITIES: 1.57%
   1,200,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3            5.03            10/15/2009         1,196,542
   1,096,315  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                    4.17            01/15/2009         1,093,690
   1,345,000  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++             5.34            01/15/2010         1,347,622
     900,000  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A2                5.29            01/18/2011           899,424
     350,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4              5.52            11/12/2012           350,399
   1,600,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3              5.26            11/14/2011         1,596,712

TOTAL ASSET BACKED SECURITIES (COST $6,488,447)                                                                         6,484,389
                                                                                                                    -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 71.12%
      97,643  CHASE FUNDING MORTGAGE LOAN SERIES 2001-3 CLASS 2A1+/-                 6.01            10/25/2031            96,096
   3,341,639  COMMERCIAL MORTGAGE ACCEPTANCE CORPORATION SERIES 1998-C1
              CLASS A2                                                               6.49            07/15/2031         3,340,991
   1,732,903  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B+/-       7.30            06/10/2032         1,776,023
  17,937,000  FHLMC SERIES 2617 CLASS TH                                             4.50            05/15/2015        17,745,858
   4,054,954  FHLMC SERIES 2687 CLASS PW<<                                           5.50            07/15/2009         4,071,432
  36,552,577  FHLMC SERIES 2727 CLASS PW                                             3.57            06/15/2029        35,782,787
  37,507,065  FHLMC SERIES 2893 CLASS PA<<                                           4.00            04/15/2025        37,072,677
  14,382,078  FHLMC SERIES 2921 CLASS NY                                             4.00            09/15/2025        14,202,330
  28,459,865  FHLMC SERIES 2939 CLASS PN                                             4.00            09/15/2024        28,133,616
  15,619,337  FHLMC SERIES 2948 CLASS QA                                             5.00            10/15/2025        15,596,195
   9,261,979  FHLMC SERIES 2999 CLASS NA                                             4.50            02/15/2015         9,184,828
  44,097,137  FHLMC SERIES 3014 CLASS NA<<                                           4.50            11/15/2025        43,658,525
   1,294,655  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
              CLASS A2                                                               7.39            12/15/2031         1,337,964
   1,238,875  FNGT SERIES 2001-T6 CLASS A                                            5.70            05/25/2011         1,251,757
   7,398,963  FNMA SERIES 2003-120 CLASS GU                                          4.50            12/25/2013         7,325,389
   5,950,347  FNMA SERIES 2003-122 CLASS OH                                          4.00            08/25/2013         5,899,083
   8,722,443  FNMA SERIES 2003-123 CLASS AB                                          4.00            10/25/2016         8,494,687
   4,481,000  FNMA SERIES 2003-24 CLASS LC                                           5.00            12/25/2015         4,462,392
  15,833,902  FNMA SERIES 2005-77 CLASS BX                                           4.50            07/25/2028        15,671,211
   5,861,728  FNMA SERIES 2007-27 CLASS KA                                           5.75            09/25/2033         5,910,718
  24,089,263  FREDDIE MAC SERIES 3098 CLASS PB                                       5.00            07/15/2025        24,056,891

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    426,172  GNMA SERIES 2006-3 CLASS A                                             4.21%           01/16/2028     $     417,986
     584,250  GNMA SERIES 2006-8 CLASS A                                             3.94            08/16/2025           572,658
   1,549,000  GS MORTGAGE SECURITIES CORPORATION SERIES 1998-GLII CLASS A2           6.56            04/13/2031         1,549,360
     907,901  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2004-C3 CLASS A1                                                3.77            01/15/2042           890,388
   6,014,047  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2005-LDP3 CLASS A1                                              4.66            08/15/2042         5,944,393

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $294,415,555)                                                         294,446,235
                                                                                                                    -------------
US TREASURY SECURITIES: 0.52%

US TREASURY NOTES: 0.52%
     348,000  US TREASURY NOTE<<                                                     4.63            07/31/2009           350,855
   1,787,000  US TREASURY NOTE                                                       4.75            08/15/2017         1,816,318

                                                                                                                        2,167,173
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $2,162,662)                                                                          2,167,173
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING: 44.91%

COLLATERAL INVESTED IN OTHER ASSETS: 44.91%
     635,842  AMERICAN EXPRESS BANK+/-                                               5.59            11/21/2007           635,861
       6,994  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.48            01/18/2008             6,992
      63,584  AMERICAN HONDA FINANCE+/-++                                            5.46            09/27/2007            63,582
   2,543,368  AMSTERDAM FUNDING CORPORATION                                          6.16            09/18/2007         2,538,179
   1,478,333  ATLAS CAPITAL FUNDING CORPORATION++                                    5.32            09/13/2007         1,476,396
   2,543,368  ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.50            04/25/2008         2,542,935
   1,589,605  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.10            10/25/2007         1,589,668
   1,589,605  ATOMIUM FUNDING CORPORATION++                                          5.89            09/19/2007         1,586,124
   3,179,210  BASF FINANCE EUROPE NV+/-++                                            5.35            09/19/2008         3,178,256
     327,459  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.96            09/27/2007           327,344
   1,589,605  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.46            10/05/2007         1,589,605
   3,179,210  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $3,181,171)            5.55            09/04/2007         3,179,210
   3,067,937  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                      5.50            10/03/2007         3,066,710
   6,358,419  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $6,362,375)                        5.60            09/04/2007         6,358,419
   1,907,526  BNP PARIBAS+/-                                                         5.33            05/07/2008         1,904,951
   6,358,419  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $6,362,361)                                            5.58            09/04/2007         6,358,419
   2,543,368  BRYANT PARK FUNDING LLC++                                              6.12            09/19/2007         2,537,798
   1,907,526  BUCKINGHAM III CDO                                                     5.34            09/17/2007         1,903,902
   1,589,605  CEDAR SPRINGS CAPITAL COMPANY                                          5.37            09/07/2007         1,588,905
     553,755  CHARIOT FUNDING LLC++                                                  5.89            09/25/2007           552,060
   1,812,150  CHEYNE FINANCE LLC+/-++                                                5.05            02/25/2008         1,721,615
     635,842  CIT GROUP INCORPORATED+/-                                              5.43            12/19/2007           628,733
  17,485,653  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $17,496,494)                                           5.58            09/04/2007        17,485,653
     508,674  CLIPPER RECEIVABLES CORPORATION                                        6.15            09/19/2007           507,560
   1,452,899  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                        5.45            09/04/2007         1,452,899
   1,430,644  CREDIT AGRICOLE SA                                                     5.34            02/25/2008         1,429,856
     145,608  CREDIT SUISSE FIRST BOSTON+/-                                          5.73            10/29/2007           145,707
  14,253,655  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $14,262,524)                            5.60            09/04/2007        14,253,655
   3,815,052  CULLINAN FINANCE CORPORATION                                           5.31            09/04/2007         3,815,052
   1,589,605  CULLINAN FINANCE CORPORATION+/-++                                      5.45            08/04/2008         1,589,112
   1,653,189  DEER VALLEY FUNDING LLC++                                              5.39            09/12/2007         1,651,255
   1,589,605  DEER VALLEY FUNDING LLC++                                              5.89            09/14/2007         1,587,284
   2,225,447  EBBETS FUNDING LLC                                                     6.23            09/25/2007         2,218,637

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  2,225,447  FALCON ASSET SECURITIZATION CORPORATION++                              5.30%           09/14/2007     $   2,222,198
     953,763  FALCON ASSET SECURITIZATION CORPORATION                                5.37            11/06/2007           945,017
      63,584  FIVE FINANCE INCORPORATED+/-++                                         5.33            09/13/2007            63,582
     635,842  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.40            10/31/2007           630,564
   1,017,347  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.67            06/16/2008         1,017,347
   1,271,684  HARRIER FINANCE FUNDING LLC                                            6.12            09/05/2007         1,271,493
   2,225,447  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.66            08/16/2008         2,225,447
   6,243,968  K2 (USA) LLC                                                           6.14            10/05/2007         6,215,808
   2,289,031  KESTREL FUNDING US LLC+/-++                                            5.48            02/25/2008         2,288,939
     317,921  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          6.30            09/05/2007           317,873
     953,763  LEXINGTON PARKER CAPITAL CORPORATION                                   5.78            09/13/2007           952,513
     158,960  LIBERTY LIGHT US CAPITAL+/-++                                          5.09            11/21/2007           158,997
   1,843,942  LIBERTY STREET FUNDING CORPORATION                                     6.09            09/18/2007         1,840,180
   2,543,368  LIBERTY STREET FUNDING CORPORATION                                     6.25            09/27/2007         2,534,847
   4,768,815  LIQUID FUNDING LIMITED+/-++                                            5.33            06/11/2008         4,768,147
      63,584  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                              5.53            02/15/2008            63,580
      47,688  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                    5.61            01/02/2008            47,690
   1,589,605  METLIFE GLOBAL FUNDING I+/-++SS.                                       5.49            10/21/2008         1,587,681
   1,271,684  MONT BLANC CAPITAL CORPORATION                                         6.07            09/24/2007         1,267,971
     136,706  MORGAN STANLEY+/-                                                      5.48            11/09/2007           136,588
     953,763  MORGAN STANLEY+/-                                                      5.45            04/07/2008           953,763
     977,607  MORGAN STANLEY+/-                                                      5.69            09/15/2008           976,004
   5,086,736  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $5,089,890)                                            5.58            09/04/2007         5,086,736
   6,358,419  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $6,362,361)                                            5.58            09/04/2007         6,358,419
   1,589,605  NATEXIS BANQUES POPULAIRES+/-++                                        5.35            11/09/2007         1,589,859
   1,103,533  NATEXIS BANQUES POPULAIRES+/-                                          5.52            01/25/2008         1,100,951
     763,010  NORTH SEA FUNDING LLC++                                                5.40            09/10/2007           762,347
   1,201,741  NORTH SEA FUNDING LLC++                                                5.91            09/13/2007         1,200,167
   1,589,605  PARK AVENUE RECEIVABLES CORPORATION                                    6.06            09/11/2007         1,587,983
   1,398,852  PERRY GLOBAL FUNDING LLC SERIES A                                      6.21            09/11/2007         1,397,425
   1,131,799  PREMIUM ASSET TRUST+/-++                                               5.50            07/15/2008         1,132,795
   2,985,596  RACERS TRUST SERIES 2004-6-MM+/-++                                     5.55            02/22/2008         2,986,256
   2,829,497  SANTANDER CENTRAL HISPANO FINANCE SA                                   5.28            09/26/2007         2,820,414
   1,144,516  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                             5.33            10/26/2007         1,144,493
     947,659  SHEFFIELD RECEIVABLES CORPORATION++                                    5.81            09/14/2007           946,275
   4,768,815  SHEFFIELD RECEIVABLES CORPORATION++                                    6.02            09/20/2007         4,757,703
   1,271,684  SLM CORPORATION+/-++                                                   5.54            05/12/2008         1,252,621
   2,543,368  STANFIELD VICTORIA FUNDING LLC+/-++                                    5.36            04/03/2008         2,543,927
   1,080,931  SURREY FUNDING CORPORATION                                             5.83            09/06/2007         1,080,618
   1,742,207  TASMAN FUNDING INCORPORATED++                                          5.29            09/28/2007         1,736,109
     763,010  TEMPUS FUNDING LLC++                                                   6.19            09/27/2007           760,454
     141,793  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.79            09/18/2007           141,504
   1,200,597  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   6.09            09/20/2007         1,197,799
     635,842  THREE RIVERS FUNDING CORPORATION                                       5.81            09/13/2007           635,009
   2,061,527  THUNDER BAY FUNDING INCORPORATED                                       6.05            09/25/2007         2,055,218
   6,358,419  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              5.57            08/01/2008         6,358,419
   1,222,025  TRAVELERS INSURANCE COMPANY+/-                                         5.40            02/08/2008         1,222,000
     924,387  TULIP FUNDING CORPORATION                                              6.12            09/21/2007           922,095
   1,589,605  UNICREDITO ITALIANO BANK+/-++                                          5.35            08/09/2008         1,590,002
     343,355  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.36            12/03/2007           343,427
     108,093  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.36            12/13/2007           107,820
     953,763  VERSAILLES CDS LLC                                                     5.31            09/07/2007           953,343
     651,738  VERSAILLES CDS LLC++                                                   5.40            09/24/2007           649,835
   1,589,605  VICTORIA FINANCE LLC+/-++                                              5.35            05/02/2008         1,589,605
   1,589,605  VICTORIA FINANCE LLC+/-++                                              5.47            08/07/2008         1,589,605
     346,280  WHISTLEJACKET CAPITAL LIMITED                                          5.32            09/28/2007           345,068
      95,376  WINDMILL FUNDING CORPORATION++                                         5.28            09/14/2007            95,237
       6,358  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                  5.36            10/19/2007             6,357
   1,271,684  YORKTOWN CAPITAL LLC++                                                 6.06            09/12/2007         1,270,196

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    635,842  ZELA FINANCE CORPORATION                                               5.34%           10/26/2007     $     631,029

                                                                                                                      185,907,683
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $185,907,683)                                                           185,907,683
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS: 0.00%

MUTUAL FUNDS: 0.00%
       1,486  WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++~                                                                  1,486
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,486)                                                                                  1,486
                                                                                                                    -------------

PRINCIPAL
REPURCHASE AGREEMENTS: 3.26%
$ 11,328,000  GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED
              BY US GOVERNMENT SECURITIES (MATURITY VALUE $11,334,772)               5.38            09/04/2007        11,328,000
   2,174,000  JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $2,175,280)                      5.30            09/04/2007         2,174,000

TOTAL REPURCHASE AGREEMENTS (COST $13,502,000)                                                                         13,502,000
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $663,408,980)*                        160.22%                                                                 $ 663,287,918

OTHER ASSETS AND LIABILITIES, NET           (60.22)                                                                  (249,293,205)
                                            ------                                                                  -------------

TOTAL NET ASSETS                            100.00%                                                                 $ 413,994,713
                                            ------                                                                  -------------

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,486.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.04%
         N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                              $   7,062,756
         N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                     49,433,470
         N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        14,113,508

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $70,752,296)                                                   70,609,734
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $70,752,296)*                         100.04%                                                                 $  70,609,734

OTHER ASSETS AND LIABILITIES, NET            (0.04)                                                                       (31,378)
                                            ------                                                                  -------------

TOTAL NET ASSETS                            100.00%                                                                 $  70,578,356
                                            ------                                                                  -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 0.55%
$    500,000  DB MASTER FINANCE LLC SERIES 2006-1 CLASS M1++                         8.29%          06/20/2031      $     513,927

TOTAL ASSET BACKED SECURITIES (COST $499,992)                                                                             513,927
                                                                                                                    --------------
CORPORATE BONDS & NOTES: 76.75%

AEROSPACE: 0.17%
      50,000  HAWKER BEECHCRAFT ACQUISITION COMPANY LLC++                            8.50           04/01/2015             49,750
      50,000  HAWKER BEECHCRAFT ACQUISITION COMPANY LLC++ Y                          8.88           04/01/2015             48,750
      60,000  HAWKER BEECHCRAFT ACQUISITION COMPANY LLC<<++                          9.75           04/01/2017             59,400

                                                                                                                          157,900
                                                                                                                    --------------
AGRICULTURAL PRODUCTION CROPS: 1.25%
     200,000  DOLE FOOD COMPANY INCORPORATED                                         7.25           06/15/2010            185,000
     425,000  DOLE FOOD COMPANY INCORPORATED                                         8.63           05/01/2009            414,375
     600,000  DOLE FOOD COMPANY INCORPORATED<<                                       8.88           03/15/2011            570,000

                                                                                                                        1,169,375
                                                                                                                    --------------
AGRICULTURAL PRODUCTION LIVESTOCK & ANIMAL SPECIALIZED: 0.53%
     300,000  PILGRIM'S PRIDE CORPORATION                                            7.63           05/01/2015            299,250
     200,000  PILGRIM'S PRIDE CORPORATION<<                                          8.38           05/01/2017            200,500

                                                                                                                          499,750
                                                                                                                    --------------
AMUSEMENT & RECREATION SERVICES: 0.56%
     530,000  SPEEDWAY MOTORSPORTS INCORPORATED                                      6.75           06/01/2013            522,050
                                                                                                                    --------------
APPAREL & ACCESSORY STORES: 1.55%
     600,000  LEVI STRAUSS & COMPANY                                                12.25           12/15/2012            640,500
     600,000  PAYLESS SHOESOURCE INCORPORATED                                        8.25           08/01/2013            555,000
     250,000  PHILLIPS VAN-HEUSEN CORPORATION                                        7.25           02/15/2011            251,563

                                                                                                                        1,447,063
                                                                                                                    --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.57%
     400,000  ASBURY AUTOMOTIVE GROUP INCORPORATED++                                 7.63           03/15/2017            368,000
     125,000  GROUP 1 AUTOMOTIVE INCORPORATED                                        8.25           08/15/2013            125,000
     575,000  SONIC AUTOMOTIVE INCORPORATED SERIES B<<                               8.63           08/15/2013            563,500
     425,000  UNITED AUTO GROUP INCORPORATED                                         7.75           12/15/2016            405,875

                                                                                                                        1,462,375
                                                                                                                    --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.63%
     100,000  ESCO CORPORATION++                                                     8.63           12/15/2013             98,000
     250,000  ESCO CORPORATION+/-++                                                  9.24           12/15/2013            245,000
     250,000  K HOVNANIAN ENTERPRISES INCORPORATED                                  10.50           10/01/2007            249,063

                                                                                                                          592,063
                                                                                                                    --------------
BUSINESS SERVICES: 4.12%
     350,000  AFFINITY GROUP INCORPORATED                                            9.00           02/15/2012            364,000
      50,000  AFFINITY GROUP INCORPORATED Y                                         10.88           02/15/2012             53,000
     100,000  KAR HOLDINGS INCORPORATED++                                            8.75           05/01/2014             90,000
     365,000  KAR HOLDINGS INCORPORATED++                                           10.00           05/01/2015            326,675
     350,000  NEFF CORPORATION++                                                    10.00           06/01/2015            308,000
     475,000  OPEN SOLUTIONS INCORPORATED++                                          9.75           02/01/2015            451,250
     700,000  SEAGATE TECHNOLOGY HDD HOLDINGS                                        6.80           10/01/2016            673,750
     200,000  SUNGARD DATA SYSTEMS INCORPORATED                                      3.75           01/15/2009            192,000
     850,000  SUNGARD DATA SYSTEMS INCORPORATED                                      9.13           08/15/2013            877,625
     300,000  SUNGARD DATA SYSTEMS INCORPORATED<<                                   10.25           08/15/2015            309,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
BUSINESS SERVICES (continued)
$    185,000  WILLIAMS SCOTSMAN INCORPORATED                                         8.50%          10/01/2015      $     199,800

                                                                                                                        3,845,100
                                                                                                                    --------------
CASINO & GAMING: 2.82%
     250,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY++                            8.00           11/15/2013            248,750
     120,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY+/-++                         8.86           11/15/2012            120,300
     200,000  MANDALAY RESORT GROUP                                                  6.50           07/31/2009            198,500
     400,000  MGM MIRAGE INCORPORATED                                                6.00           10/01/2009            396,500
      25,000  MGM MIRAGE INCORPORATED                                                6.75           09/01/2012             24,250
     200,000  MTR GAMING GROUP INCORPORATED SERIES B                                 9.00           06/01/2012            200,000
     480,000  PENN NATIONAL GAMING INCORPORATED                                      6.88           12/01/2011            480,000
     100,000  RIVER ROCK ENTERTAINMENT AUTHORITY                                     9.75           11/01/2011            102,500
     425,000  SAN PASQUAL CASINO++                                                   8.00           09/15/2013            425,531
     100,000  SEMINOLE HARD ROCK ENTERTAINMENT INCORPORATED/SEMINOLE HARD
              ROCK INTERNATIONAL LLC+/-++                                            7.86           03/15/2014             97,000
     355,000  WYNN LAS VEGAS LLC                                                     6.63           12/01/2014            343,463

                                                                                                                        2,636,794
                                                                                                                    --------------
CHEMICALS & ALLIED PRODUCTS: 1.67%
     131,000  EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORPORATION                    10.13           09/01/2008            135,913
     150,000  HUNTSMAN INTERNATIONAL LLC                                             7.88           11/15/2014            156,750
     265,000  INNOPHOS INCORPORATED                                                  8.88           08/15/2014            261,025
     167,000  LYONDELL CHEMICAL COMPANY                                              8.00           09/15/2014            181,613
     278,000  LYONDELL CHEMICAL COMPANY                                              8.25           09/15/2016            311,360
     250,000  MOSAIC COMPANY++                                                       7.38           12/01/2014            254,375
     250,000  MOSAIC COMPANY<<++                                                     7.63           12/01/2016            256,250

                                                                                                                        1,557,286
                                                                                                                    --------------
COMMUNICATIONS: 13.92%
     600,000  CENTENNIAL COMMUNICATIONS CORPORATION<<                               10.00           01/01/2013            627,000
     995,000  CHARTER COMMUNICATION OPT LLC CAPITAL++                                8.00           04/30/2012            975,100
     525,000  CHARTER COMMUNICATION OPT LLC CAPITAL++                                8.38           04/30/2014            519,750
     325,000  CITIZENS COMMUNICATIONS COMPANY                                        7.05           10/01/2046            256,750
      35,000  CITIZENS COMMUNICATIONS COMPANY                                        7.13           03/15/2019             33,338
     450,000  CRICKET COMMUNICATIONS INCORPORATED                                    9.38           11/01/2014            441,000
     275,000  CSC HOLDINGS INCORPORATED                                              7.88           12/15/2007            275,688
      50,000  DIRECTV HOLDINGS/FINANCE                                               6.38           06/15/2015             46,750
     500,000  DIRECTV HOLDINGS/FINANCE                                               8.38           03/15/2013            516,250
     200,000  DOBSON CELLULAR SYSTEMS INCORPORATED                                   8.38           11/01/2011            211,500
     400,000  DOBSON CELLULAR SYSTEMS INCORPORATED                                   9.88           11/01/2012            430,000
     380,000  DOBSON COMMUNICATIONS CORPORATION                                      8.88           10/01/2013            401,850
     250,000  DOBSON COMMUNICATIONS CORPORATION+/-                                   9.61           10/15/2012            255,000
     350,000  ECHOSTAR DBS CORPORATION                                               7.13           02/01/2016            342,125
     280,000  ESCHELON OPERATING COMPANY                                             8.38           03/15/2010            270,550
     300,000  FISHER COMMUNICATIONS INCORPORATED                                     8.63           09/15/2014            305,250
     350,000  INTELSAT CORPORATION                                                   9.00           06/15/2016            357,000
     660,000  L-3 COMMUNICATIONS CORPORATION                                         6.38           10/15/2015            638,550
     250,000  LBI MEDIA INCORPORATED++                                               8.50           08/01/2017            245,313
     825,000  METROPCS WIRELESS INCORPORATED++                                       9.25           11/01/2014            812,625
     750,000  PANAMSAT CORPORATION                                                   9.00           08/15/2014            763,125
     155,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                        7.25           02/15/2011            153,450
     785,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B               7.50           02/15/2014            771,263
     150,000  QWEST CORPORATION                                                      7.50           10/01/2014            153,750
     480,000  QWEST CORPORATION                                                      7.63           06/15/2015            494,400
     200,000  RURAL CELLULAR CORPORATION                                             8.25           03/15/2012            208,000
   1,305,000  RURAL CELLULAR CORPORATION                                             9.88           02/01/2010          1,350,675
     300,000  TIME WARNER TELECOMMUNICATION HOLDINGS                                 9.25           02/15/2014            310,500
     200,000  VALOR TELECOMMUNICATIONS ENTERPRISES                                   7.75           02/15/2015            206,567
     250,000  WINDSTREAM CORPORATION                                                 8.13           08/01/2013            258,125

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COMMUNICATIONS (continued)
$    350,000  WINDSTREAM CORPORATION                                                 8.63%          08/01/2016      $     365,750

                                                                                                                       12,996,994
                                                                                                                    --------------
CONSUMER SERVICES: 0.31%
     300,000  ALLIS-CHALMERS ENERGY INCORPORATED                                     8.50           03/01/2017            287,250
                                                                                                                    --------------
DEPOSITORY INSTITUTIONS: 0.98%
     950,000  CHEVY CHASE BANK FSB                                                   6.88           12/01/2013            912,000
                                                                                                                    --------------

EATING & DRINKING PLACES: 3.74%
     135,000  ARAMARK CORPORATION++                                                  8.50           02/01/2015            134,494
     300,000  BEVERAGES & MORE INCORPORATED<<++                                      9.25           03/01/2012            292,500
     200,000  CARROLS CORPORATION                                                    9.00           01/15/2013            188,000
     400,000  DENNY'S CORPORATION/HOLDINGS INCORPORATED<<                           10.00           10/01/2012            406,000
   1,400,000  O'CHARLEYS INCORPORATED<<                                              9.00           11/01/2013          1,414,000
   1,050,000  REAL MEX RESTAURANTS INCORPORATEDSS.                                  10.00           04/01/2010          1,052,625

                                                                                                                        3,487,619
                                                                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.19%
     350,000  ALLIED WASTE NORTH AMERICA<<                                           6.38           04/15/2011            344,750
     300,000  ALLIED WASTE NORTH AMERICA<<                                           6.50           11/15/2010            297,000
     200,000  ALLIED WASTE NORTH AMERICA                                             7.88           04/15/2013            203,000
     100,000  EL PASO CORPORATION                                                    6.88           06/15/2014            100,900
     475,000  EL PASO CORPORATION                                                    7.00           06/15/2017            473,503
     450,000  EL PASO PERFORMANCE-LINKED TRUST++                                     7.75           07/15/2011            461,043
     350,000  FERRELLGAS PARTNERS LP                                                 6.75           05/01/2014            332,500
     175,000  NEVADA POWER COMPANY SERIES M                                          5.95           03/15/2016            172,212
     250,000  NEVADA POWER COMPANY SERIES O                                          6.50           05/15/2018            252,984
     125,000  NORTHWEST PIPELINE CORPORATION                                         7.00           06/15/2016            130,313
     605,000  NRG ENERGY INCORPORATED                                                7.25           02/01/2014            598,950
     700,000  NRG ENERGY INCORPORATED                                                7.38           02/01/2016            691,250
     200,000  NRG ENERGY INCORPORATED                                                7.38           01/15/2017            196,500
     300,000  SIERRA PACIFIC POWER COMPANY                                           6.00           05/15/2016            295,134
     300,000  SIERRA PACIFIC POWER COMPANY SERIES P                                  6.75           07/01/2037            296,582

                                                                                                                        4,846,621
                                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 0.36%
     325,000  BALDOR ELECTRIC COMPANY                                                8.63           02/15/2017            335,563
                                                                                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.46%
    400,000  CORNELL COMPANIES INCORPORATED                                         10.75           07/01/2012            428,000
                                                                                                                    --------------

FOOD & KINDRED PRODUCTS: 1.32%
     100,000  CONSTELLATION BRANDS INCORPORATED                                      7.25           09/01/2016             97,000
     250,000  CONSTELLATION BRANDS INCORPORATED++                                    7.25           05/15/2017            242,500
     125,000  DEAN FOODS COMPANY                                                     6.90           10/15/2017            113,125
     650,000  REYNOLDS AMERICAN INCORPORATED                                         7.63           06/01/2016            680,737
      95,000  SMITHFIELD FOODS INCORPORATED                                          7.75           07/01/2017             95,475

                                                                                                                        1,228,837
                                                                                                                    --------------
HEALTH SERVICES: 2.99%
     450,000  COMMUNITY HEALTH SYSTEMS INCORPORATED<<++                              8.88           07/15/2015            449,438
     250,000  HCA INCORPORATED++                                                     9.13           11/15/2014            256,250
     950,000  HCA INCORPORATED++                                                     9.25           11/15/2016            976,125
     200,000  SUN HEALTHCARE GROUP INCORPORATED++                                    9.13           04/15/2015            200,000
     675,000  TENET HEALTHCARE CORPORATION                                           6.38           12/01/2011            567,000
     160,000  TENET HEALTHCARE CORPORATION                                           6.88           11/15/2031            115,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
HEALTH SERVICES (continued)
$    240,000  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED++                  8.88%          05/01/2017      $     229,200

                                                                                                                        2,793,213
                                                                                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.05%
      85,000  BONTEN MEDIA ACQUISTITION COMPANY++ Y                                  9.00           06/01/2015             73,950
     905,000  SHERIDAN ACQUISITION CORPORATION                                      10.25           08/15/2011            905,000

                                                                                                                          978,950
                                                                                                                    --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.49%
     500,000  USI HOLDINGS CORPORATION++                                             9.75           05/15/2015            457,500
                                                                                                                    --------------
INSURANCE CARRIERS: 0.89%
     400,000  CENTENE CORPORATION                                                    7.25           04/01/2014            390,000
     450,000  MULTIPLAN INCORPORATED++                                              10.38           04/15/2016            441,000

                                                                                                                          831,000
                                                                                                                    --------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.35%
     625,000  CORRECTIONS CORPORATION OF AMERICA                                     6.25           03/15/2013            606,250
     130,000  CORRECTIONS CORPORATION OF AMERICA                                     6.75           01/31/2014            127,400
     525,000  GEO GROUP INCORPORATED                                                 8.25           07/15/2013            524,344

                                                                                                                        1,257,994
                                                                                                                    --------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.53%
     515,000  RURAL METRO CORPORATION                                                9.88           03/15/2015            496,975
                                                                                                                    --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.72%
     700,000  COOPER COMPANIES INCORPORATED                                          7.13           02/15/2015            668,500
                                                                                                                    --------------
METAL MINING: 1.06%
     150,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                            8.25           04/01/2015            159,000
     780,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                            8.38           04/01/2017            830,700

                                                                                                                          989,700
                                                                                                                    --------------
MISCELLANEOUS: 0.01%
      12,500  TRAINS HY-2006-1++                                                     7.55           05/01/2016             12,067
                                                                                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.54%
     860,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                              8.50           01/15/2013            838,500
     600,000  BOMBARDIER INCORPORATED++                                              6.75           05/01/2012            597,000

                                                                                                                        1,435,500
                                                                                                                    --------------
MISCELLANEOUS RETAIL: 0.95%
     375,000  AMERIGAS PARTNERS LP                                                   7.13           05/20/2016            360,000
     360,000  AMERIGAS PARTNERS LP                                                   7.25           05/20/2015            349,200
     200,000  RITE AID CORPORATION++                                                 9.50           06/15/2017            181,500

                                                                                                                          890,700
                                                                                                                    --------------
MOTION PICTURES: 1.91%
     650,000  AMC ENTERTAINMENT INCORPORATED SERIES B                                8.63           08/15/2012            664,625
     640,000  BARRINGTON BROADCASTING GROUP LLC/CAPITAL CORPORATION++               10.50           08/15/2014            643,200
     602,000  MUZAK FINANCE CORPORATION LLC(I)                                      13.00           03/15/2010            475,580

                                                                                                                        1,783,405
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.22%
$    140,000  MOBILE MINI INCORPORATED++                                             6.88%          05/01/2015      $     134,400
      70,000  TRAILER BRIDGE INCORPORATED(I)                                         9.25           11/15/2011             68,950

                                                                                                                          203,350
                                                                                                                    --------------
NON DEPOSITORY CREDIT INSTITUTIONS: 4.59%
     230,000  CONSOLIDATED COMMUNICATIONS ILLINOIS TEXAS HOLDINGS INCORPORATED       9.75           04/01/2012            230,000
     400,000  FORD MOTOR CREDIT COMPANY                                              7.25           10/25/2011            364,643
   1,595,000  FORD MOTOR CREDIT COMPANY LLC                                          7.00           10/01/2013          1,420,454
     550,000  FORD MOTOR CREDIT COMPANY LLC<<                                        8.00           12/15/2016            507,554
     100,000  GENERAL MOTORS ACCEPTANCE CORPORATION LLC SERIES MTN                   4.38           12/10/2007             98,709
     450,000  GMAC LLC<<                                                             6.75           12/01/2014            381,900
   1,020,000  GMAC LLC<<                                                             8.00           11/01/2031            916,331
     375,000  NSG HOLDINGS LLC/NSG HOLDINGS INCORPORATED++                           7.75           12/15/2025            364,219

                                                                                                                        4,283,810
                                                                                                                    --------------
OIL & GAS EXTRACTION: 3.65%
     350,000  CALFRAC HOLDINGS LP++                                                  7.75           02/15/2015            315,875
     150,000  CHESAPEAKE ENERGY CORPORATION                                          6.63           01/15/2016            145,125
     650,000  CHESAPEAKE ENERGY CORPORATION<<                                        6.88           11/15/2020            624,000
     450,000  HANOVER EQUIPMENT TRUST 2001 SERIES A                                  8.50           09/01/2008            450,000
     225,000  MARKWEST ENERGY PARTNERS LP SERIES B                                   8.50           07/15/2016            223,875
   1,700,000  SABINE PASS LNG LP                                                     7.50           11/30/2016          1,653,250

                                                                                                                        3,412,125
                                                                                                                    --------------
PAPER & ALLIED PRODUCTS: 0.92%
     300,000  GRAHAM PACKAGING COMPANY INCORPORATED<<                                9.88           10/15/2014            294,000
     600,000  NEENAH PAPER INCORPORATED                                              7.38           11/15/2014            564,000

                                                                                                                          858,000
                                                                                                                    --------------
PERSONAL SERVICES: 1.19%
     350,000  MAC GRAY CORPORATION                                                   7.63           08/15/2015            345,625
     100,000  SERVICE CORPORATION INTERNATIONAL                                      7.63           10/01/2018            100,500
     700,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                            7.50           06/15/2017            661,500

                                                                                                                        1,107,625
                                                                                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.21%
     200,000  TESORO CORPORATION++                                                   6.50           06/01/2017            194,500
                                                                                                                    --------------
PIPELINES: 1.07%
     300,000  KINDER MORGAN INCORPORATED                                             7.45           03/01/2049            258,514
     400,000  WILLIAMS COMPANIES INCORPORATED+/-++                                   7.36           10/01/2010            404,000
     300,000  WILLIAMS COMPANIES INCORPORATED                                        8.75           03/15/2032            341,250

                                                                                                                        1,003,764
                                                                                                                    --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.59%
     511,000  DEX MEDIA WEST LLC/DEX MEDIA WEST FINANCE COMPANY SERIES B             9.88           08/15/2013            539,105
   1,150,000  IDEARC INCORPORATED                                                    8.00           11/15/2016          1,135,625
     350,000  NIELSEN FINANCE LLC/FINANCE COMPANY++##                                7.71           08/01/2016            235,375
     500,000  R.H. DONNELLEY CORPORATION SERIES A-3<<                                8.88           01/15/2016            512,500

                                                                                                                        2,422,605
                                                                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 2.81%
   1,850,000  BF SAUL REIT                                                           7.50           03/01/2014          1,720,500
     200,000  HOST MARRIOTT LP                                                       7.13           11/01/2013            199,000
     225,000  HOST MARRIOTT LP SERIES M                                              7.00           08/15/2012            217,688

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$    500,000  HOST MARRIOTT LP SERIES Q                                              6.75%          06/01/2016      $     486,250

                                                                                                                        2,623,438
                                                                                                                    --------------
RENTAL AUTO/EQUIPMENT: 0.75%
     500,000  H&E EQUIPMENT SERVICES INCORPORATED<<                                  8.38           07/15/2016            512,500
     170,000  HERTZ CORPORATION                                                     10.50           01/01/2016            183,600

                                                                                                                          696,100
                                                                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.54%
     525,000  NCO GROUP INCORPORATED++                                              11.88           11/15/2014            504,000
                                                                                                                    --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.99%
     400,000  CROWN CORK & SEAL COMPANY INCORPORATED<<                               8.00           04/15/2023            382,000
     525,000  OWENS BROCKWAY GLASS CONTAINER INCORPORATED                            8.25           05/15/2013            538,125

                                                                                                                          920,125
                                                                                                                    --------------
TRANSPORTATION BY AIR: 0.16%
     150,650  CONTINENTAL AIRLINES INCORPORATED SERIES 00-1                          8.50           05/01/2011            150,650
                                                                                                                    --------------
TRANSPORTATION EQUIPMENT: 1.07%
      40,000  ALTRA INDUSTRIAL MOTION INCORPORATED                                   9.00           12/01/2011             40,200
     185,000  ALTRA INDUSTRIAL MOTION INCORPORATED++                                 9.00           12/01/2011            185,925
     275,000  FORD MOTOR COMPANY<<                                                   7.45           07/16/2031            206,250
     555,000  GENERAL MOTORS CORPORATION<<                                           8.38           07/15/2033            445,388
      39,000  TRANSDIGM INCORPORATED                                                 7.75           07/15/2014             39,195
      86,000  TRANSDIGM INCORPORATED++                                               7.75           07/15/2014             86,430

                                                                                                                        1,003,388
                                                                                                                    --------------
TRANSPORTATION SERVICES: 0.07%
      75,000  SABRE HOLDINGS CORPORATION                                             8.35           03/15/2016             65,250
                                                                                                                    --------------
WATER TRANSPORTATION: 0.83%
     450,000  GULFMARK OFFSHORE INCORPORATED                                         7.75           07/15/2014            443,250
     350,000  OVERSEAS SHIPHOLDING GROUP                                             7.50           02/15/2024            332,500

                                                                                                                          775,750
                                                                                                                    --------------
WHOLESALE TRADE DURABLE GOODS: 0.45%
     450,000  OMNICARE INCORPORATED                                                  6.88           12/15/2015            419,625
                                                                                                                    --------------
TOTAL CORPORATE BONDS & NOTES (COST $73,039,892)                                                                       71,652,249
                                                                                                                    --------------
FOREIGN CORPORATE BONDS: 2.16%
      75,000  ABITIBI CONSOLIDATED INCORPORATED                                      5.25           06/20/2008             72,000
      60,000  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS                              7.50           05/15/2015             60,300
      60,000  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS                              7.75           05/15/2017             60,600
     350,000  INTELSAT BERMUDA LIMITED                                              11.25           06/15/2016            366,188
     825,000  INTELSAT LIMITED                                                       5.25           11/01/2008            802,313
      35,000  KINDER MORGAN FINANCE COMPANY ULC                                      6.40           01/05/2036             29,127
     325,000  NXP BV/NXP FUNDING LLC                                                 9.50           10/15/2015            281,125
     365,000  VIDEOTRON LTEE                                                         6.88           01/15/2014            347,663

TOTAL FOREIGN CORPORATE BONDS@ (COST $2,086,974)                                                                        2,019,316
                                                                                                                    --------------
TERM LOANS: 18.84%
     300,000  ADESA INCORPORATED TERM LOAN                                           7.57           09/22/2013            280,350
     250,000  AZ CHEMICAL US INCORPORATED 2ND LIEN TERM LOAN+/-                     10.86           02/28/2014            226,250

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
TERM LOANS (continued)
$     79,792  BALDOR ELECTRIC COMPANY TERM LOAN                                      7.12%          01/31/2014      $      78,157
      80,000  BLB-WEMBLEY 2ND LIEN TERM LOAN+/-                                      9.63           08/11/2012             77,600
     364,557  BOMBARDIER RECREATIONAL TERM LOAN B+/-                                 7.86           06/27/2013            352,709
   1,248,750  CALPINE CORPORATION DIP TERM LOAN B                                    7.59           03/29/2009          1,203,171
     650,000  CHARTER COMMUNICATIONS CORPORATION 3RD LIEN TERM LOAN                  7.86           03/01/2014            623,188
     175,000  CHARTER COMMUNICATIONS OPERATING LLC 1ST LIEN (REFINANCE)
              TERM LOAN+/-                                                           7.36           03/06/2014            165,375
     123,711  COVANTA ENERGY CORPORATION SYNTHETIC LOC TERM LOAN                     5.19           02/02/2014            122,474
     250,660  COVANTA ENERGY CORPORATION TERM LOAN B                                 6.88           02/02/2014            243,767
   1,234,375  CSC HOLDINGS INCORPORATED TERM LOAN+/-                                 7.07           03/23/2013          1,180,544
     825,000  DELPHI CORPORATION TERM LOAN C                                         8.13           12/31/2007            809,531
     225,000  DOMTAR CORPORATION TERM LOAN+/-                                        6.69           03/05/2014            215,438
     500,000  DYNEGY HOLDINGS INCORPORATED SYNTHETIC LOC TERM LOAN                   6.82           04/02/2013            473,750
     299,493  EAGLE ROCK ENERGY TERM LOAN B+/-                                       8.11           12/01/2012            290,508
     500,000  EMDEON BUSINESS SERVICES LLC 2ND LIEN TERM LOAN+/-                    10.36           05/16/2014            495,000
     746,250  FREESCALE SEMICONDUCTOR INCORPORATED TERM LOAN B                       7.11           12/01/2013            697,341
     525,741  GEORGIA-PACIFIC 1ST TERM LOAN B+/-                                     7.09           12/23/2012            502,929
   1,596,975  GEORGIA-PACIFIC TERM LOAN B2                                           7.11           12/20/2012          1,533,096
     398,000  HCA INCORPORATED SERIES B TERM LOAN                                    7.61           11/14/2013            382,514
     746,250  IDEARC INCORPORATED TERM LOAN                                          7.36           11/09/2014            721,064
     125,000  KEPLER HOLDINGS TERM LOAN+/-                                          10.85           06/30/2009            120,000
     707,966  KEY ENERGY SERVICES TERM LOAN+/-                                       7.84           06/30/2012            692,036
     150,000  MCNA CABLE HOLDINGS LLC (ONELINK COMMUNICATIONS) TERM LOAN+/-         11.82           03/01/2013            136,500
     175,379  NIELSEN FINANCE LLC TERM LOAN+/-                                       7.61           08/09/2013            167,049
     352,695  NRG ENERGY INCORPORATED TERM LOAN B1                                   7.11           02/01/2013            337,998
     146,421  NRG ENERGY INCORPORATED TERM LOAN L                                    7.11           02/02/2011            139,100
     149,250  OSHKOSH TRUCK CORPORATION TERM LOAN                                    7.10           12/06/2013            144,026
     500,000  RAILAMERICA INCORPORATED T1 RRA TERM LOAN                              7.61           08/14/2008            490,000
     250,000  REYNOLDS & REYNOLDS COMPANY TERM LOAN                                  7.53           10/24/2012            238,125
     497,805  RIVERDEEP INTERACTIVE LEARNING TERM LOAN                               8.11           12/20/2013            488,680
     250,000  SANDRIDGE ENERGY INCORPORATED SENIOR SECURED TERM LOAN+/-              8.63           04/01/2015            245,000
      68,016  SEMINOLE TRIBE OF FL TERM LOAN B-1 DELAY DRAW TERM LOAN                6.88           03/05/2014             66,089
     229,555  SEMINOLE TRIBE OF FL TERM LOAN B-2 DELAY DRAW TERM LOAN                6.88           03/05/2014            223,051
     227,429  SEMINOLE TRIBE OF FL TERM LOAN B-3 DELAY DRAW TERM LOAN                6.88           03/05/2014            220,986
     148,116  SUNGARD ADD-ON TERM LOAN B+/-                                          7.36           02/28/2014            142,191
     601,732  SUNGARD DATA SYSTEMS TERM LOAN B+/-                                    7.36           02/11/2013            582,458
     250,000  THE GOODYEAR TIRE & RUBBER COMPANY 2ND LIEN TERM LOAN+/-               6.85           04/30/2014            235,208
     790,000  TOYS R US TERM LOAN+/-                                                 8.32           12/01/2008            774,200
      24,194  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED DELAY
              DRAW TERM LOAN                                                         7.36           04/19/2014             22,379
     125,492  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED TERM LOAN B        7.36           04/19/2014            116,394
     667,016  WASTE SERVICES INCORPORATED TRANCHE B TERM LOAN+/-                     7.57           04/30/2011            647,005
     366,071  WESTERN REFINING INCORPORATED TERM LOAN B+/-                           7.07           03/07/2014            347,768
      98,214  WESTERN REFINING INCORPORATED TERM LOAN DD+/-                          7.07           03/07/2014             93,296
     250,000  X RITE CORPORATION 2ND LIEN TERM LOAN+/-                              10.36           06/30/2013            242,500

TOTAL TERM LOANS (COST $18,236,575)                                                                                    17,586,795
                                                                                                                    --------------

SHARES
PREFERRED STOCKS: 0.00%
           1  ION MEDIA NETWORKS INCORPORATED Y                                                                             1,534

TOTAL PREFERRED STOCKS (COST $1,688)                                                                                        1,534
                                                                                                                    --------------
COLLATERAL FOR SECURITIES LENDING: 10.07%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.26%
     140,317  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      140,317
     107,935  SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             107,935

                                                                                                                          248,252
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 9.81%
$     94,213  AMSTERDAM FUNDING CORPORATION                                          6.16%          09/18/2007      $      94,021
      50,450  ATLANTIC ASSET SECURITIZATION CORPORATION++                            5.30           09/13/2007             50,384
      14,032  ATLAS CAPITAL FUNDING CORPORATION++                                    5.37           09/12/2007             14,015
      50,113  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.10           10/25/2007             50,115
      60,136  ATOMIUM FUNDING CORPORATION++                                          5.89           09/19/2007             60,004
      50,113  BANCO SANTANDER TOTTA LOAN+/-++SS.                                     5.60           10/15/2008             50,094
      50,113  BANK OF IRELAND SERIES EXTC+/-++SS.                                    5.35           10/14/2008             50,098
     100,227  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $100,289)              5.55           09/04/2007            100,227
     330,748  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $330,954)                          5.60           09/04/2007            330,748
      40,091  BNP PARIBAS+/-                                                         5.33           05/07/2008             40,036
     160,362  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $160,461)                                              5.58           09/04/2007            160,362
      27,286  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $27,303)                                               5.54           09/04/2007             27,286
      18,269  BRYANT PARK FUNDING LLC++                                              6.12           09/19/2007             18,229
      62,140  BUCKINGHAM III CDO LLC                                                 5.34           09/17/2007             62,022
      70,159  CEDAR SPRINGS CAPITAL COMPANY                                          5.37           09/07/2007             70,128
      47,782  CEDAR SPRINGS CAPITAL COMPANY                                          5.80           09/05/2007             47,775
     130,295  CHEYNE FINANCE LLC+/-++                                                5.05           02/25/2008            123,785
     100,227  CHEYNE FINANCE LLC+/-++                                                5.42           05/19/2008            100,227
      20,045  CIT GROUP INCORPORATED+/-                                              5.43           12/19/2007             19,821
      21,418  CIT GROUP INCORPORATED+/-                                              5.59           09/20/2007             21,378
      22,100  CIT GROUP INCORPORATED+/-                                              5.73           11/23/2007             21,907
     401,627  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $401,876)                                              5.58           09/04/2007            401,627
      40,091  CLIPPER RECEIVABLES CORPORATION                                        6.15           09/19/2007             40,003
      10,023  COMERICA BANK+/-                                                       5.33           02/08/2008              9,986
     512,820  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $513,139)                               5.60           09/04/2007            512,820
      20,045  CULLINAN FINANCE CORPORATION                                           5.31           09/04/2007             20,045
      50,113  CULLINAN FINANCE CORPORATION+/-++                                      5.32           02/12/2008             50,109
     150,340  CULLINAN FINANCE CORPORATION+/-++                                      5.45           08/04/2008            150,293
     120,272  CULLINAN FINANCE CORPORATION+/-++                                      5.49           02/25/2008            120,272
      80,181  DEER VALLEY FUNDING LLC++                                              5.39           09/12/2007             80,087
      22,050  DEER VALLEY FUNDING LLC                                                5.39           09/13/2007             22,021
     120,272  DEER VALLEY FUNDING LLC++                                              5.89           09/14/2007            120,096
     140,317  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $140,404)                                              5.58           09/04/2007            140,317
     140,317  EBBETS FUNDING LLC++                                                   6.18           09/06/2007            140,276
     106,240  FALCON ASSET SECURITIZATION CORPORATION++                              5.30           09/14/2007            106,085
      50,113  FALCON ASSET SECURITIZATION CORPORATION                                5.37           11/06/2007             49,654
     200,453  FIVE FINANCE INCORPORATED+/-++                                         5.30           07/09/2008            200,393
      73,967  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.40           10/31/2007             73,353
      27,061  GEMINI SECURITIZATION CORPORATION++                                    6.17           09/17/2007             27,010
     100,227  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $100,287)                          5.35           09/04/2007            100,227
      50,113  HARRIER FINANCE FUNDING LLC+/-++                                       5.31           01/11/2008             50,107
      20,045  HARRIER FINANCE FUNDING LLC+/-                                         5.52           04/25/2008             20,045
      80,181  HARRIER FINANCE FUNDING LLC                                            6.12           09/05/2007             80,169
     100,227  HUDSON-THAMES LLC+/-++                                                 5.33           06/16/2008            100,220
     130,295  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.66           08/16/2008            130,295
      50,113  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                             5.51           09/24/2008             50,110
      20,045  K2 (USA) LLC+/-++                                                      5.33           09/28/2007             20,045
     158,358  K2 (USA) LLC                                                           6.14           10/05/2007            157,644
     115,261  KESTREL FUNDING US LLC+/-++                                            5.48           02/25/2008            115,256
      20,045  KESTREL FUNDING US LLC+/-                                              5.52           04/25/2008             20,045
      30,068  KESTREL FUNDING US LLC                                                 5.91           10/09/2007             29,915
     126,285  LEXINGTON PARKER CAPITAL CORPORATION                                   5.39           09/10/2007            126,176
     100,227  LEXINGTON PARKER CAPITAL CORPORATION                                   5.78           09/13/2007            100,095
      50,113  LIBERTY STREET FUNDING CORPORATION                                     5.36           09/20/2007             49,997
      60,136  LIBERTY STREET FUNDING CORPORATION                                     6.09           09/18/2007             60,013

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     40,091  LIBERTY STREET FUNDING CORPORATION                                     6.25%          09/27/2007      $      39,956
     100,227  LINKS FINANCE LLC+/-++                                                 5.45           08/15/2008            100,192
     148,335  LIQUID FUNDING LIMITED+/-++                                            5.33           06/11/2008            148,315
     134,304  LIQUID FUNDING LIMITED+/-++                                            5.34           11/13/2007            134,304
     601,359  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $601,723)                          5.45           09/04/2007            601,359
      42,296  METLIFE GLOBAL FUNDING I+/-++                                          5.43           10/05/2007             42,282
     645,413  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $645,813)                                              5.58           09/04/2007            645,413
       9,271  MORGAN STANLEY SERIES EXL+/-                                           5.69           09/15/2008              9,256
       8,018  NATIONAL CITY BANK+/-                                                  5.17           09/04/2007              8,018
     125,486  NEWPORT FUNDING CORPORATION++                                          5.28           09/04/2007            125,486
     176,399  NORTH SEA FUNDING LLC++                                                5.40           09/04/2007            176,399
      48,109  NORTH SEA FUNDING LLC++                                                5.40           09/10/2007             48,067
     100,227  NORTHERN ROCK PLC+/-++SS.                                              5.35           10/03/2008            100,256
      30,124  PARK AVENUE RECEIVABLES CORPORATION                                    6.06           09/11/2007             30,093
      40,091  PERRY GLOBAL FUNDING LLC SERIES A                                      6.21           09/11/2007             40,050
      57,129  PREMIUM ASSET TRUST+/-++                                               5.48           12/21/2007             57,127
      50,113  PREMIUM ASSET TRUST SERIES 06 B+/-++                                   5.64           12/16/2007             50,113
      38,086  PYXIS MASTER TRUST SERIES 2007 3+/-++                                  5.51           11/27/2007             38,086
       8,108  RACERS TRUST SERIES 2004-6 MM+/-++                                     5.55           02/22/2008              8,110
     130,136  REGENCY MARKETS #1 LLC                                                 5.89           09/17/2007            129,889
      72,163  SEDNA FINANCE INCORPORATED+/-++                                        5.32           04/10/2008             72,160
     100,227  SEDNA FINANCE INCORPORATED                                             5.35           09/11/2007            100,124
     130,295  SEDNA FINANCE INCORPORATED                                             5.40           10/09/2007            129,631
      50,113  SHEFFIELD RECEIVABLES CORPORATION++                                    6.02           09/20/2007             49,997
      51,116  SHIPROCK FINANCE SERIES 2007-4A+/-++                                   5.68           04/11/2008             51,116
      50,113  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.31           02/04/2008             49,961
      39,088  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.48           02/29/2008             39,085
      40,091  SLM CORPORATION+/-++                                                   5.54           05/12/2008             39,490
      62,140  STANFIELD VICTORIA FUNDING LLC+/-++                                    5.36           04/03/2008             62,154
     100,227  STANFIELD VICTORIA FUNDING LLC+/-++                                    5.57           02/15/2008            100,252
      50,113  SURREY FUNDING CORPORATION                                             5.83           09/06/2007             50,099
      16,036  SURREY FUNDING CORPORATION++                                           6.46           09/12/2007             16,017
     100,227  TANGO FINANCE CORPORATION                                              5.40           10/04/2007             99,789
      64,654  TASMAN FUNDING INCORPORATED++                                          5.29           09/28/2007             64,428
      50,113  TEMPUS FUNDING LLC                                                     5.44           09/21/2007             49,989
      30,068  TEMPUS FUNDING LLC++                                                   6.19           09/27/2007             29,967
      20,045  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   6.09           09/20/2007             19,999
      11,588  THE TRAVELERS INSURANCE COMPANY+/-                                     5.40           02/08/2008             11,588
      20,045  THREE RIVERS FUNDING CORPORATION                                       5.81           09/13/2007             20,019
      40,091  THUNDER BAY FUNDING INCORPORATED                                       6.05           09/25/2007             39,968
      50,113  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                     5.63           12/09/2008             50,122
      50,113  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.35           08/09/2008             50,126
      27,061  VERSAILLES CDS LLC                                                     5.31           09/07/2007             27,049
      50,113  VERSAILLES CDS LLC++                                                   5.40           09/24/2007             49,967
      40,091  VETRA FINANCE INCORPORATED++                                           5.29           09/28/2007             39,950
      86,195  VICTORIA FINANCE LLC+/-++                                              5.45           07/28/2008             86,182
      50,113  VICTORIA FINANCE LLC+/-++                                              5.47           08/07/2008             50,113
     100,227  WHITE PINE FINANCE LLC+/-++                                            5.46           02/22/2008            100,245
      48,109  YORKTOWN CAPITAL LLC++                                                 6.06           09/12/2007             48,052
      40,091  ZELA FINANCE CORPORATION                                               5.34           10/26/2007             39,784

                                                                                                                        9,157,662
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,405,914)                                                               9,405,914
                                                                                                                    --------------

SHARES
SHORT TERM INVESTMENTS: 0.74%
     686,919  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                686,919
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

                                                                                                                        VALUE
TOTAL SHORT-TERM INVESTMENTS (COST $686,919)                                                                              686,919
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $103,957,954)*                        109.11%                                                                 $ 101,866,654

OTHER ASSETS AND LIABILITIES, NET            (9.11)                                                                    (8,502,829)
                                            ------                                                                  -------------
TOTAL NET ASSETS                            100.00%                                                                 $  93,363,825
                                            ------                                                                  -------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

Y PAYMENT IN KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(I)   ILLIQUID SECURITY.

#     STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $686,919.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING: 3.99%
$    390,000  FHLB<<                                                                 4.13%           10/19/2007     $     389,426
   1,795,000  FHLMC<<                                                                5.13            08/23/2010         1,814,686

TOTAL AGENCY NOTES - INTEREST BEARING (COST $2,192,547)                                                                 2,204,112
                                                                                                                    --------------
AGENCY SECURITIES: 26.91%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.71%
     423,730  FHLMC #1J1263+/-                                                       5.87            01/01/2036           427,219
       2,000  FHLMC #C00922                                                          8.00            02/01/2030             2,108
     435,617  FHLMC #H01396                                                          6.50            02/01/2036           440,541
   1,064,000  FHLMC TBA%%                                                            5.50            09/01/2037         1,039,062
     690,000  FHLMC TBA%%                                                            6.00            09/01/2037           689,353

                                                                                                                        2,598,283
                                                                                                                    --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 22.19%
     390,000  FNMA<<                                                                 6.00            05/15/2011           406,369
     460,504  FNMA # 886087<<                                                        6.50            07/01/2036           467,494
   1,744,516  FNMA #725715<<                                                         5.50            08/01/2034         1,707,005
   1,420,903  FNMA #735230                                                           5.50            02/01/2035         1,390,349
     305,508  FNMA #831621                                                           7.00            07/01/2036           314,079
     860,680  FNMA #863727<<+/-                                                      5.33            01/01/2036           862,695
     539,272  FNMA #886686+/-                                                        6.17            08/01/2036           546,013
   1,372,677  FNMA #888022                                                           5.00            02/01/2036         1,306,846
     367,619  FNMA #892283<<+/-                                                      5.86            09/01/2036           369,507
     466,105  FNMA #894157<<                                                         6.50            10/01/2036           473,181
     317,705  FNMA #894199                                                           6.50            10/01/2036           322,527
     265,948  FNMA #895998                                                           6.50            07/01/2036           269,985
     202,966  FNMA #900560                                                           6.50            09/01/2036           206,047
     199,497  FNMA #902200                                                           6.50            11/01/2036           202,525
     843,000  FNMA #918447                                                           5.50            05/01/2022           838,131
   1,005,000  FNMA TBA%%                                                             6.00            09/01/2036         1,003,744
   1,539,000  FNMA TBA%%                                                             6.50            09/07/2037         1,562,085

                                                                                                                       12,248,582
                                                                                                                    --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.01%
       3,922  GNMA #516121                                                           7.50            12/15/2029             4,112
                                                                                                                    --------------
TOTAL AGENCY SECURITIES (COST $14,822,613)                                                                             14,850,977
                                                                                                                    --------------
ASSET BACKED SECURITIES: 2.69%
     430,000  CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                        5.68            07/15/2014           424,110
     285,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1            5.50            03/24/2017           273,286
     272,018  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-           5.84            02/15/2036           266,451
      14,113  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2006-1 CLASS A2              5.10            09/18/2008            14,106
     346,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS A4+/-          5.60            09/15/2011           344,788
     163,969  TRIAD AUTO RECEIVABLES OWNERS TRUST SERIES 2006-B CLASS A2             5.36            11/12/2009           163,891

TOTAL ASSET BACKED SECURITIES (COST $1,511,702)                                                                         1,486,632
                                                                                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.83%
   6,167,641  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2004-4 CLASS XP+/-(C)                                                  0.85            07/10/2042           120,007
     362,494  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2005-H CLASS 2A3+/-         4.80            09/25/2035           357,922
     412,609  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-         5.24            12/25/2035           409,017
     500,000  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
              CLASS 2A2+/-                                                           5.73            05/15/2036           487,757
      39,131  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-WF1
              CLASS A2A oo                                                           5.70            03/25/2036            39,010
     251,067  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-       5.57            11/25/2036           250,809
     224,043  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES 2006-HYB1
              CLASS 2A2A+/-                                                          5.54            03/20/2036           222,936

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    355,000  CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES SERIES 2006-C3
              CLASS A3+/-                                                            5.83%           06/15/2038     $     360,629
   3,171,277  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
              1998-C2 CLASS AX+/-(C)                                                 1.08            11/15/2030            36,282
     291,297  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
              CLASS A2                                                               7.39            12/15/2031           301,042
     597,000  FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B                             5.50            09/25/2011           607,701
     348,924  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                             6.16            11/25/2042           360,462
     485,000  GNMA SERIES 2007-12 CLASS C<<+/-                                       5.28            04/16/2041           464,751
     348,290  GNMA SERIES 2007-34 CLASS A<<                                          4.27            11/16/2026           341,979
     265,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2006-GG7
              CLASS A4+/-                                                            5.91            07/10/2038           270,895
     423,410  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2005-S1 CLASS 3A1               5.50            10/25/2020           420,785
     419,417  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-             5.95            09/25/2036           418,471
     312,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES
              2007-CB18 CLASS A4                                                     5.44            06/12/2047           305,233
     558,832  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                    5.37            08/25/2035           554,080
   2,966,005  MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1 CLASS
              X+/-(C)++                                                              1.43            05/28/2040            98,382
   2,281,219  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-(C)++               1.21            10/28/2033            56,597
      34,116  SACO I TRUST SERIES 2005-2 CLASS A+/-++                                5.71            04/25/2035            33,547
     242,064  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS A2       7.46            07/18/2033           251,031
     305,000  TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-                6.10            06/15/2049           310,917

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,209,497)                                                             7,080,242
                                                                                                                    --------------
CORPORATE BONDS & NOTES: 22.04%

BUSINESS SERVICES: 0.18%
     100,000  DELUXE CORPORATION++                                                   7.38            06/01/2015            98,500
                                                                                                                    --------------
CASINO & GAMING: 0.36%
     100,000  TUNICA-BILOXI GAMING AU++                                              9.00            11/15/2015           100,000
     100,000  TURNING STONE CASINO RESORT ENTERPRISE++                               9.13            12/15/2010           101,000

                                                                                                                          201,000
                                                                                                                    --------------
CHEMICALS & ALLIED PRODUCTS: 0.18%
      90,000  LYONDELL CHEMICAL COMPANY                                              6.88            06/15/2017            97,425
                                                                                                                    --------------
COAL MINING: 0.15%
      85,000  FOUNDATION PA COAL COMPANY                                             7.25            08/01/2014            81,388
                                                                                                                    --------------
COMMUNICATIONS: 3.10%
     235,000  AT&T INCORPORATED                                                      6.50            09/01/2037           235,336
     100,000  CITIZENS COMMUNICATIONS COMPANY                                        6.25            01/15/2013            96,000
     230,000  COMCAST CORPORATION                                                    5.88            02/15/2018           224,599
     105,000  CSC HOLDINGS INCORPORATED SERIES B                                     7.63            04/01/2011           103,425
     100,000  IPCS INCORPORATED+/-++                                                 7.48            05/01/2013            96,500
     200,000  QWEST CORPORATION+/-                                                   8.61            06/15/2013           211,000
     210,000  SPRINT CAPITAL CORPORATION                                             6.90            05/01/2019           213,454
     190,000  VERIZON (FLORIDA) INCORPORATED SERIES F                                6.13            01/15/2013           195,351
     215,000  VERIZON (VIRGINIA) INCORPORATED SERIES A                               4.63            03/15/2013           206,048
      45,000  WINDSTREAM CORPORATION                                                 8.13            08/01/2013            46,463
      80,000  WINDSTREAM CORPORATION                                                 8.63            08/01/2016            83,600

                                                                                                                        1,711,776
                                                                                                                    --------------

DEPOSITORY INSTITUTIONS: 1.73%
     205,000  CITIGROUP INCORPORATED                                                 5.00            09/15/2014           196,284
      55,000  JPMORGAN CHASE & COMPANY                                               5.13            09/15/2014            53,444
     220,000  JPMORGAN CHASE & COMPANY                                               6.63            03/15/2012           230,819
     475,000  WACHOVIA CORPORATION                                                   5.75            06/15/2017           472,223

                                                                                                                          952,770
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
EATING & DRINKING PLACES: 0.28%
$    155,000  ARAMARK CORPORATION++                                                  8.50%           02/01/2015     $     154,419
                                                                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES: 3.87%
     100,000  ALLIED WASTE NORTH AMERICA INCORPORATED                                7.13            05/15/2016            99,500
     240,000  AMEREN CORPORATION                                                     5.40            02/01/2016           233,004
     165,000  CAROLINA POWER & LIGHT COMPANY                                         5.15            04/01/2015           160,037
     345,000  CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2                      5.70            03/15/2013           347,053
     150,000  CONSUMERS ENERGY COMPANY                                               5.15            02/15/2017           143,055
      95,000  EDISON MISSION ENERGY                                                  7.75            06/15/2016            95,713
     100,000  NEVADA POWER COMPANY SERIES L                                          5.88            01/15/2015            98,134
      95,000  NRG ENERGY INCORPORATED                                                7.38            02/01/2016            93,813
     130,000  PUBLIC SERVICE COMPANY OF COLORADO                                     7.88            10/01/2012           144,345
     155,000  SOUTHERN CALIFORNIA EDISON COMPANY                                     4.65            04/01/2015           146,990
     185,000  SOUTHWESTERN ELECTRIC POWER                                            4.90            07/01/2015           174,159
     160,000  TENNESSEE GAS PIPELINE COMPANY                                         8.38            06/15/2032           185,916
     205,000  WASTE MANAGEMENT INCORPORATED                                          7.38            08/01/2010           216,340

                                                                                                                        2,138,059
                                                                                                                    --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.17%
     100,000  BALL CORPORATION                                                       6.63            03/15/2018            95,750
                                                                                                                    --------------
FOOD & KINDRED PRODUCTS: 0.56%
     185,000  BUNGE LIMITED FINANCE CORPORATION                                      5.35            04/15/2014           176,412
     135,000  CONAGRA FOODS INCORPORATED                                             5.82            06/15/2017           132,905

                                                                                                                          309,317
                                                                                                                    --------------
FOOD STORES: 0.68%
     150,000  KROGER COMPANY                                                         6.75            04/15/2012           158,153
     205,000  SAFEWAY INCORPORATED<<                                                 7.25            02/01/2031           216,207

                                                                                                                          374,360
                                                                                                                    --------------
HEALTH SERVICES: 0.89%
     205,000  ANTHEM INCORPORATED                                                    6.80            08/01/2012           218,271
     150,000  DAVITA INCORPORATED                                                    7.25            03/15/2015           147,000
     120,000  HCA INCORPORATED++                                                     9.25            11/15/2016           123,300

                                                                                                                          488,571
                                                                                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.13%
     833,206  CORE INVESTMENT GRADE TRUST+/-                                         4.64            11/30/2007           830,598
     180,000  ERP OPERATING LP                                                       5.13            03/15/2016           169,182
     175,000  SIMON PROPERTY GROUP LP                                                6.38            11/15/2007           174,984

                                                                                                                        1,174,764
                                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.18%
     100,000  CASE NEW HOLLAND INCORPORATED                                          7.13            03/01/2014           101,000
                                                                                                                    --------------
INSURANCE CARRIERS: 0.29%
     165,000  ING (USA) GLOBAL FUNDING TRUST                                         4.50            10/01/2010           162,620
                                                                                                                    --------------
LEGAL SERVICES: 0.18%
     100,000  FTI CONSULTING INCORPORATED                                            7.75            10/01/2016            99,750
                                                                                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.18%
     100,000  BELDEN INCORPORATED++                                                  7.00            03/15/2017            97,000
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MISCELLANEOUS RETAIL: 0.92%
$    299,817  CVS CAREMARK CORPORATION++                                             7.77%           01/10/2012     $     325,229
     187,260  CVS LEASE PASS-THROUGH SERIES T++                                      6.04            12/10/2028           182,603

                                                                                                                          507,832
                                                                                                                    --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.51%
     150,000  FORD MOTOR CREDIT COMPANY LLC                                          8.00            12/15/2016           138,424
     240,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                       6.15            08/07/2037           245,299
     130,000  GMAC LLC                                                               6.75            12/01/2014           110,327
     115,000  GMAC LLC<<                                                             8.00            11/01/2031           103,312
     140,000  HSBC FINANCE CORPORATION<<                                             5.90            06/19/2012           141,901
     115,000  RESIDENTIAL CAPITAL CORPORATION                                        6.13            11/21/2008            96,025

                                                                                                                          835,288
                                                                                                                    --------------
OIL & GAS EXTRACTION: 1.15%
     185,000  CHESAPEAKE ENERGY CORPORATION                                          6.38            06/15/2015           176,906
     140,000  PRIDE INTERNATIONAL INCORPORATED                                       7.38            07/15/2014           141,400
     125,000  RANGE RESOURCES CORPORATION                                            7.50            05/15/2016           126,250
     195,000  XTO ENERGY INCORPORATED                                                5.30            06/30/2015           188,653

                                                                                                                          633,209
                                                                                                                    --------------
PAPER & ALLIED PRODUCTS: 0.65%
      85,000  APPLETON PAPERS INCORPORATED SERIES B                                  9.75            06/15/2014            85,531
      95,000  GREIF INCORPORATED                                                     6.75            02/01/2017            92,625
      90,000  P.H. GLATFELTER COMPANY                                                7.13            05/01/2016            88,650
      90,000  VERSO PAPER HOLDINGS LLC++                                             9.13            08/01/2014            90,225

                                                                                                                          357,031
                                                                                                                    --------------
PERSONAL SERVICES: 0.17%
     100,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                            7.00            06/15/2017            94,500
                                                                                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.18%
     100,000  TESORO CORPORATION++                                                   6.50            06/01/2017            97,250
                                                                                                                    --------------
PIPELINES: 0.68%
     270,000  ENTERPRISE PRODUCTS OPERATING LP                                       6.30            09/15/2017           270,785
     100,000  WILLIAMS COMPANIES INCORPORATED                                        7.63            07/15/2019           106,250

                                                                                                                          377,035
                                                                                                                    --------------
RAILROAD TRANSPORTATION: 0.21%
     110,000  CANADIAN NATIONAL RAILWAY COMPANY                                      6.38            10/15/2011           114,681
                                                                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.85%
     165,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                     5.65            06/01/2014           164,136
      95,000  RECKSON OPERATING PARTNERSHIP LP                                       6.00            03/31/2016            91,149
     120,000  ROUSE COMPANY LP++                                                     6.75            05/01/2013           118,800
     100,000  VENTAS REALTY LP                                                       6.75            04/01/2017            97,250

                                                                                                                          471,335
                                                                                                                    --------------
RENTAL AUTO/EQUIPMENT: 0.18%
     100,000  AVIS BUDGET CAR RENTAL LLC                                             7.75            05/15/2016            97,000
                                                                                                                    --------------
TOBACCO PRODUCTS: 0.18%
     100,000  REYNOLDS AMERICAN INCORPORATED                                         6.75            06/15/2017           101,464
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
TRANSPORTATION EQUIPMENT: 0.25%
$    130,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                 7.75%           01/18/2011     $     138,942
                                                                                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $12,333,902)                                                                       12,164,036
                                                                                                                    --------------
FOREIGN CORPORATE BONDS: 4.29%
     195,000  BARCLAYS BANK PLC+/-++                                                 5.93            12/31/2049           184,770
     175,000  BRITISH TELECOM PLC                                                    9.13            12/15/2030           233,886
     275,000  DEUTSCHE BANK AG LONDON                                                6.00            09/01/2017           277,453
     195,000  ENCANA CORPORATION                                                     6.63            08/15/2037           198,213
     100,000  FMC FINANCE III SA++                                                   6.88            07/15/2017            98,000
     205,000  GRUPO TELEVISA SA                                                      6.63            03/18/2025           207,887
     100,000  INEOS GROUP HOLDINGS PLC<<++                                           8.50            02/15/2016            92,000
     210,000  MUFG CAPITAL FINANCING 1 LIMITED+/-                                    6.35            07/29/2049           200,433
     140,000  NOVELIS INCORPORATED                                                   7.25            02/15/2015           135,800
     150,000  ROGERS WIRELESS INCORPORATED                                           6.38            03/01/2014           151,837
     210,000  TELEFONICA EMISIONES SAU                                               5.98            06/20/2011           212,776
     195,000  TELEFONOS DE MEXICO SA                                                 4.50            11/19/2008           193,245
     185,000  WESTFIELD GROUP++                                                      5.40            10/01/2012           182,266

TOTAL FOREIGN CORPORATE BONDS@ (COST $2,387,446)                                                                        2,368,566
                                                                                                                    --------------
FOREIGN GOVERNMENT BONDS: 0.24%
     130,000  UNITED MEXICAN STATES                                                  5.63            01/15/2017           129,935

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $128,986)                                                                           129,935
                                                                                                                    --------------
US TREASURY SECURITIES: 28.21%

US TREASURY BONDS: 5.57%
     225,000  US TREASURY BOND<<                                                     4.75            02/15/2037           221,941
   1,195,000  US TREASURY BOND<<                                                     7.13            02/15/2023         1,488,055
   1,024,000  US TREASURY BOND<<                                                     8.13            08/15/2021         1,363,519

                                                                                                                        3,073,515
                                                                                                                    --------------
US TREASURY NOTES: 22.64%
   4,693,000  US TREASURY NOTE<<                                                     4.25            10/15/2010         4,702,898
   4,025,000  US TREASURY NOTE<<                                                     4.63            12/31/2011         4,082,859
   1,820,000  US TREASURY NOTE<<                                                     4.63            02/15/2017         1,830,379
     710,000  US TREASURY NOTE<<                                                     4.75            08/15/2017           721,648
   1,125,000  US TREASURY NOTE<<                                                     4.88            06/30/2012         1,154,707

                                                                                                                       12,492,491
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $15,412,057)                                                                        15,566,006
                                                                                                                    --------------
COLLATERAL FOR SECURITIES LENDING: 46.51%

COLLATERAL INVESTED IN OTHER ASSETS: 46.51%
      88,312  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                               5.59            11/21/2007            88,315
         971  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.48            01/18/2008               971
       8,831  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                     5.46            09/27/2007             8,831
     353,250  AMSTERDAM FUNDING CORPORATION                                          6.16            09/18/2007           352,529
     205,326  ATLAS CAPITAL FUNDING CORPORATION++                                    5.32            09/13/2007           205,057
     353,250  ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.50            04/25/2008           353,190
     220,781  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.10            10/25/2007           220,790
     220,781  ATOMIUM FUNDING CORPORATION++                                          5.89            09/19/2007           220,297
     441,562  BASF FINANCE EUROPE NV+/-++                                            5.35            09/19/2008           441,430
     220,781  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.46            10/05/2007           220,781
      45,481  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.96            09/27/2007            45,465

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    441,562  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $441,834)              5.55%           09/04/2007     $     441,562
     883,124  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
              (MATURITY VALUE $883,673)                                              5.60            09/04/2007           883,124
     426,107  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                      5.50            10/03/2007           425,937
     264,937  BNP PARIBAS+/-                                                         5.33            05/07/2008           264,580
     883,124  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $883,672)                                              5.58            09/04/2007           883,124
     353,250  BRYANT PARK FUNDING LLC++                                              6.12            09/19/2007           352,476
     264,937  BUCKINGHAM III CDO                                                     5.34            09/17/2007           264,434
     220,781  CEDAR SPRINGS CAPITAL COMPANY                                          5.37            09/07/2007           220,684
      76,911  CHARIOT FUNDING LLC++                                                  5.89            09/25/2007            76,676
     251,690  CHEYNE FINANCE LLC+/-++                                                5.05            02/25/2008           239,116
      88,312  CIT GROUP INCORPORATED+/-                                              5.43            12/19/2007            87,325
   2,428,591  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $2,430,097)                                            5.58            09/04/2007         2,428,591
      70,650  CLIPPER RECEIVABLES CORPORATION                                        6.15            09/19/2007            70,495
     201,794  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                        5.45            09/04/2007           201,794
     198,703  CREDIT AGRICOLE SA                                                     5.34            02/25/2008           198,593
      20,224  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-            5.73            10/29/2007            20,237
   1,979,697  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $1,980,929)                             5.60            09/04/2007         1,979,697
     529,874  CULLINAN FINANCE CORPORATION                                           5.31            09/04/2007           529,874
     220,781  CULLINAN FINANCE CORPORATION+/-++                                      5.45            08/04/2008           220,713
     229,612  DEER VALLEY FUNDING LLC++                                              5.39            09/12/2007           229,344
     220,781  DEER VALLEY FUNDING LLC++                                              5.89            09/14/2007           220,459
     309,093  EBBETS FUNDING LLC                                                     6.23            09/25/2007           308,148
     309,093  FALCON ASSET SECURITIZATION CORPORATION++                              5.30            09/14/2007           308,642
     132,469  FALCON ASSET SECURITIZATION CORPORATION                                5.37            11/06/2007           131,254
       8,831  FIVE FINANCE INCORPORATED+/-++                                         5.33            09/13/2007             8,831
      88,312  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.40            10/31/2007            87,579
     141,300  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.67            06/16/2008           141,300
     176,625  HARRIER FINANCE FUNDING LLC                                            6.12            09/05/2007           176,598
     309,093  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.66            08/16/2008           309,093
     867,228  K2 (USA) LLC                                                           6.14            10/05/2007           863,317
     317,925  KESTREL FUNDING US LLC+/-++                                            5.48            02/25/2008           317,912
      44,156  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          6.30            09/05/2007            44,150
     132,469  LEXINGTON PARKER CAPITAL CORPORATION                                   5.78            09/13/2007           132,295
      22,078  LIBERTY LIGHT US CAPITAL+/-++                                          5.09            11/21/2007            22,083
     256,106  LIBERTY STREET FUNDING CORPORATION                                     6.09            09/18/2007           255,583
     353,250  LIBERTY STREET FUNDING CORPORATION                                     6.25            09/27/2007           352,066
     662,343  LIQUID FUNDING LIMITED+/-++                                            5.33            06/11/2008           662,250
       8,831  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                              5.53            02/15/2008             8,831
       6,623  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                    5.61            01/02/2008             6,624
     220,781  METLIFE GLOBAL FUNDING I+/-++SS.                                       5.49            10/21/2008           220,514
     176,625  MONT BLANC CAPITAL CORPORATION                                         6.07            09/24/2007           176,109
     132,469  MORGAN STANLEY+/-                                                      5.45            04/07/2008           132,469
      18,987  MORGAN STANLEY+/-                                                      5.48            11/09/2007            18,971
   1,589,623  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,590,609)                                            5.58            09/04/2007         1,589,623
     135,780  MORGAN STANLEY SERIES EXL+/-                                           5.69            09/15/2008           135,558
     220,781  NATEXIS BANQUES POPULAIRES+/-++                                        5.35            11/09/2007           220,816
     105,975  NORTH SEA FUNDING LLC++                                                5.40            09/10/2007           105,883
     166,910  NORTH SEA FUNDING LLC++                                                5.91            09/13/2007           166,692
     220,781  PARK AVENUE RECEIVABLES CORPORATION                                    6.06            09/11/2007           220,556
     194,287  PERRY GLOBAL FUNDING LLC SERIES A                                      6.21            09/11/2007           194,089
     157,196  PREMIUM ASSET TRUST+/-++                                               5.50            07/15/2008           157,334
     414,671  RACERS TRUST SERIES 2004-6-MM+/-++                                     5.55            02/22/2008           414,762
     392,990  SANTANDER CENTRAL HISPANO FINANCE SA                                   5.28            09/26/2007           391,729
     158,962  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                             5.33            10/26/2007           158,959
     131,621  SHEFFIELD RECEIVABLES CORPORATION++                                    5.81            09/14/2007           131,429
     662,343  SHEFFIELD RECEIVABLES CORPORATION++                                    6.02            09/20/2007           660,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    176,625  SLM CORPORATION+/-++                                                   5.54%           05/12/2008     $     173,977
     353,250  STANFIELD VICTORIA FUNDING LLC+/-++                                    5.36            04/03/2008           353,327
     150,131  SURREY FUNDING CORPORATION                                             5.83            09/06/2007           150,088
     241,976  TASMAN FUNDING INCORPORATED++                                          5.29            09/28/2007           241,129
     105,975  TEMPUS FUNDING LLC++                                                   6.19            09/27/2007           105,620
      19,694  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.79            09/18/2007            19,653
     166,751  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   6.09            09/20/2007           166,363
     169,728  THE TRAVELERS INSURANCE COMPANY+/-                                     5.40            02/08/2008           169,724
      88,312  THREE RIVERS FUNDING CORPORATION                                       5.81            09/13/2007            88,197
     286,326  THUNDER BAY FUNDING INCORPORATED                                       6.05            09/25/2007           285,450
     883,124  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              5.57            08/01/2008           883,124
     128,389  TULIP FUNDING CORPORATION                                              6.12            09/21/2007           128,070
     220,781  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.35            08/09/2008           220,836
      47,689  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.36            12/03/2007            47,699
      15,013  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.36            12/13/2007            14,975
     132,469  VERSAILLES CDS LLC                                                     5.31            09/07/2007           132,410
      90,520  VERSAILLES CDS LLC++                                                   5.40            09/24/2007            90,256
     220,781  VICTORIA FINANCE LLC+/-++                                              5.35            05/02/2008           220,781
     220,781  VICTORIA FINANCE LLC+/-++                                              5.47            08/07/2008           220,781
      48,095  WHISTLEJACKET CAPITAL LIMITED                                          5.32            09/28/2007            47,927
      13,247  WINDMILL FUNDING CORPORATION++                                         5.28            09/14/2007            13,228
         883  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                  5.36            10/19/2007               883
     176,625  YORKTOWN CAPITAL LLC++                                                 6.06            09/12/2007           176,418
      88,312  ZELA FINANCE CORPORATION                                               5.34            10/26/2007            87,641

                                                                                                                       25,667,897
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $25,667,897)                                                             25,667,897
                                                                                                                    --------------

SHARES
SHORT-TERM INVESTMENTS: 8.07%
   3,002,800  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              3,002,800
                                                                                                                    --------------

PRINCIPAL
US TREASURY BILLS: 2.63%
$  1,450,000  US TREASURY BILL<<                                                     4.63            03/31/2008         1,452,379
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,451,234)                                                                          4,455,179
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $86,117,881)*                         155.78%                                                                 $  85,973,582

OTHER ASSETS AND LIABILITIES, NET           (55.78)                                                                   (30,786,244)
                                            ------                                                                  --------------

TOTAL NET ASSETS                            100.00%                                                                 $  55,187,338
                                            ------                                                                  --------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

oo    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,002,800.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 101.05%
         N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                              $  38,972,578

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $40,701,043)                                                   38,972,578
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $40,701,043)*                                                101.05%                                          $  38,972,578

OTHER ASSETS AND LIABILITIES, NET                                   (1.05)                                               (404,466)
                                                                   ------                                           --------------

TOTAL NET ASSETS                                                   100.00%                                          $  38,568,112
                                                                   ------                                           --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
AGENCY SECURITIES: 43.74%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 14.49%
$  3,688,960  FHLMC #B13066<<                                                        4.00%           03/01/2014     $   3,592,181
   1,422,313  FHLMC #B13579                                                          5.00            04/01/2019         1,391,083
   1,138,625  FHLMC #B13580                                                          5.00            04/01/2019         1,113,624
  19,855,525  FHLMC #B13654<<                                                        4.00            04/01/2014        19,336,144
   2,603,455  FHLMC #B15194<<                                                        5.00            06/01/2019         2,546,290
   2,970,707  FHLMC #B16884                                                          5.00            10/01/2019         2,905,479
   7,063,250  FHLMC #B17855<<                                                        5.00            02/01/2020         6,899,538
     939,725  FHLMC #C01345                                                          7.00            04/01/2032           969,052
     111,644  FHLMC #C31808                                                          7.50            10/01/2029           116,830
     957,202  FHLMC #C59553                                                          7.50            11/01/2031           999,209
   1,406,461  FHLMC #C65576                                                          7.50            04/01/2032         1,465,515
   3,303,345  FHLMC #E96459                                                          5.00            05/01/2018         3,236,010
      79,545  FHLMC #G00683                                                          8.50            12/01/2025            85,207
   9,680,638  FHLMC #M90891<<                                                        3.50            01/01/2009         9,443,625

                                                                                                                       54,099,787
                                                                                                                    --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 29.25%
     109,105  FNMA #253266                                                           8.00            05/01/2030           114,982
     521,595  FNMA #253951                                                           7.50            09/01/2031           544,945
     637,107  FNMA #254218                                                           7.00            02/01/2032           660,868
     207,105  FNMA #254223                                                           7.50            02/01/2032           216,376
   1,466,808  FNMA #254480                                                           7.00            10/01/2032         1,520,420
   6,955,156  FNMA #254836<<                                                         4.00            07/01/2010         6,760,020
   3,865,483  FNMA #256314                                                           5.50            06/01/2016         3,855,217
   5,572,706  FNMA #313864<<                                                         6.69            12/01/2007         5,550,212
   8,086,022  FNMA #357464<<                                                         4.50            12/01/2018         7,780,667
   7,144,910  FNMA #387402<<                                                         5.03            05/01/2015         6,975,305
   7,575,903  FNMA #387405<<                                                         5.09            05/01/2015         7,419,490
     151,020  FNMA #417768                                                           6.50            03/01/2028           154,848
  13,332,224  FNMA #555710<<                                                         4.50            08/01/2018        12,828,755
     370,428  FNMA #70765                                                            9.00            03/01/2021           399,874
  14,310,750  FNMA #745678<<+/-                                                      5.51            05/01/2036        14,386,305
  10,565,554  FNMA #745743<<                                                         4.00            05/01/2021         9,890,616
   9,176,892  FNMA #787275<<+/-                                                      4.88            06/01/2034         9,140,031
   4,777,448  FNMA #813158+/-                                                        4.97            12/01/2034         4,853,829
   4,673,983  FNMA #873354<<                                                         5.61            02/01/2021         4,684,938
  11,700,000  FNMA #874284<<                                                         5.12            01/01/2017        11,475,820

                                                                                                                      109,213,518
                                                                                                                    --------------

TOTAL AGENCY SECURITIES (COST $165,552,187)                                                                           163,313,305
                                                                                                                    --------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 48.43%
  33,946,630  FHLMC SERIES 3139 CLASS YD<<                                           4.38            04/15/2015        33,131,052
  30,179,729  FHLMC SERIES 3185 CLASS PA                                             4.50            08/15/2026        29,853,582
  27,868,437  FHLMC SERIES 3347 CLASS PA                                             5.00            06/15/2028        27,758,418
  23,175,000  FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B                             5.50            09/25/2011        23,590,393
  15,275,044  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                             5.34            04/25/2012        15,445,992
  15,000,000  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                              4.49            11/25/2012        14,645,298
   8,000,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2007-CB18 CLASS A3                                              5.45            06/12/2047         7,893,243
  10,000,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C7 CLASS A3               5.35            11/15/2038         9,767,015
  14,175,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                      5.17            01/14/2042        13,808,731
   5,000,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
              A4+/-                                                                  5.13            08/15/2035         4,895,438

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $182,060,856)                                                         180,789,162
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
US TREASURY SECURITIES: 2.33%

US TREASURY BONDS: 0.25%
$  1,000,000  US TREASURY BOND<<                                                     4.50%           02/15/2036     $     947,891
                                                                                                                    --------------

US TREASURY NOTES: 2.08%
   2,850,000  US TREASURY NOTE<<                                                     4.88            08/15/2009         2,884,736
   4,750,000  US TREASURY NOTE<<                                                     4.88            08/15/2016         4,868,380

                                                                                                                        7,753,116
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $8,539,785)                                                                          8,701,007
                                                                                                                    --------------

COLLATERAL FOR SECURITIES LENDING: 47.81%

COLLATERAL INVESTED IN OTHER ASSETS: 47.81%
     606,098  AMERICAN EXPRESS BANK+/-                                               5.59            11/21/2007           606,116
       6,667  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.48            01/18/2008             6,665
      60,610  AMERICAN HONDA FINANCE+/-++                                            5.46            09/27/2007            60,607
   2,424,393  AMSTERDAM FUNDING CORPORATION                                          6.16            09/18/2007         2,419,447
   1,409,178  ATLAS CAPITAL FUNDING CORPORATION++                                    5.32            09/13/2007         1,407,332
   2,424,393  ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.50            04/25/2008         2,423,980
   1,515,245  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.10            10/25/2007         1,515,306
   1,515,245  ATOMIUM FUNDING CORPORATION++                                          5.89            09/19/2007         1,511,927
   3,030,491  BASF FINANCE EUROPE NV+/-++                                            5.35            09/19/2008         3,029,581
   1,515,245  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.46            10/05/2007         1,515,245
     312,141  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.96            09/27/2007           312,031
   3,030,491  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $3,032,359)            5.55            09/04/2007         3,030,491
   6,060,981  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $6,064,752)                        5.60            09/04/2007         6,060,981
   2,924,423  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                      5.50            10/03/2007         2,923,254
   1,818,294  BNP PARIBAS+/-                                                         5.33            05/07/2008         1,815,840
   6,060,981  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $6,064,739)                                            5.58            09/04/2007         6,060,981
   2,424,393  BRYANT PARK FUNDING LLC++                                              6.12            09/19/2007         2,419,083
   1,818,294  BUCKINGHAM III CDO                                                     5.34            09/17/2007         1,814,840
   1,515,245  CEDAR SPRINGS CAPITAL COMPANY                                          5.37            09/07/2007         1,514,579
     527,851  CHARIOT FUNDING LLC++                                                  5.89            09/25/2007           526,236
   1,727,380  CHEYNE FINANCE LLC+/-++                                                5.05            02/25/2008         1,641,080
     606,098  CIT GROUP INCORPORATED+/-                                              5.43            12/19/2007           599,322
  16,667,699  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $16,678,033)                                           5.58            09/04/2007        16,667,698
     484,879  CLIPPER RECEIVABLES CORPORATION                                        6.15            09/19/2007           483,817
   1,384,934  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                        5.45            09/04/2007         1,384,934
   1,363,721  CREDIT AGRICOLE SA                                                     5.34            02/25/2008         1,362,969
     138,796  CREDIT SUISSE FIRST BOSTON+/-                                          5.73            10/29/2007           138,891
  13,586,889  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED
              (MATURITY VALUE $13,595,343)                                           5.60            09/04/2007        13,586,889
   3,636,589  CULLINAN FINANCE CORPORATION                                           5.31            09/04/2007         3,636,589
   1,515,245  CULLINAN FINANCE CORPORATION+/-++                                      5.45            08/04/2008         1,514,776
   1,575,855  DEER VALLEY FUNDING LLC++                                              5.39            09/12/2007         1,574,011
   1,515,245  DEER VALLEY FUNDING LLC++                                              5.89            09/14/2007         1,513,033
   2,121,343  EBBETS FUNDING LLC                                                     6.23            09/25/2007         2,114,852
   2,121,343  FALCON ASSET SECURITIZATION CORPORATION++                              5.30            09/14/2007         2,118,246
     909,147  FALCON ASSET SECURITIZATION CORPORATION                                5.37            11/06/2007           900,810
      60,610  FIVE FINANCE INCORPORATED+/-++                                         5.33            09/13/2007            60,607
     606,098  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.40            10/31/2007           601,068
     969,757  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.67            06/16/2008           969,757
   1,212,196  HARRIER FINANCE FUNDING LLC                                            6.12            09/05/2007         1,212,014
   2,121,343  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.66            08/16/2008         2,121,343

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  5,951,884  K2 (USA) LLC                                                           6.14%           10/05/2007     $   5,925,041
   2,181,953  KESTREL FUNDING US LLC+/-++                                            5.48            02/25/2008         2,181,866
     303,049  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          6.30            09/05/2007           303,004
     909,147  LEXINGTON PARKER CAPITAL CORPORATION                                   5.78            09/13/2007           907,956
     151,525  LIBERTY LIGHT US CAPITAL+/-++                                          5.09            11/21/2007           151,559
   1,757,685  LIBERTY STREET FUNDING CORPORATION                                     6.09            09/18/2007         1,754,099
   2,424,393  LIBERTY STREET FUNDING CORPORATION                                     6.25            09/27/2007         2,416,271
   4,545,736  LIQUID FUNDING LIMITED+/-++                                            5.33            06/11/2008         4,545,100
      60,610  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                              5.53            02/15/2008            60,606
      45,457  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                    5.61            01/02/2008            45,459
   1,515,245  METLIFE GLOBAL FUNDING I+/-++SS.                                       5.49            10/21/2008         1,513,412
   1,212,196  MONT BLANC CAPITAL CORPORATION                                         6.07            09/24/2007         1,208,657
     909,147  MORGAN STANLEY+/-                                                      5.45            04/07/2008           909,147
     130,311  MORGAN STANLEY+/-                                                      5.48            11/09/2007           130,199
     931,876  MORGAN STANLEY+/-                                                      5.69            09/15/2008           930,348
  10,909,766  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $10,916,530)                                           5.58            09/04/2007        10,909,766
   1,515,245  NATEXIS BANQUES POPULAIRES+/-++                                        5.35            11/09/2007         1,515,488
   2,314,703  NATEXIS BANQUES POPULAIRES SERIES YCD+/-                               5.52            01/25/2008         2,309,287
     727,318  NORTH SEA FUNDING LLC++                                                5.40            09/10/2007           726,685
   1,145,525  NORTH SEA FUNDING LLC++                                                5.91            09/13/2007         1,144,025
   1,515,245  PARK AVENUE RECEIVABLES CORPORATION                                    6.06            09/11/2007         1,513,700
   1,333,416  PERRY GLOBAL FUNDING LLC SERIES A                                      6.21            09/11/2007         1,332,056
   1,078,855  PREMIUM ASSET TRUST+/-++                                               5.50            07/15/2008         1,079,804
   2,845,934  RACERS TRUST SERIES 2004-6-MM+/-++                                     5.55            02/22/2008         2,846,563
   2,697,137  SANTANDER CENTRAL HISPANO FINANCE SA                                   5.28            09/26/2007         2,688,479
   1,090,977  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                             5.33            10/26/2007         1,090,955
     903,329  SHEFFIELD RECEIVABLES CORPORATION++                                    5.81            09/14/2007           902,010
   4,545,736  SHEFFIELD RECEIVABLES CORPORATION++                                    6.02            09/20/2007         4,535,144
   1,212,196  SLM CORPORATION+/-++                                                   5.54            05/12/2008         1,194,025
   2,424,393  STANFIELD VICTORIA FUNDING LLC+/-++                                    5.36            04/03/2008         2,424,926
   1,030,367  SURREY FUNDING CORPORATION                                             5.83            09/06/2007         1,030,068
   1,660,709  TASMAN FUNDING INCORPORATED++                                          5.29            09/28/2007         1,654,896
     727,318  TEMPUS FUNDING LLC++                                                   6.19            09/27/2007           724,881
     135,160  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.79            09/18/2007           134,884
   1,144,434  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   6.09            09/20/2007         1,141,768
     606,098  THREE RIVERS FUNDING CORPORATION                                       5.81            09/13/2007           605,304
   1,965,091  THUNDER BAY FUNDING INCORPORATED                                       6.05            09/25/2007         1,959,078
   6,060,981  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              5.57            08/01/2008         6,060,981
   1,164,860  TRAVELERS INSURANCE COMPANY+/-                                         5.40            02/08/2008         1,164,837
     881,145  TULIP FUNDING CORPORATION                                              6.12            09/21/2007           878,960
   1,515,245  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.35            08/09/2008         1,515,624
     327,293  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.36            12/03/2007           327,362
     103,037  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.36            12/13/2007           102,776
     909,147  VERSAILLES CDS LLC                                                     5.31            09/07/2007           908,747
     621,251  VERSAILLES CDS LLC++                                                   5.40            09/24/2007           619,437
   1,515,245  VICTORIA FINANCE LLC+/-++                                              5.35            05/02/2008         1,515,245
   1,515,245  VICTORIA FINANCE LLC+/-++                                              5.47            08/07/2008         1,515,245
     330,081  WHISTLEJACKET CAPITAL LIMITED                                          5.32            09/28/2007           328,926
      90,915  WINDMILL FUNDING CORPORATION++                                         5.28            09/14/2007            90,782
       6,061  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                  5.36            10/19/2007             6,060
   1,212,196  YORKTOWN CAPITAL LLC++                                                 6.06            09/12/2007         1,210,778
     606,098  ZELA FINANCE CORPORATION                                               5.34            10/26/2007           601,510

                                                                                                                      178,471,014
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $178,471,014)                                                           178,471,014
                                                                                                                    --------------

SHARES
SHORT-TERM INVESTMENTS: 5.13%
         291  WELLS FARGO ADVANTAGE MONEY MARKET TRUST                                                                        291
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
REPURCHASE AGREEMENTS: 5.13%
$ 16,074,000  GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED
              BY US GOVERNMENT SECURITIES (MATURITY VALUE $16,084,609)               5.38%           09/04/2007     $  16,074,000
   3,086,000  JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $3,087,817)                      5.30            09/04/2007         3,086,000

                                                                                                                       19,160,000
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $19,160,291)                                                                        19,160,291
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $553,784,133)*                        147.44%                                                                 $ 550,434,779

OTHER ASSETS AND LIABILITIES, NET           (47.44)                                                                  (177,106,940)
                                            ------                                                                  --------------

TOTAL NET ASSETS                            100.00%                                                                 $ 373,327,839
                                            ------                                                                  --------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.98%
         N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                         $ 364,328,925

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $366,918,414)                                                 364,328,925
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $366,918,414)*                         99.98%                                                                 $ 364,328,925

OTHER ASSETS AND LIABILITIES, NET             0.02                                                                         66,665
                                            ------                                                                  -------------

TOTAL NET ASSETS                            100.00%                                                                 $ 364,395,590
                                            ------                                                                  -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
CORPORATE BONDS & NOTES: 82.52%

AMUSEMENT & RECREATION SERVICES: 2.06%
$    850,000  SINGLE SPRINGS TRIBAL GAMING AUTHORITY++<<                             9.38%           06/15/2015     $     837,250
     130,000  TOWN SPORTS INTERNATIONAL INCORPORATED^oo                              9.37            02/01/2014           118,950

                                                                                                                          956,200
                                                                                                                    -------------
APPAREL & ACCESSORY STORES: 0.40%
     175,000  NEIMAN MARCUS GROUP INCORPORATED                                       9.00            10/15/2015           184,625
                                                                                                                    -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.36%
     175,000  RIDDELL BELL HOLDINGS INCORPORATED                                     8.38            10/01/2012           166,250
                                                                                                                    -------------
BUSINESS SERVICES: 6.00%
     475,000  DELUXE CORPORATION                                                     7.38            06/01/2015           467,875
     300,000  KAR HOLDINGS INCORPORATED++                                            8.75            05/01/2014           270,000
     310,000  PENHALL INTERNATIONAL CORPORATION++                                   12.00            08/01/2014           322,400
     245,000  RAINBOW NATIONAL SERVICES LLC++(i)                                    10.38            09/01/2014           266,744
     395,000  RENTAL SERVICE CORPORATION++                                           9.50            12/01/2014           386,606
     490,000  SUNGARD DATA SYSTEMS INCORPORATED                                      9.13            08/15/2013           505,925
     370,000  UNITED RENTALS NORTH AMERICA INCORPORATED<<                            7.75            11/15/2013           381,100
     185,000  WEST CORPORATION<<                                                    11.00            10/15/2016           187,775

                                                                                                                        2,788,425
                                                                                                                    -------------
CASINO & GAMING: 4.59%
     395,000  CCM MERGER INCORPORATED++                                              8.00            08/01/2013           377,225
          10  ELDORADO CASINO SHREVEPORT Y                                          10.00            08/01/2012                10
     365,000  PENN NATIONAL GAMING INCORPORATED                                      6.75            03/01/2015           365,913
     200,000  PINNACLE ENTERTAINMENT                                                 8.25            03/15/2012           201,000
     165,000  POKAGON GAMING AUTHORITY++                                            10.38            06/15/2014           176,550
     410,000  TUNICA-BILOXI GAMING AU++                                              9.00            11/15/2015           410,000
     500,000  TURNING STONE RESORT CASINO ENTERPRISE++                               9.13            09/15/2014           505,000
      95,000  WATERFORD GAMING LLC++                                                 8.63            09/15/2012            96,900

                                                                                                                        2,132,598
                                                                                                                    -------------
CHEMICALS & ALLIED PRODUCTS: 1.31%
     360,000  LYONDELL CHEMICAL COMPANY                                              6.88            06/15/2017           389,700
     215,000  MOSAIC COMPANY++<<                                                     7.63            12/01/2016           220,375

                                                                                                                          610,075
                                                                                                                    -------------
COAL MINING: 1.37%
     315,000  FOUNDATION PA COAL COMPANY                                             7.25            08/01/2014           301,613
     370,000  MASSEY ENERGY COMPANY<<                                                6.88            12/15/2013           333,925

                                                                                                                          635,538
                                                                                                                    -------------
COMMUNICATIONS: 10.60%
     300,000  CCH I HOLDINGS LLC                                                    11.13            01/15/2014           259,500
     365,000  CCH I LLC/CCH I CAPITAL CORPORATION                                   11.00            10/01/2015           357,700
     410,000  CCH II LLC/CCH II CAPITAL CORPORATION                                 10.25            10/01/2013           414,100
     250,000  CITIZENS COMMUNICATIONS COMPANY                                        6.25            01/15/2013           240,000
     155,000  CSC HOLDINGS INCORPORATED SERIES B                                     7.63            04/01/2011           152,675
     170,000  EMBARQ CORPORATION                                                     8.00            06/01/2036           176,161
     235,000  IPCS INCORPORATED+++/-                                                 7.48            05/01/2013           226,775
     375,000  IPCS INCORPORATED Y                                                    8.61            05/01/2014           360,000
     460,000  MEDIACOM BROADBAND LLC++                                               8.50            10/15/2015           455,400
     380,000  NEXTEL COMMUNICATIONS SERIES F                                         5.95            03/15/2014           362,561
     107,000  PANAMSAT CORPORATION                                                   9.00            08/15/2014           108,873
     350,000  PAXSON COMMUNICATIONS+++/-                                            11.61            01/15/2013           350,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
COMMUNICATIONS (continued)
$    350,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B               7.50%           02/15/2014     $     343,875
     740,000  QWEST CORPORATION+/-                                                   8.61            06/15/2013           780,700
      85,000  WINDSTREAM CORPORATION                                                 8.13            08/01/2013            87,763
     235,000  WINDSTREAM CORPORATION                                                 8.63            08/01/2016           245,575

                                                                                                                        4,921,658
                                                                                                                    -------------
EATING & DRINKING PLACES: 2.26%
     395,000  ARAMARK CORPORATION<<                                                  8.50            02/01/2015           393,519
     370,000  FRIENDLY ICE CREAM CORPORATION<<                                       8.38            06/15/2012           392,200
     300,000  SBARRO INCORPORATED<<                                                 10.38            02/01/2015           263,625

                                                                                                                        1,049,344
                                                                                                                    -------------
EDUCATIONAL SERVICES: 0.89%
     400,000  EDUCATION MANAGEMENT LLC<<                                            10.25            06/01/2016           413,000
                                                                                                                    -------------
ELECTRIC, GAS & SANITARY SERVICES: 6.44%
     200,000  ALLIED WASTE NORTH AMERICA INCORPORATED<<                              6.88            06/01/2017           194,000
     200,000  BROWNING-FERRIS INDUSTRIES INCORPORATED                                7.40            09/15/2035           183,500
     163,000  CLEAN HARBORS INCORPORATED                                            11.25            07/15/2012           177,670
     165,000  EDISON MISSION ENERGY                                                  7.75            06/15/2016           166,238
     170,000  EDISON MISSON ENERGY++                                                 7.20            05/15/2019           160,650
     300,000  INERGY LP/ INERGY FINANCE CORPORATION                                  6.88            12/15/2014           286,500
     185,000  MIRANT AMERICAS GENERATION LLC                                         8.30            05/01/2011           182,688
     120,000  MIRANT NORTH AMERICA LLC<<                                             7.38            12/31/2013           119,400
     280,000  NRG ENERGY INCORPORATED                                                7.38            02/01/2016           276,500
     230,000  NRG ENERGY INCORPORATED                                                7.38            01/15/2017           225,975
     390,000  SIERRA PACIFIC RESOURCES                                               6.75            08/15/2017           375,184
     555,000  TENNESSEE GAS PIPELINE COMPANY                                         8.38            06/15/2032           644,897

                                                                                                                        2,993,202
                                                                                                                    -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.28%
     130,000  US ONCOLOGY INCORPORATED<<                                             9.00            08/15/2012           130,000
                                                                                                                    -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.98%
     475,000  BALL CORPORATION                                                       6.63            03/15/2018           454,813
                                                                                                                    -------------
FOOD & KINDRED PRODUCTS: 1.78%
     222,504  PARMALAT BAKERY SERIES A2++                                            5.00            07/09/2012           193,579
     222,504  PARMALAT DAIRY SERIES A1++                                             5.00            07/09/2010           200,254
     470,000  PINNACLE FOODS LLC CORPORATION++                                       9.25            04/01/2015           433,575

                                                                                                                          827,408
                                                                                                                    -------------
HEALTH SERVICES: 4.15%
     500,000  COMMUNITY HEALTH SYSTEMS INCORPORATED++<<                              8.88            07/15/2015           499,375
     280,000  DAVITA INCORPORATED                                                    7.25            03/15/2015           274,400
     570,000  HCA INCORPORATED++                                                     9.25            11/15/2016           585,675
     370,000  HCA INCORPORATED++                                                     9.63            11/15/2016           382,488
     215,000  SELECT MEDICAL CORPORATION<<                                           7.63            02/01/2015           186,513

                                                                                                                        1,928,451
                                                                                                                    -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.44%
     150,000  ACTUANT CORPORATION++                                                  6.88            06/15/2017           144,375
     400,000  CASE NEW HOLLAND INCORPORATED                                          7.13            03/01/2014           404,000
     125,000  GRANT PRIDECO INCORPORATED SERIES B                                    6.13            08/15/2015           119,375

                                                                                                                          667,750
                                                                                                                    -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
JUSTICE, PUBLIC ORDER & SAFETY: 0.74%
$    150,000  CORRECTIONS CORPORATION OF AMERICA                                     7.50%           05/01/2011     $     150,750
     200,000  CORRECTIONS CORPORATION OF AMERICA                                     6.25            03/15/2013           194,000

                                                                                                                          344,750
                                                                                                                    -------------
LEGAL SERVICES: 0.97%
     450,000  FTI CONSULTING INCORPORATED                                            7.75            10/01/2016           448,875
                                                                                                                    -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 0.44%
     210,000  INVACARE CORPORATION                                                   9.75            02/15/2015           202,650
                                                                                                                    -------------
METAL MINING: 1.69%
     375,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                            8.38            04/01/2017           399,375
     410,000  NORANDA ALUMINUM ACQUISITION CORPORATION+++/-                          9.36            05/15/2015           385,400

                                                                                                                          784,775
                                                                                                                    -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.17%
     405,000  ALH FINANCE LLC/ALH FINANCE CORPORATION                                8.50            01/15/2013           394,875
     220,000  BELDEN INCORPORATED++                                                  7.00            03/15/2017           213,400
     490,000  CLARKE AMERICAN CORPORATION                                            9.50            05/15/2015           438,550
     150,000  GENTEK INCORPORATED^^                                                 11.00            08/01/2009                 0
     210,000  RBS GLOBAL INCORPORATED & REXNORD CORPORATION<<                       11.75            08/01/2016           217,350
     215,000  RBS GLOBAL INCORPORATED & REXNORD LLC                                  8.88            09/01/2016           210,163

                                                                                                                        1,474,338
                                                                                                                    -------------
MISCELLANEOUS RETAIL: 0.58%
     270,000  MICHAELS STORES INCORPORATED++                                        10.00            11/01/2014           270,675
                                                                                                                    -------------
MOTION PICTURES: 0.56%
      95,000  AMC ENTERTAINMENT INCORPORATED                                        11.00            02/01/2016            98,800
     160,000  AMC ENTERTAINMENT INCORPORATED SERIES B                                8.63            08/15/2012           163,600

                                                                                                                          262,400
                                                                                                                    -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.79%
     245,000  FORD MOTOR CREDIT COMPANY LLC                                          7.80            06/01/2012           225,719
     170,000  FORD MOTOR CREDIT COMPANY LLC                                          7.00            10/01/2013           151,396
     615,000  FORD MOTOR CREDIT COMPANY LLC<<                                        8.00            12/15/2016           567,537
     650,000  GMAC LLC<<                                                             6.75            12/01/2014           551,634
     450,000  GMAC LLC<<                                                             8.00            11/01/2031           404,264
     300,000  HEXION US FINANCE CORPORATION/HEXION NOVA SCOTIA FINANCE ULC           9.75            11/15/2014           324,000

                                                                                                                        2,224,550
                                                                                                                    -------------
OIL & GAS EXTRACTION: 4.35%
     345,000  CHESAPEAKE ENERGY CORPORATION                                          6.38            06/15/2015           329,906
     350,000  CHESAPEAKE ENERGY CORPORATION                                          6.25            01/15/2018           327,688
     365,000  FOREST OIL CORPORATION++<<                                             7.25            06/15/2019           351,313
     425,000  HILCORP ENERGY++                                                       7.75            11/01/2015           406,938
     330,000  PRIDE INTERNATIONAL INCORPORATED                                       7.38            07/15/2014           333,300
     270,000  RANGE RESOURCES CORPORATION                                            7.50            05/15/2016           272,700

                                                                                                                        2,021,845
                                                                                                                    -------------
PAPER & ALLIED PRODUCTS: 4.53%
     680,000  APPLETON PAPERS INCORPORATED SERIES B                                  9.75            06/15/2014           684,250
     180,000  BOWATER INCORPORATED+/-                                                8.36            03/15/2010           162,000
     500,000  CARAUSTAR INDUSTRIES INCORPORATED<<                                    7.38            06/01/2009           435,625
     255,000  GREIF INCORPORATED                                                     6.75            02/01/2017           248,625

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
PAPER & ALLIED PRODUCTS (continued)
$    160,000  P.H. GLATFELTER COMPANY                                                7.13%           05/01/2016     $     157,600
     250,000  SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED                       8.38            07/01/2012           245,000
     170,000  VERSO PAPER HOLDINGS LLC<<                                             9.13            08/01/2014           170,000

                                                                                                                        2,103,100
                                                                                                                    -------------
PERSONAL SERVICES: 1.01%
     300,000  CARRIAGE SERVICES INCORPORATED                                         7.88            01/15/2015           295,500
     185,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                            7.00            06/15/2017           174,825

                                                                                                                          470,325
                                                                                                                    -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.75%
     360,000  TESORO CORPORATION++                                                   6.50            06/01/2017           350,100
                                                                                                                    -------------
PIPELINES: 1.40%
     155,000  DYNEGY HOLDINGS INCORPORATED                                           8.38            05/01/2016           152,288
     125,000  DYNEGY HOLDINGS INCORPORATED++                                         7.75            06/01/2019           115,625
     360,000  WILLIAMS COMPANIES INCORPORATED                                        7.63            07/15/2019           382,500

                                                                                                                          650,413
                                                                                                                    -------------
PRIMARY METAL INDUSTRIES: 1.01%
     250,000  ALERIS INTERNATIONAL INCORPORATED                                      9.00            12/15/2014           238,125
     250,000  ALERIS INTERNATIONAL INCORPORATED                                     10.00            12/15/2016           233,125

                                                                                                                          471,250
                                                                                                                    -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.29%
     135,000  DEX MEDIA INCORPORATED                                                 8.00            11/15/2013           133,988
     180,000  HOUGHTON MIFFLIN COMPANY                                               7.20            03/15/2011           175,950
     250,000  MEDIMEDIA (USA) INCORPORATED++<<                                      11.38            11/15/2014           255,000
     500,000  NETWORK COMMUNICATIONS INCORPORATED                                   10.75            12/01/2013           500,000

                                                                                                                        1,064,938
                                                                                                                    -------------
REAL ESTATE: 0.43%
     235,000  REALOGY CORPORATION++<<                                               10.50            04/15/2014           197,988
                                                                                                                    -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 2.30%
     300,000  RECKSON OPERATING PARTNERSHIP LP                                       6.00            03/31/2016           287,838
     295,000  ROUSE COMPANY LP++                                                     6.75            05/01/2013           292,050
     500,000  VENTAS REALTY LP                                                       6.75            04/01/2017           486,250

                                                                                                                        1,066,138
                                                                                                                    -------------
RENTAL AUTO/EQUIPMENT: 1.16%
     330,000  AVIS BUDGET CAR RENTAL LLC                                             7.75            05/15/2016           320,100
     110,000  HERTZ CORPORATION                                                      8.88            01/01/2014           113,850
      95,000  HERTZ CORPORATION                                                     10.50            01/01/2016           102,600

                                                                                                                          536,550
                                                                                                                    -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.24%
     390,000  BERRY PLASTICS HOLDING CORPORATION<<                                   8.88            09/15/2014           389,025
     180,000  THE GOODYEAR TIRE & RUBBER COMPANY<<                                   9.00            07/01/2015           186,300

                                                                                                                          575,325
                                                                                                                    -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.12%
     540,000  OWENS-ILLINOIS INCORPORATED                                            7.80            05/15/2018           518,400
                                                                                                                    -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
TEXTILE MILL PRODUCTS: 0.73%
$    350,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                        8.88%           09/15/2013     $     337,750
                                                                                                                    -------------
TRANSPORTATION EQUIPMENT: 2.35%
     650,000  GENERAL MOTORS CORPORATION<<                                           8.38            07/15/2033           521,625
     450,000  LEAR CORPORATION SERIES B                                              8.75            12/01/2016           416,250
     205,000  VISTEON CORPORATION<<                                                  7.00            03/10/2014           153,750

                                                                                                                        1,091,625
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $39,588,514)                                                                       38,328,097
                                                                                                                    -------------
FOREIGN CORPORATE BONDS: 4.73%
     600,000  INEOS GROUP HOLDINGS PLC++<<                                           8.50            02/15/2016           552,000
     270,000  INTELSAT BERMUDA LIMITED+/-                                            8.89            01/15/2015           272,025
     250,000  INTELSAT BERMUDA LIMITED                                               9.25            06/15/2016           257,500
     415,000  INTELSAT BERMUDA LIMITED                                              11.25            06/15/2016           434,194
     170,000  NORDIC TELEPHONE COMPANY HOLDINGS++                                    8.88            05/01/2016           175,950
     170,000  NOVELIS INCORPORATED                                                   7.25            02/15/2015           164,900
      90,000  NXP BV                                                                 7.88            10/15/2014            81,225
     250,000  ROGERS CABLE INCORPORATED                                              6.75            03/15/2015           258,270

TOTAL FOREIGN CORPORATE BONDS@ (COST $2,255,905)                                                                        2,196,064
                                                                                                                    -------------
TERM LOANS: 2.84%
     393,136  ALLIED WASTE INDUSTRIES INCORPORATED TERM LOAN                         6.40            01/15/2012           382,081
     500,000  JG WENTWORTH & COMPANY INCORPORATED TERM LOAN B                        7.61            04/04/2014           463,750
     500,000  THOMSON LEARNING INCORPORATED TERM LOAN                                8.10            06/29/2014           471,665

TOTAL TERM LOANS (COST $1,388,730)                                                                                      1,317,496
                                                                                                                    -------------

SHARES
COMMON STOCKS: 3.46%

APPAREL & ACCESSORY STORES: 0.44%
      10,400  CARTER'S INCORPORATED<<+                                                                                    205,296
                                                                                                                    -------------
CASINO & GAMING: 0.50%
       8,400  PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                      233,688
                                                                                                                    -------------
ELECTRIC, GAS & SANITARY SERVICES: 0.91%
       7,200  INERGY LP<<                                                                                                 234,504
      12,310  SIERRA PACIFIC RESOURCES                                                                                    188,589

                                                                                                                          423,093
                                                                                                                    -------------
OIL & GAS EXTRACTION: 0.53%
       7,640  CHESAPEAKE ENERGY CORPORATION                                                                               246,466
                                                                                                                    -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.58%
       5,200  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+                                                              267,741
                                                                                                                    -------------

PIPELINES: 0.50%
       7,530  THE WILLIAMS COMPANIES INCORPORATED                                                                         233,430
                                                                                                                    -------------

TOTAL COMMON STOCKS (COST $1,351,942)                                                                                   1,609,714
                                                                                                                    -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
COLLATERAL FOR SECURITIES LENDING: 20.87%

COLLATERAL INVESTED IN OTHER ASSETS: 20.87%
$     33,346  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                               5.59%           11/21/2007     $      33,347
         367  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.48            01/18/2008               367
       3,335  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                     5.46            09/27/2007             3,334
     133,383  AMSTERDAM FUNDING CORPORATION                                          6.16            09/18/2007           133,111
      77,529  ATLAS CAPITAL FUNDING CORPORATION++                                    5.32            09/13/2007            77,427
     133,383  ATLAS CAPITAL FUNDING CORPORATION+++/-                                 5.50            04/25/2008           133,360
      83,364  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                     5.10            10/25/2007            83,368
      83,364  ATOMIUM FUNDING CORPORATION++                                          5.89            09/19/2007            83,182
     166,729  BASF FINANCE EUROPE NV+++/-                                            5.35            09/19/2008           166,679
      17,173  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.96            09/27/2007            17,167
      83,364  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.46            10/05/2007            83,364
     166,729  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $166,832)              5.55            09/04/2007           166,729
     333,457  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $333,664)                          5.60            09/04/2007           333,457
     160,893  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                      5.50            10/03/2007           160,829
     100,037  BNP PARIBAS+/-                                                         5.33            05/07/2008            99,902
     333,457  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $333,664)                                              5.58            09/04/2007           333,457
     133,383  BRYANT PARK FUNDING LLC++                                              6.12            09/19/2007           133,091
     100,037  BUCKINGHAM III CDO                                                     5.34            09/17/2007            99,847
      83,364  CEDAR SPRINGS CAPITAL COMPANY                                          5.37            09/07/2007            83,328
      29,041  CHARIOT FUNDING LLC++                                                  5.89            09/25/2007            28,952
      95,035  CHEYNE FINANCE LLC+++/-                                                5.05            02/25/2008            90,287
      33,346  CIT GROUP INCORPORATED+/-                                              5.43            12/19/2007            32,973
     917,007  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $917,576)                                              5.58            09/04/2007           917,007
      26,677  CLIPPER RECEIVABLES CORPORATION                                        6.15            09/19/2007            26,618
      76,195  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+++/-                        5.45            09/04/2007            76,195
      75,028  CREDIT AGRICOLE SA                                                     5.34            02/25/2008            74,987
       7,636  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-            5.73            10/29/2007             7,641
     747,510  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $747,975)                               5.60            09/04/2007           747,510
     200,074  CULLINAN FINANCE CORPORATION                                           5.31            09/04/2007           200,074
      83,364  CULLINAN FINANCE CORPORATION+++/-                                      5.45            08/04/2008            83,338
      86,699  DEER VALLEY FUNDING LLC++                                              5.39            09/12/2007            86,597
      83,364  DEER VALLEY FUNDING LLC++                                              5.89            09/14/2007            83,243
     116,710  EBBETS FUNDING LLC                                                     6.23            09/25/2007           116,353
     116,710  FALCON ASSET SECURITIZATION CORPORATION++                              5.30            09/14/2007           116,540
      50,019  FALCON ASSET SECURITIZATION CORPORATION                                5.37            11/06/2007            49,560
       3,335  FIVE FINANCE INCORPORATED+++/-                                         5.33            09/13/2007             3,334
      33,346  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.40            10/31/2007            33,069
      53,353  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.67            06/16/2008            53,353
      66,691  HARRIER FINANCE FUNDING LLC                                            6.12            09/05/2007            66,681
     116,710  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.66            08/16/2008           116,710
     327,455  K2 (USA) LLC                                                           6.14            10/05/2007           325,978
     120,045  KESTREL FUNDING US LLC+++/-                                            5.48            02/25/2008           120,040
      16,673  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          6.30            09/05/2007            16,670
      50,019  LEXINGTON PARKER CAPITAL CORPORATION                                   5.78            09/13/2007            49,953
       8,336  LIBERTY LIGHT US CAPITAL+++/-                                          5.09            11/21/2007             8,338
      96,703  LIBERTY STREET FUNDING CORPORATION                                     6.09            09/18/2007            96,505
     133,383  LIBERTY STREET FUNDING CORPORATION                                     6.25            09/27/2007           132,936
     250,093  LIQUID FUNDING LIMITED+++/-                                            5.33            06/11/2008           250,058
       3,335  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                              5.53            02/15/2008             3,334
       2,501  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                    5.61            01/02/2008             2,501
      83,364  METLIFE GLOBAL FUNDING I+++/-SS.                                       5.49            10/21/2008            83,263
      66,691  MONT BLANC CAPITAL CORPORATION                                         6.07            09/24/2007            66,497
       7,169  MORGAN STANLEY+/-                                                      5.48            11/09/2007             7,163
      50,019  MORGAN STANLEY+/-                                                      5.45            04/07/2008            50,019
     266,766  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $266,931)                                              5.58            09/04/2007           266,766

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    333,457  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $333,664)                                              5.58%           09/04/2007     $     333,457
      51,269  MORGAN STANLEY SERIES EXL+/-                                           5.69            09/15/2008            51,185
      83,364  NATEXIS BANQUES POPULAIRES+++/-                                        5.35            11/09/2007            83,378
      40,015  NORTH SEA FUNDING LLC++                                                5.40            09/10/2007            39,980
      63,023  NORTH SEA FUNDING LLC++                                                5.91            09/13/2007            62,941
      83,364  PARK AVENUE RECEIVABLES CORPORATION                                    6.06            09/11/2007            83,279
      73,361  PERRY GLOBAL FUNDING LLC SERIES A                                      6.21            09/11/2007            73,286
      59,355  PREMIUM ASSET TRUST+++/-                                               5.50            07/15/2008            59,408
     156,575  RACERS TRUST SERIES 2004-6-MM+++/-                                     5.55            02/22/2008           156,609
     148,388  SANTANDER CENTRAL HISPANO FINANCE SA                                   5.28            09/26/2007           147,912
      60,022  SEDNA FINANCE INCORPORATED SERIES MTN+++/-                             5.33            10/26/2007            60,021
      49,698  SHEFFIELD RECEIVABLES CORPORATION++                                    5.81            09/14/2007            49,626
     250,093  SHEFFIELD RECEIVABLES CORPORATION++                                    6.02            09/20/2007           249,510
      66,691  SLM CORPORATION+++/-                                                   5.54            05/12/2008            65,692
     133,383  STANFIELD VICTORIA FUNDING LLC+++/-                                    5.36            04/03/2008           133,412
      56,688  SURREY FUNDING CORPORATION                                             5.83            09/06/2007            56,671
      91,367  TASMAN FUNDING INCORPORATED++                                          5.29            09/28/2007            91,047
      40,015  TEMPUS FUNDING LLC++                                                   6.19            09/27/2007            39,881
       7,436  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.79            09/18/2007             7,421
      62,963  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   6.09            09/20/2007            62,817
      64,087  THE TRAVELERS INSURANCE COMPANY+/-                                     5.40            02/08/2008            64,086
      33,346  THREE RIVERS FUNDING CORPORATION                                       5.81            09/13/2007            33,302
     108,113  THUNDER BAY FUNDING INCORPORATED                                       6.05            09/25/2007           107,783
     333,457  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              5.57            08/01/2008           333,457
      48,478  TULIP FUNDING CORPORATION                                              6.12            09/21/2007            48,358
      83,364  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                     5.35            08/09/2008            83,385
      18,007  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.36            12/03/2007            18,010
       5,669  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.36            12/13/2007             5,654
      50,019  VERSAILLES CDS LLC                                                     5.31            09/07/2007            49,997
      34,179  VERSAILLES CDS LLC++                                                   5.40            09/24/2007            34,080
      83,364  VICTORIA FINANCE LLC+++/-                                              5.35            05/02/2008            83,364
      83,364  VICTORIA FINANCE LLC+++/-                                              5.47            08/07/2008            83,364
      18,160  WHISTLEJACKET CAPITAL LIMITED                                          5.32            09/28/2007            18,097
       5,002  WINDMILL FUNDING CORPORATION++                                         5.28            09/14/2007             4,995
         333  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                  5.36            10/19/2007               333
      66,691  YORKTOWN CAPITAL LLC++                                                 6.06            09/12/2007            66,613
      33,346  ZELA FINANCE CORPORATION                                               5.34            10/26/2007            33,092

                                                                                                                        9,691,892
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,691,892)                                                               9,691,892
                                                                                                                    -------------

SHARES
SHORT-TERM INVESTMENTS: 5.95%
   2,765,802  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              2,765,802
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,765,802)                                                                          2,765,802
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $57,042,785)*                                         120.37%                                                 $  55,909,065

OTHER ASSETS AND LIABILITIES, NET                           (20.37)                                                    (9,463,202)
                                                            ------                                                  -------------

TOTAL NET ASSETS                                            100.00%                                                 $  46,445,863
                                                            ------                                                  -------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

oo    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(I)   ILLIQUID SECURITY.

Y PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,765,802.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.48%
         N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                   $ 1,479,266,352

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,479,358,446)                                             1,479,266,352
                                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,479,358,446)*                      100.48%                                                               $ 1,479,266,352

OTHER ASSETS AND LIABILITIES, NET            (0.48)                                                                    (7,038,256)
                                            ------                                                                ---------------

TOTAL NET ASSETS                            100.00%                                                               $ 1,472,228,096
                                            ------                                                                ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


ULTRA SHORT-TERM INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

AGENCY SECURITIES: 5.68%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.52%
$         53,891  FHLMC #1B0128+/-                                                       7.53%      09/01/2031   $            54,367
         263,132  FHLMC #555243                                                          9.00       11/01/2016               280,993
         765,421  FHLMC #555427                                                          9.50       09/01/2020               854,828
         270,857  FHLMC #555490                                                          9.50       12/01/2016               288,031
       2,271,606  FHLMC #555519                                                          9.00       12/01/2016             2,437,947
         320,111  FHLMC #788792+/-                                                       7.39       01/01/2029               329,619
         485,854  FHLMC #789272+/-                                                       6.43       04/01/2032               491,491
          99,740  FHLMC #846990+/-                                                       7.31       10/01/2031               100,909
         657,214  FHLMC #884013                                                         10.50       05/01/2020               743,555
         557,980  FHLMC #A01734                                                          9.00       08/01/2018               598,110
         160,492  FHLMC #A01849                                                          9.50       05/01/2020               177,911
       1,452,761  FHLMC #C64637                                                          7.00       06/01/2031             1,502,684
       1,635,621  FHLMC #G01126                                                          9.50       12/01/2022             1,776,343
         476,302  FHLMC #G11150                                                          7.50       12/01/2011               485,927
         480,576  FHLMC #G11200                                                          8.00       01/01/2012               496,684
         576,290  FHLMC #G11229                                                          8.00       01/01/2013               591,152
         576,286  FHLMC #G11391                                                          7.50       06/01/2012               592,130
         349,025  FHLMC #G80118                                                         10.00       11/17/2021               397,656

                                                                                                                          12,200,337
                                                                                                                --------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 3.16%
       6,000,000  FNMA<<                                                                 5.38       04/03/2008             6,000,288
         560,966  FNMA #100001                                                           9.00       02/15/2020               611,477
         457,719  FNMA #100256                                                           9.00       10/15/2021               496,345
         276,129  FNMA #100259                                                           7.50       12/15/2009               280,130
         147,420  FNMA #190722                                                           9.50       03/01/2021               160,791
         628,591  FNMA #190909                                                           9.00       06/01/2024               690,007
         774,890  FNMA #252870                                                           7.00       11/01/2014               799,872
         451,015  FNMA #310010                                                           9.50       12/01/2020               503,351
       1,764,853  FNMA #323534<<                                                         9.00       12/01/2016             1,919,061
         846,366  FNMA #340181                                                           7.00       12/01/2010               863,131
         397,277  FNMA #344890                                                          10.25       09/01/2021               453,334
         169,210  FNMA #379046                                                           9.50       03/01/2010               170,091
         355,134  FNMA #392647                                                           9.00       10/01/2013               361,204
          22,213  FNMA #426817                                                          10.00       12/01/2009                23,046
         311,399  FNMA #458004                                                          10.00       03/20/2018               344,960
         320,489  FNMA #523850                                                          10.50       10/01/2014               348,382
       1,017,867  FNMA #535807<<                                                        10.50       04/01/2022             1,160,055
       1,041,900  FNMA #545117+/-                                                        7.32       12/01/2040             1,042,414
         786,861  FNMA #545131                                                           8.00       03/01/2013               796,415
         178,067  FNMA #545157                                                           8.50       11/01/2012               181,218
       1,562,774  FNMA #545325<<                                                         8.50       07/01/2017             1,658,165
         486,862  FNMA #545460+/-                                                        7.21       11/01/2031               492,944
       3,240,915  FNMA #598559<<                                                         6.50       08/01/2031             3,339,262
         102,546  FNMA #604060+/-                                                        7.40       09/01/2031               102,857
         318,414  FNMA #604689+/-                                                        6.78       10/01/2031               319,223
         272,898  FNMA #635070+/-                                                        7.05       05/01/2032               274,420
         484,414  FNMA #646643+/-                                                        7.21       06/01/2032               489,340
         499,166  FNMA #660508                                                           7.00       05/01/2013               513,524
         791,248  FNMA #724657+/-                                                        8.57       07/01/2033               804,113
         207,074  FNMA #8243                                                            10.00       01/01/2010               218,800

                                                                                                                          25,418,220
                                                                                                                --------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.00%
         149,883  GNMA #780253                                                           9.50       11/15/2017               161,989
         633,863  GNMA #780267<<                                                         9.00       11/15/2017               685,024
         553,683  GNMA #780664                                                          10.00       10/20/2017               626,307
       1,005,040  GNMA #781310<<                                                         8.00       01/15/2013             1,027,089


THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.


1

WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


ULTRA SHORT-TERM INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$      1,103,565  GNMA #781311<<                                                        7.50%      02/15/2013   $          1,127,887
       1,955,583  GNMA #781540<<                                                        7.00       05/15/2013              2,014,155
       2,282,519  GNMA #781614<<                                                        7.00       06/15/2033              2,397,758

                                                                                                                           8,040,209
                                                                                                                --------------------

TOTAL AGENCY SECURITIES (COST $44,357,541)                                                                                45,658,766
                                                                                                                --------------------

ASSET BACKED SECURITIES: 16.17%
       7,500,000  AMERICAN EXPRESS ISSUANCE TRUST SERIES 2005-2 CLASS A+/-               5.68       08/15/2013             7,390,910
      10,000,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                     5.93       03/15/2012             9,979,730
       4,160,683  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                  2003-5 CLASS 2M1+/-                                                    6.11       05/25/2033             3,849,986
       6,154,838  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS
                  A(I)                                                                   7.23       07/16/2028                 1,923
       4,906,358  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2007-S1 CLASS
                  A1A+/-                                                                 5.62       11/25/2036             4,862,156
         614,393  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-            5.90       02/15/2034               604,086
       2,365,230  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-           5.91       12/15/2033             2,306,686
       1,831,772  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-           5.84       02/15/2036             1,794,282
       7,867,590  DAIMLER CHRYSLER AUTO TRUST SERIES 2006-A CLASS A3                     5.00       05/08/2010             7,847,703
      37,070,524  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(I)++(C)(A)             0.83       09/29/2031               852,622
      47,005,851  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E(I)++(C)(A)            0.83       09/29/2031             1,081,135
       3,702,307  FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-                  5.53       05/20/2031             3,614,458
       6,710,296  FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                5.63       12/15/2009             6,709,965
       6,840,000  GRACECHURCH CARD PLC SERIES 7 CLASS A+/-                               5.63       11/16/2009             6,840,000
       2,309,972  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                      5.63       08/25/2035             2,304,337
      10,183,958  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                      6.21       02/25/2034             8,810,545
       8,200,000  HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                      6.16       03/25/2034             7,074,400
       9,073,169  MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-              6.19       10/25/2033             8,856,293
         214,359  PROVIDENT CBO I LIMITED SERIES 1A CLASS A1+/-++                        6.16       12/09/2010               214,359
         498,249  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                  CLASS AII+/-                                                           5.98       03/25/2032               494,022
         600,171  SOUTH STREET CBO LIMITED SERIES 2000-1 CLASS A2L+/-++                  5.83       05/30/2012               600,171
      11,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
                  M1+/-                                                                  6.26       10/25/2033            10,442,069
      13,997,693  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                  M1+/-                                                                  6.93       04/25/2033            12,936,071
       7,853,228  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2007-1 CLASS A2             5.29       05/20/2009             7,846,815
       6,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++          5.63       01/23/2011             5,919,375
       7,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++          5.57       06/23/2012             6,811,875

TOTAL ASSET BACKED SECURITIES (COST $143,884,475)                                                                        130,045,974
                                                                                                                --------------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 24.52%
       7,642,275  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                         6.19       10/25/2033             6,319,983
       5,058,093  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2         5.50       10/25/2034             5,044,500
      37,285,294  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2001-PB1 CLASS XP+/-++(C)                                              1.78       05/11/2035             1,560,445
       9,616,821  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                 6.16       03/25/2034             8,794,036
       4,115,863  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-         5.24       12/25/2035             4,080,025
         390,621  CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7 CLASS
                  A+/-(I)                                                                8.00       03/25/2022               389,001
         388,151  COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z             8.00       09/20/2021               386,803
       2,866,700  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-       5.57       11/25/2036             2,863,749
       1,096,212  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                 6.00       02/25/2017             1,103,270
       3,111,706  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES 2006-HYB1
                  CLASS 2A2A+/-                                                          5.54       03/20/2036             3,096,329
       1,301,366  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                  2001-HYB1 CLASS 1A1+/-                                                 6.89       06/19/2031             1,298,093
         693,846  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                  2001-HYB1 CLASS 2A1+/-                                                 6.91       06/19/2031               691,790
         612,817  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                  2004-20 CLASS 3A1+/-                                                   7.41       09/25/2034               626,904
      81,000,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CF2 CLASS ACP+/-++(C)                                      1.17       02/15/2034               540,975
     115,383,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CK1 CLASS ACP+/-++(C)                                      1.03       12/18/2035               582,950



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.


2




WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


ULTRA SHORT-TERM INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    100,000,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CK6 CLASS ACP+/-(C)                                        0.93%      08/15/2036   $         1,127,040
      90,200,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CKN5 CLASS ACP+/-++(C)                                     1.94       09/15/2034             1,972,692
         538,528  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(I)        6.95       01/25/2022               525,526
          94,067  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-          6.79       02/20/2021                93,784
       1,213,506  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-               6.07       09/25/2033             1,197,155
       1,683,270  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6          9.50       02/25/2042             1,820,161
       1,359,953  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                             9.50       06/25/2030             1,436,958
       3,696,583  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                            9.50       12/25/2041             3,943,915
       3,085,369  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                            9.50       08/25/2041             3,290,011
       6,754,859  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                          6.40       07/25/2041             6,799,633
       3,933,707  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                             9.50       11/25/2031             4,185,399
         320,173  FNMA SERIES 1988-4 CLASS Z                                             9.25       03/25/2018               343,658
         458,579  FNMA SERIES 1988-5 CLASS Z                                             9.20       03/25/2018               479,184
         196,658  FNMA SERIES 1988-9 CLASS Z                                             9.45       04/25/2018               214,021
         730,130  FNMA SERIES 1989-30 CLASS Z                                            9.50       06/25/2019               784,787
         166,617  FNMA SERIES 1989-49 CLASS E                                            9.30       08/25/2019               177,275
         159,707  FNMA SERIES 1990-111 CLASS Z                                           8.75       09/25/2020               166,796
         364,939  FNMA SERIES 1990-119 CLASS J                                           9.00       10/25/2020               393,393
         195,167  FNMA SERIES 1990-124 CLASS Z                                           9.00       10/25/2020               212,833
         757,153  FNMA SERIES 1990-21 CLASS Z                                            9.00       03/25/2020               819,401
         419,895  FNMA SERIES 1990-27 CLASS Z                                            9.00       03/25/2020               454,409
         216,943  FNMA SERIES 1990-30 CLASS D                                            9.75       03/25/2020               239,384
         993,499  FNMA SERIES 1991-132 CLASS Z                                           8.00       10/25/2021             1,059,953
         361,123  FNMA SERIES 1992-71 CLASS X                                            8.25       05/25/2022               380,930
       2,463,693  FNMA SERIES 2003-W19 CLASS 1A4                                         4.78       11/25/2033             2,445,420
       2,068,699  FNMA SERIES G-22 CLASS ZT                                              8.00       12/25/2016             2,192,383
       2,708,294  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                             6.35       05/25/2042             2,733,531
         249,297  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                            8.04       06/25/2033               251,449
       8,397,102  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                             6.26       08/25/2042             8,470,434
     140,073,600  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1
                  CLASS X2+/-++(C)                                                       0.95       05/15/2033               872,364
     181,365,889  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                  CLASS X2+/-++(C)                                                       1.33       08/11/2033             1,933,959
     131,400,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2001-C2 CLASS X2+/-++(C)                                               0.95       04/15/2034               860,355
      10,000,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2006-HE4 CLASS A1+/-       5.39       12/25/2036             9,834,611
       5,831,196  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                 5.91       06/25/2034             5,767,484
       4,698,661  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                 6.26       06/25/2034             4,718,807
       4,572,931  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++              5.86       01/25/2036             4,508,466
       5,380,648  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++              5.91       04/25/2036             5,365,048
       2,849,213  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                     6.71       04/25/2032             2,849,141
         334,832  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-               5.68       06/25/2024               333,852
     193,658,603  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS
                  AX1+/-(C)                                                              0.80       01/25/2035               938,034
     107,906,749  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
                  AX1+/-(C)                                                              0.80       11/25/2034               387,790
       2,539,731  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-            5.57       10/25/2036             2,526,084
     248,861,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CIB2 CLASS X2+/-++(C)                                      1.00       04/15/2035             2,016,247
       4,231,134  JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                    4.90       04/25/2035             4,176,429
       4,617,817  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                   5.11       06/25/2035             4,576,561
       3,862,896  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                    5.37       08/25/2035             3,830,045
       4,154,100  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                  1A1+/-++                                                               4.95       09/28/2044             4,102,174
           1,685  MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2+/-(I)                  0.00       04/20/2021                   816
         412,873  OAKWOOD MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A5         7.35       04/15/2027               411,919
       3,245,602  OPTEUM MORTGAGE ACCEPTANCE CORPORATION SERIES 2005-5 CLASS
                  2A1A+/-                                                                5.47       12/25/2035             3,239,975
          62,255  PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-           7.38       04/25/2018                61,995
          18,222  RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-++             5.57       04/26/2021                18,127
      11,757,330  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                     6.75       09/10/2035            11,897,676
       7,524,691  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/-++                     6.95       09/10/2035             7,751,087
         355,375  SACO I TRUST SERIES 2005-2 CLASS A+/-++                                5.71       04/25/2035               349,448
         987,214  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS
                  A+/-                                                                   7.12       11/25/2020               983,843
       7,060,311  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                  2001-4 CLASS A1                                                        9.22       10/25/2024             7,532,998
       1,116,015  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                  2001-4 CLASS A2                                                        9.65       10/25/2024             1,142,467
         448,068  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-       6.03       02/25/2028               417,696


THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



3



WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


ULTRA SHORT-TERM INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$      4,321,084  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1 CLASS
                  A+/-++                                                                 8.74%      04/15/2027   $         4,311,401
       5,723,880  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                  A+/-++                                                                 8.52       07/15/2027             5,711,010
         486,182  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                    5.99       12/25/2034               485,710
       1,665,436  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-            4.38       12/25/2032             1,658,255
       2,862,428  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-             3.07       08/25/2033             2,837,119
         585,432  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-(I)              7.02       08/25/2032               583,412
         516,111  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-(I)              7.02       08/25/2032               514,330
       2,159,560  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-(I)           6.98       12/28/2037             2,152,924

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $199,539,273)                                                            197,250,027
                                                                                                                --------------------

CORPORATE BONDS & NOTES: 34.22%

AMUSEMENT & RECREATION SERVICES: 0.27%
       2,200,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                    6.55       12/01/2010             2,200,000
                                                                                                                --------------------

APPAREL & ACCESSORY STORES: 0.49%
       2,000,000  GAP INCORPORATED                                                       6.90       09/15/2007             2,002,996
       1,935,000  MAY DEPARTMENT STORES COMPANY                                          5.95       11/01/2008             1,932,850

                                                                                                                           3,935,846
                                                                                                                --------------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.48%
       2,405,000  DR HORTON INCORPORATED<<                                               7.50       12/01/2007             2,397,821
       1,445,000  K HOVNANIAN ENTERPRISES<<                                             10.50       10/01/2007             1,439,581

                                                                                                                           3,837,402
                                                                                                                --------------------

COMMUNICATIONS: 2.50%
       1,935,000  ALAMOSA DELAWARE INCORPORATED                                          8.50       01/31/2012             2,018,954
       4,000,000  COMCAST MO OF DELAWARE LLC                                             9.00       09/01/2008             4,125,920
       2,000,000  COX COMMUNICATIONS INCORPORATED+/-                                     5.91       12/14/2007             1,999,838
       3,390,000  ECHOSTAR DBS CORPORATION                                               5.75       10/01/2008             3,368,813
       1,500,000  QWEST CORPORATION+/-                                                   8.60       06/15/2013             1,582,500
       5,000,000  SBC COMMUNICATIONS INCORPORATED+/-                                     5.79       11/14/2008             5,008,450
       2,000,000  SPRINT CAPITAL CORPORATION                                             6.13       11/15/2008             2,010,120

                                                                                                                          20,114,595
                                                                                                                --------------------

COMPUTER HARDWARE: 0.65%
       5,300,000  IBM CORPORATION SERIES MTN                                             3.80       02/01/2008             5,261,798
                                                                                                                --------------------

DEPOSITORY INSTITUTIONS: 4.79%
       5,000,000  ALLFIRST PREFERRED CAPITAL TRUST+/-                                    6.86       07/15/2029             4,733,595
       7,500,000  CENTRAL FIDELITY CAPITAL I SERIES A+/-                                 6.36       04/15/2027             7,102,013
       1,818,150  FIFTH THIRD BANK SERIES BKNT                                           2.87       08/10/2009             1,775,605
       2,000,000  HUNTINGTON CAPITAL TRUST I+/-                                          6.06       02/01/2027             1,754,560
       3,750,000  M&I MARSHALL & ILSLEY BANK SERIES BN+/-                                5.63       12/04/2012             3,750,356
       1,145,000  M&T BANK CORPORATION+/-++                                              3.85       04/01/2013             1,137,355
       7,305,000  NTC CAPITAL TRUST II SERIES B+/-                                       5.95       04/15/2027             6,459,797
       1,900,000  PNC FUNDING CORPORATION+/-                                             5.50       01/31/2012             1,869,568
       4,500,000  SUNTRUST CAPITAL III+/-                                                6.00       03/15/2028             4,042,400
       6,000,000  WACHOVIA BANK NATIONAL SERIES BKNT                                     4.38       08/15/2008             5,909,130

                                                                                                                          38,534,379
                                                                                                                --------------------

ELECTRIC, GAS & SANITARY SERVICES: 5.15%
       4,800,000  ENTERGY GULF STATES INCORPORATED+/-                                    5.76       12/01/2009             4,755,230
       2,890,000  ENTERGY GULF STATES INCORPORATED                                       5.12       08/01/2010             2,852,653
       4,000,000  FAR WEST WATER & SEWER INCORPORATED++                                  8.35       12/27/2007             3,998,000
       7,745,000  GEORGIA POWER CAPITAL TRUST VI+/-                                      4.88       11/01/2042             7,748,524
       3,910,000  IPALCO ENTERPRISES INCORPORATED                                        8.38       11/14/2008             3,958,875



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



4




WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


ULTRA SHORT-TERM INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

ELECTRIC, GAS & SANITARY SERVICES (continued)
$      5,805,000  NISOURCE CAPITAL MARKETS INCORPORATEDSS.                               6.78%      12/01/2027   $         5,836,144
       5,000,000  PSEG FUNDING TRUST                                                     5.38       11/16/2007             4,996,315
       7,275,000  TXU ELECTRIC DELIVERY COMPANY                                          5.00       09/01/2007             7,275,000

                                                                                                                          41,420,741
                                                                                                                --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.45%
       5,000,000  DOMINION RESOURCES INCORPORATED SERIES D+/-<<                          5.66       09/28/2007             4,999,495
       6,750,000  NATIONAL SEMICONDUCTOR CORPORATION+/-                                  5.61       06/15/2010             6,688,744

                                                                                                                          11,688,239
                                                                                                                --------------------

FOOD & KINDRED PRODUCTS: 2.28%
       7,745,000  DIAGEO CAPITAL PLC                                                     3.50       11/19/2007             7,706,624
       4,835,000  GENERAL MILLS INCORPORATED+/-                                          5.49       01/22/2010             4,816,704
       2,900,000  HJ HEINZ COMPANY++                                                     6.43       12/01/2008             2,930,624
       2,905,000  KRAFT FOODS INCORPORATED                                               4.00       10/01/2008             2,855,560

                                                                                                                          18,309,512
                                                                                                                --------------------

FOOD STORES: 0.94%
       3,000,000  FRED MEYER INCORPORATED                                                7.45       03/01/2008             3,023,469
       4,500,000  SAFEWAY INCORPORATED                                                   7.00       09/15/2007             4,499,915

                                                                                                                           7,523,384
                                                                                                                --------------------

GENERAL MERCHANDISE STORES: 0.36%
       2,900,000  CVS CAREMARK CORPORATION+/-                                            5.66       06/01/2010             2,887,434
                                                                                                                --------------------

HOLDING & OTHER INVESTMENT OFFICES: 1.08%
       8,725,000  CORE INVESTMENT GRADE TRUST+/-                                         4.64       11/30/2007             8,697,691
                                                                                                                --------------------

INSURANCE CARRIERS: 1.56%
       9,000,000  HSB CAPITAL I SERIES B+/-                                              6.27       07/15/2027             8,666,226
       3,875,000  UNUMPROVIDENT CORPORATION                                              5.86       05/15/2009             3,917,315

                                                                                                                          12,583,541
                                                                                                                --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS:   0.62%
       4,840,000  XEROX CORPORATION                                                      7.13       06/15/2010             5,000,611
                                                                                                                --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 3.75%
       4,840,000  COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN+/-                        5.60       04/30/2008             4,648,147
       3,390,000  DISCOVER FINANCIAL SERVICES+/-++                                       5.89       06/11/2010             3,391,251
       3,870,000  GMAC LLC                                                               5.85       01/14/2009             3,676,299
       6,275,000  HSBC FINANCE CORPORATION                                               5.84       02/15/2008             6,295,733
       8,000,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                            5.87       07/31/2008             8,061,864
       4,825,000  RESIDENTIAL CAPITAL CORPORATION+/-<<                                   6.66       11/21/2008             4,053,000

                                                                                                                          30,126,294
                                                                                                                --------------------

OIL & GAS EXTRACTION: 1.11%
       3,870,000  ANADARKO PETROLEUM CORPORATION+/-                                      5.76       09/15/2009             3,848,162
       5,000,000  BAKER HUGHES INCORPORATED                                              6.00       02/15/2009             5,069,295

                                                                                                                           8,917,457
                                                                                                                --------------------

PAPER & ALLIED PRODUCTS: 0.12%
       1,000,000  INTERNATIONAL PAPER COMPANY                                            6.50       11/15/2007             1,000,139
                                                                                                                --------------------



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.


5


WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


ULTRA SHORT-TERM INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.86%
$      5,000,000  GANNETT COMPANY+/-                                                     5.71%      05/26/2009   $         4,987,690
       1,930,000  THE E. W. SCRIPPS COMPANY                                              3.75       02/15/2008             1,910,798

                                                                                                                           6,898,488
                                                                                                                --------------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 2.78%
       2,900,000  CHELSEA GCA REALTY PARTNERSHIP LP                                      7.25       10/21/2007             2,903,787
       4,840,000  DUKE REALTY LP                                                         3.35       01/15/2008             4,787,607
       3,544,000  EQUITY ONE INCORPORATED                                                3.88       04/15/2009             3,453,564
       2,501,000  HRPT PROPERTIES TRUST+/-                                               5.96       03/16/2011             2,500,252
       3,850,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                  5.69       07/11/2011             3,840,818
       5,000,000  ISTAR FINANCIAL INCORPORATED+/-                                        5.91       03/16/2009             4,853,760

                                                                                                                          22,339,788
                                                                                                                --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.94%
       7,700,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN1+/-                   5.43       03/23/2009             7,540,040
                                                                                                                --------------------

TRANSPORTATION EQUIPMENT: 1.44%
       7,745,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                   5.71       03/13/2009             7,722,733
       3,900,000  JOHNSON CONTROLS INCORPORATED+/-                                       5.59       01/17/2008             3,901,997

                                                                                                                          11,624,730
                                                                                                                --------------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.60%
       4,835,000  CARDINAL HEALTH INCORPORATED+/-++                                      5.61       10/02/2009             4,838,737
                                                                                                                --------------------

TOTAL CORPORATE BONDS & NOTES (COST $279,414,467)                                                                        275,280,846
                                                                                                                --------------------

FOREIGN CORPORATE BONDS: 4.63%
       6,000,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                              3.88       07/22/2008             5,921,232
         760,000  PEMEX FINANCE LIMITED                                                  9.69       08/15/2009               790,400
       2,900,000  SABMILLER PLC+/-++                                                     5.66       07/01/2009             2,905,786
       2,000,000  TELECOM ITALIA CAPITAL+/-                                              5.84       02/01/2011             1,991,878
       4,840,000  TELEFONOS DE MEXICO SA                                                 4.50       11/19/2008             4,796,440
       8,000,000  TRANSOCEAN INCORPORATED+/-                                             5.56       09/05/2008             7,999,032
       6,770,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                          6.50       12/15/2008             6,842,568
       6,000,000  YORKSHIRE POWER FINANCE SERIES B                                       6.50       02/25/2008             6,045,150

TOTAL FOREIGN CORPORATE BONDS@ (COST $37,302,885)                                                                         37,292,486
                                                                                                                --------------------

MUNICIPAL BONDS & NOTES: 4.00%

CALIFORNIA: 1.36%
       2,900,000  ANAHEIM CA PUBLIC IMPROVEMENTS PROJECT PREREFUNDED SERIES B
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)SS.                            7.38       09/01/2020             2,958,000
       8,000,000  SACRAMENTO COUNTY CA PENSION FUNDING SERIES C-1 (OTHER
                  REVENUE, MBIA INSURED)                                                 6.50       07/10/2030             8,000,000

                                                                                                                        10,958,000
                                                                                                              --------------------

ILLINOIS: 0.11%
         895,000  PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)^                            5.43       12/01/2008               832,493
                                                                                                              --------------------

IOWA: 0.36%
         920,000  CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E
                  (TAX INCREMENTAL REVENUE)                                              5.60       06/01/2008               920,773
       1,345,000  CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E
                  (TAX INCREMENTAL REVENUE)                                              5.39       06/01/2009             1,346,345




THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.


6



WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


ULTRA SHORT-TERM INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

IOWA (continued)
$        625,000  CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E
                  (TAX INCREMENTAL REVENUE)                                              5.34%      06/01/2010   $           625,356

                                                                                                                           2,892,474
                                                                                                                --------------------

LOUISIANA: 0.12%
         954,482  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                  (OTHER REVENUE LOC)                                                    6.36       05/15/2025               955,446
                                                                                                                --------------------

MASSACHUSETTS: 1.36%
       7,850,000  BOSTON UNIVERSITY MASSACHUSETTS (COLLEGE & UNIVERSITY
                  REVENUE, GO OF INSTITUTION)+/-SS.                                      6.20       10/01/2019             7,850,000
       3,000,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, MBIA INSURED)                                      7.04       10/01/2028             3,089,040

NEW JERSEY: 0.48%
       3,870,000  BAYONNE NJ REDEVELOPMENT AGENCY (OTHER REVENUE)                        5.59       04/11/2009             3,881,765
                                                                                                              --------------------

NEW YORK: 0.21%
       1,700,000  NEW YORK STATE DORMITORY AUTHORITY (HCFR)                              3.45       02/15/2008             1,688,508
                                                                                                              --------------------

TOTAL MUNICIPAL BONDS & NOTES (COST $32,176,654)                                                                        32,147,726
                                                                                                              --------------------

TERM LOANS: 0.27%
       2,285,714  AVIS BUDGET CAR RENTAL LLC TERM LOAN B                                 6.61       04/19/2012             2,186,949

TOTAL TERM LOANS (COST $2,280,923)                                                                                         2,186,949
                                                                                                                --------------------

COLLATERAL FOR SECURITIES LENDING: 3.95%

COLLATERAL INVESTED IN OTHER ASSETS: 3.95%
         109,225  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                               5.59       11/21/2007               109,228
           1,201  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.48       01/18/2008                 1,201
          10,922  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                     5.46       09/27/2007                10,922
         436,900  AMSTERDAM FUNDING CORPORATION                                          6.16       09/18/2007               436,008
         253,948  ATLAS CAPITAL FUNDING CORPORATION++                                    5.32       09/13/2007               253,615
         436,900  ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.50       04/25/2008               436,825
         273,062  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.10       10/25/2007               273,073
         273,062  ATOMIUM FUNDING CORPORATION++                                          5.89       09/19/2007               272,464
         546,125  BASF FINANCE EUROPE NV+/-++                                            5.35       09/19/2008               545,961
          56,251  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.96       09/27/2007                56,231
         273,062  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.46       10/05/2007               273,062
         546,125  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                  AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $546,461)              5.55       09/04/2007               546,125
       1,092,249  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                  102% COLLATERALIZED (MATURITY VALUE $1,092,929)                        5.60       09/04/2007             1,092,249
         527,010  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                      5.50       10/03/2007               526,799
         327,675  BNP PARIBAS+/-                                                         5.33       05/07/2008               327,232
       1,092,249  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,092,926)                                            5.58       09/04/2007             1,092,249
         436,900  BRYANT PARK FUNDING LLC++                                              6.12       09/19/2007               435,943
         327,675  BUCKINGHAM III CDO                                                     5.34       09/17/2007               327,052
         273,062  CEDAR SPRINGS CAPITAL COMPANY                                          5.37       09/07/2007               272,942
          95,124  CHARIOT FUNDING LLC++                                                  5.89       09/25/2007                94,833
         311,291  CHEYNE FINANCE LLC+/-++                                                5.05       02/25/2008               295,739
         109,225  CIT GROUP INCORPORATED+/-                                              5.43       12/19/2007               108,004
       3,003,685  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $3,005,547)                                            5.58       09/04/2007             3,003,685
          87,380  CLIPPER RECEIVABLES CORPORATION                                        6.15       09/19/2007                87,189
         249,579  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                        5.45       09/04/2007               249,579



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.


7



WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


ULTRA SHORT-TERM INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        245,756  CREDIT AGRICOLE SA                                                     5.34%      02/25/2008   $           245,621
          25,013  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-            5.73       10/29/2007                25,030
       2,448,493  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED
                  (MATURITY VALUE $2,450,016)                                            5.60       09/04/2007             2,448,493
         655,349  CULLINAN FINANCE CORPORATION                                           5.31       09/04/2007               655,349
         273,062  CULLINAN FINANCE CORPORATION+/-++                                      5.45       08/04/2008               272,978
         283,985  DEER VALLEY FUNDING LLC++                                              5.39       09/12/2007               283,653
         273,062  DEER VALLEY FUNDING LLC++                                              5.89       09/14/2007               272,664
         382,287  EBBETS FUNDING LLC                                                     6.23       09/25/2007               381,117
         382,287  FALCON ASSET SECURITIZATION CORPORATION++                              5.30       09/14/2007               381,729
         163,837  FALCON ASSET SECURITIZATION CORPORATION                                5.37       11/06/2007               162,335
          10,922  FIVE FINANCE INCORPORATED+/-++                                         5.33       09/13/2007                10,922
         109,225  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.40       10/31/2007               108,318
         174,760  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.67       06/16/2008               174,760
         218,450  HARRIER FINANCE FUNDING LLC                                            6.12       09/05/2007               218,417
         382,287  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.66       08/16/2008               382,287
       1,072,589  K2 (USA) LLC                                                           6.14       10/05/2007             1,067,751
         393,210  KESTREL FUNDING US LLC+/-++                                            5.48       02/25/2008               393,194
          54,612  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          6.30       09/05/2007                54,604
         163,837  LEXINGTON PARKER CAPITAL CORPORATION                                   5.78       09/13/2007               163,623
          27,306  LIBERTY LIGHT US CAPITAL+/-++                                          5.09       11/21/2007                27,313
         316,752  LIBERTY STREET FUNDING CORPORATION                                     6.09       09/18/2007               316,106
         436,900  LIBERTY STREET FUNDING CORPORATION                                     6.25       09/27/2007               435,436
         819,187  LIQUID FUNDING LIMITED+/-++                                            5.33       06/11/2008               819,072
          10,922  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                              5.53       02/15/2008                10,922
           8,192  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                    5.61       01/02/2008                 8,192
         273,062  METLIFE GLOBAL FUNDING I+/-++ss.                                       5.49       10/21/2008               272,732
         218,450  MONT BLANC CAPITAL CORPORATION                                         6.07       09/24/2007               217,812
          23,483  MORGAN STANLEY+/-                                                      5.48       11/09/2007                23,463
         163,837  MORGAN STANLEY+/-                                                      5.45       04/07/2008               163,837
       1,092,249  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $1,092,926)                                            5.58       09/04/2007             1,092,249
         873,799  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  (MATURITY VALUE $874,341)                                              5.58       09/04/2007               873,799
         167,933  MORGAN STANLEY SERIES EXL+/-                                           5.69       09/15/2008               167,658
         273,062  NATEXIS BANQUES POPULAIRES+/-++                                        5.35       11/09/2007               273,106
         131,070  NORTH SEA FUNDING LLC++                                                5.40       09/10/2007               130,956
         206,435  NORTH SEA FUNDING LLC++                                                5.91       09/13/2007               206,165
         273,062  PARK AVENUE RECEIVABLES CORPORATION                                    6.06       09/11/2007               272,784
         240,295  PERRY GLOBAL FUNDING LLC SERIES A                                      6.21       09/11/2007               240,050
         194,420  PREMIUM ASSET TRUST+/-++                                               5.50       07/15/2008               194,591
         512,866  RACERS TRUST SERIES 2004-6-MM+/-++                                     5.55       02/22/2008               512,979
         486,051  SANTANDER CENTRAL HISPANO FINANCE SA                                   5.28       09/26/2007               484,491
         196,605  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                             5.33       10/26/2007               196,601
         162,789  SHEFFIELD RECEIVABLES CORPORATION++                                    5.81       09/14/2007               162,551
         819,187  SHEFFIELD RECEIVABLES CORPORATION++                                    6.02       09/20/2007               817,278
         218,450  SLM CORPORATION+/-++                                                   5.54       05/12/2008               215,175
         436,900  STANFIELD VICTORIA FUNDING LLC+/-++                                    5.36       04/03/2008               436,996
         185,682  SURREY FUNDING CORPORATION                                             5.83       09/06/2007               185,629
         299,276  TASMAN FUNDING INCORPORATED++                                          5.29       09/28/2007               298,229
         131,070  TEMPUS FUNDING LLC++                                                   6.19       09/27/2007               130,631
          24,357  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.79       09/18/2007                24,307
         206,238  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   6.09       09/20/2007               205,758
         209,919  THE TRAVELERS INSURANCE COMPANY+/-                                     5.40       02/08/2008               209,915
         109,225  THREE RIVERS FUNDING CORPORATION                                       5.81       09/13/2007               109,082
         354,129  THUNDER BAY FUNDING INCORPORATED                                       6.05       09/25/2007               353,045
       1,092,249  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              5.57       08/01/2008             1,092,249
         158,791  TULIP FUNDING CORPORATION                                              6.12       09/21/2007               158,397
         273,062  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.35       08/09/2008               273,131
          58,981  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.36       12/03/2007                58,994
          18,568  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.36       12/13/2007                18,521
         163,837  VERSAILLES CDS LLC                                                     5.31       09/07/2007               163,765
         111,956  VERSAILLES CDS LLC++                                                   5.40       09/24/2007               111,629



THE PORTFOLIO OF INVESTMENTS  SHOULD BE READ IN  CONJUNCTION  WITH THE FINANCIAL
STATEMENTS  AND NOTES TO FINANCIAL  STATEMENTS  WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT AND SEMI-ANNUAL  REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION  ABOUT THE FUND'S  SECURITY  VALUATION  POLICIES  AND ABOUT  CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.



8




WELLS FARGO ADVANTAGE INCOME FUNDS                                           PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


ULTRA SHORT-TERM INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------



PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE

COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        273,062  VICTORIA FINANCE LLC+/-++                                              5.35%      05/02/2008   $           273,062
         273,062  VICTORIA FINANCE LLC+/-++                                              5.47       08/07/2008               273,062
          59,484  WHISTLEJACKET CAPITAL LIMITED                                          5.32       09/28/2007                59,276
          16,384  WINDMILL FUNDING CORPORATION++                                         5.28       09/14/2007                16,360
           1,092  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                  5.36       10/19/2007                 1,092
         218,450  YORKTOWN CAPITAL LLC++                                                 6.06       09/12/2007               218,194
         109,225  ZELA FINANCE CORPORATION                                               5.34       10/26/2007               108,398

                                                                                                                          31,746,095
                                                                                                                --------------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $31,746,095)                                                                31,746,095
                                                                                                                --------------------
SHARES

SHORT-TERM INVESTMENTS: 10.96%
      87,762,456  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             87,762,456
                                                                                                                --------------------
PRINCIPAL

US TREASURY BILLS: 0.05%
$        400,000  US TREASURY BILL^#                                                     4.83       10/25/2007               397,743
                                                                                                                --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $88,159,750)                                                                           88,160,199
                                                                                                                --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $858,862,063)*                                     104.40%                                               $         839,769,068

OTHER ASSETS AND LIABILITIES, NET                         (4.40)                                                        (35,415,746)
                                                       --------                                                 --------------------

TOTAL NET ASSETS                                         100.00%                                               $         804,353,322
                                                       --------                                                 --------------------




+/- VARIABLE RATE INVESTMENTS.
<< ALL OR A PORTION OF THIS SECURITY IS ON LOAN.
(I)ILLIQUID SECURITY.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED  INSTITUTIONAL BUYERS" UNDER RULE
   144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
(C)INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.
(A)SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.
SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE
    MATURITY.
@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.
~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++ SECURITY  OF AN  AFFILIATE  OF THE FUND  WITH A COST OF  $87,762,456.
^  ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
#  SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 12.87%
$    500,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                     5.93%           03/15/2012     $     498,987
     562,254  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
              2003-5 CLASS 2M1+/-                                                    6.11            05/25/2033           520,273
      58,995  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-            5.90            02/15/2034            58,005
      90,738  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-           5.91            12/15/2033            88,492
     295,035  DAIMLERCHRYSLER AUTO TRUST SERIES 2006-A CLASS A3                      5.00            05/08/2010           294,289
     168,287  FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-                  5.53            05/20/2031           164,294
     184,857  FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                5.63            12/15/2009           184,848
     225,000  GRACECHURCH CARD PLC SERIES 7 CLASS A+/-                               5.34            11/16/2009           225,000
      89,293  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                      5.63            08/25/2035            89,075
      19,083  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
              CLASS AII+/-                                                           5.98            03/25/2032            18,922
     933,180  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
              M1+/-                                                                  6.93            04/25/2033           862,405
     259,134  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2007-1 CLASS A2             5.29            05/20/2009           258,922
     200,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++          5.57            06/23/2012           194,625

TOTAL ASSET BACKED SECURITIES (COST $3,585,349)                                                                         3,458,137
                                                                                                                    -------------
AGENCY SECURITIES: 13.22%

FEDERAL HOME LOAN BANK: 0.48%
     130,000  FHLB                                                                   3.38            10/05/2007           129,785
                                                                                                                    -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.90%
     245,048  FHLMC #555514                                                          9.00            10/01/2019           265,600
     319,610  FHLMC #555519                                                          9.00            12/01/2016           343,014
      31,847  FHLMC #786823+/-                                                       7.38            07/01/2029            32,449
      51,251  FHLMC #788792+/-                                                       7.35            01/01/2029            52,773
      26,992  FHLMC #789272+/-                                                       7.32            04/01/2032            27,305
      33,584  FHLMC #789483+/-                                                       7.24            06/01/2032            33,929
         909  FHLMC #865456+/-                                                       5.87            07/01/2010               903
      61,700  FHLMC #A01734                                                          9.00            08/01/2018            66,137
     221,353  FHLMC #G10747                                                          7.50            10/01/2012           227,519
     113,707  FHLMC #G11209                                                          7.50            12/01/2011           116,433
     146,368  FHLMC #G11391                                                          7.50            06/01/2012           150,392

                                                                                                                        1,316,454
                                                                                                                    -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 6.38%
     300,000  FNMA<<                                                                 5.38            04/03/2008           300,014
     180,000  FNMA                                                                   4.00            06/23/2008           178,563
     236,849  FNMA #100255                                                           8.33            07/15/2020           257,120
      98,317  FNMA #100259                                                           7.50            12/15/2009            99,741
      21,581  FNMA #149167                                                          10.50            08/01/2020            24,696
      61,573  FNMA #365418+/-                                                        6.51            01/01/2023            61,780
      35,922  FNMA #372179                                                          11.00            04/01/2012            38,944
      70,507  FNMA #545460+/-                                                        7.21            11/01/2031            71,388
      31,279  FNMA #675491+/-                                                        8.17            04/01/2033            31,730
     651,000  FNMA SERIES 1                                                          4.25            09/15/2007           650,781

                                                                                                                        1,714,757
                                                                                                                    -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.46%
     121,604  GNMA #781540                                                           7.00            05/15/2013           125,247
     253,613  GNMA #781614                                                           7.00            06/15/2033           266,418

                                                                                                                          391,665
                                                                                                                    -------------

TOTAL AGENCY SECURITIES (COST $3,474,306)                                                                               3,552,661
                                                                                                                    -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 29.87%

     878,422  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                         6.19            10/25/2033           726,435
     231,069  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2         5.50            10/25/2034           230,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     14,639  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-         7.47%           10/20/2032     $      14,697
     999,981  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                 6.16            03/25/2034           914,426
     136,400  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-         5.24            12/25/2035           135,212
      92,474  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-       5.57            11/25/2036            92,379
     133,359  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES 2006-HYB1
              CLASS 2A2A+/-                                                          5.54            03/20/2036           132,700
      44,534  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
              2001-HYB1 CLASS 2A1+/-                                                 6.89            06/19/2031            44,402
      23,513  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
              2004-20 CLASS 3A1+/-                                                   7.40            09/25/2034            24,054
     100,040  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(I)        6.94            01/25/2022            97,625
      78,284  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-(I)       6.63            02/20/2021            78,048
      49,734  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-               6.07            09/25/2033            49,064
     420,817  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6          9.50            02/25/2042           455,040
     371,985  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                             9.50            11/25/2031           395,786
     218,701  FNMA SERIES 1990-77 CLASS D                                            9.00            06/25/2020           232,121
      82,123  FNMA SERIES 2003-W19 CLASS 1A4                                         4.78            11/25/2033            81,514
     261,823  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                             6.52            05/25/2042           264,263
      26,014  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                            8.04            06/25/2033            26,238
     112,022  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                            6.30            08/25/2042           112,876
     399,862  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                             6.45            08/25/2042           403,354
     208,248  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-++                   8.00            09/19/2027           220,216
     218,699  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                 5.91            06/25/2034           216,309
     165,213  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                 6.48            06/25/2034           165,921
     170,814  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++              5.91            04/25/2036           170,319
     142,461  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                     6.71            04/25/2032           142,457
     121,804  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-               5.85            06/25/2024           121,369
   4,173,207  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
              AX1+/-(C)                                                              0.80            11/25/2034            14,997
      85,459  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-            5.57            10/25/2036            85,000
     321,908  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                    5.37            08/25/2035           319,170
     203,429  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
              1A1+/-++                                                               4.94            09/28/2044           200,886
      82,178  MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                      6.18            10/25/2032            81,807
     940,586  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                     6.75            09/10/2035           951,814
     223,865  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS
              A+/-                                                                   7.11            11/25/2020           223,101
     190,281  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
              A+/-++                                                                 8.51            07/15/2027           189,853
      18,435  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                    5.99            12/25/2034            18,417
  10,000,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
              IO3+/-++(C)                                                            1.58            11/15/2034            24,586
      54,784  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-            4.38            12/25/2032            54,548
     110,347  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-             3.07            08/25/2033           109,371
     206,463  WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-                 6.98            12/28/2037           205,828

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,258,026)                                                             8,026,651
                                                                                                                    -------------
CORPORATE BONDS & NOTES: 25.68%

APPAREL & ACCESSORY STORES: 0.24%
      65,000  MAY DEPARTMENT STORES COMPANY                                          5.95            11/01/2008            64,928
                                                                                                                    -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.56%
      95,000  DR HORTON INCORPORATED                                                 7.50            12/01/2007            94,716
      55,000  K HOVNANIAN ENTERPRISES INCORPORATED<<                                10.50            10/01/2007            54,794

                                                                                                                          149,510
                                                                                                                    -------------
COMMUNICATIONS: 0.86%
      65,000  ALAMOSA DELAWARE INCORPORATED                                          8.50            01/31/2012            67,820
     110,000  ECHOSTAR DBS CORPORATION                                               5.75            10/01/2008           109,313
      50,000  QWEST CORPORATION+/-                                                   8.60            06/15/2013            52,750

                                                                                                                          229,883
                                                                                                                    -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
COMPUTER HARDWARE: 0.74%
$    200,000  IBM CORPORATION SERIES MTN                                             3.80%           02/01/2008     $     198,558
                                                                                                                    -------------
DEPOSITORY INSTITUTIONS: 2.60%
     350,000  BANK ONE                                                               6.25            02/15/2008           350,299
     250,000  M&I MARSHALL & ILSLEY BANK SERIES BN+/-                                5.63            12/04/2012           250,024
     100,000  PNC FUNDING CORPORATION+/-                                             5.50            01/31/2012            98,398

                                                                                                                          698,721
                                                                                                                    -------------
ELECTRIC, GAS & SANITARY SERVICES: 3.81%
     200,000  ENTERGY GULF STATES INCORPORATED+/-                                    5.76            12/01/2009           198,135
     110,000  ENTERGY GULF STATES INCORPORATED                                       5.12            08/01/2010           108,578
     255,000  GEORGIA POWER CAPITAL TRUST VI+/-                                      4.88            11/01/2042           255,116
      40,000  IPALCO ENTERPRISES INCORPORATED                                        8.38            11/14/2008            40,500
     195,000  NISOURCE CAPITAL MARKETS INCORPORATED                                  6.78            12/01/2027           196,046
     225,000  TXU ELECTRIC DELIVERY COMPANY                                          5.00            09/01/2007           225,000

                                                                                                                        1,023,375
                                                                                                                    -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.92%
     250,000  NATIONAL SEMICONDUCTOR CORPORATION+/-                                  5.61            06/15/2010           247,731
                                                                                                                    -------------
FOOD & KINDRED PRODUCTS: 2.28%
     255,000  DIAGEO CAPITAL PLC                                                     3.50            11/19/2007           253,736
     165,000  GENERAL MILLS INCORPORATED+/-                                          5.49            01/22/2010           164,376
     100,000  HJ HEINZ COMPANY++                                                     6.43            12/01/2008           101,056
      95,000  KRAFT FOODS INCORPORATED                                               4.00            10/01/2008            93,383

                                                                                                                          612,551
                                                                                                                    -------------
FOOD STORES: 0.60%
     160,000  SAFEWAY INCORPORATED                                                   7.00            09/15/2007           159,997
                                                                                                                    -------------
GENERAL MERCHANDISE STORES: 0.37%
     100,000  CVS CAREMARK CORPORATION+/-                                            5.66            06/01/2010            99,567
                                                                                                                    -------------
HOLDING & OTHER INVESTMENT OFFICES: 1.02%
     275,000  CORE INVESTMENT GRADE TRUST+/-                                         4.64            11/30/2007           274,139
                                                                                                                    -------------
INSURANCE CARRIERS: 0.47%
     125,000  UNUMPROVIDENT CORPORATION                                              5.86            05/15/2009           126,365
                                                                                                                    -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.62%
     160,000  XEROX CORPORATION                                                      7.13            06/15/2010           165,309
                                                                                                                    -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.95%
     160,000  COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN+/-                        5.60            04/30/2008           153,658
     110,000  DISCOVER FINANCIAL SERVICES+/-++                                       5.89            06/11/2010           110,041
     130,000  GMAC LLC                                                               5.85            01/14/2009           123,493
     225,000  HSBC FINANCE CORPORATION                                               5.84            02/15/2008           225,743
     300,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                            5.87            07/31/2008           302,320
     175,000  RESIDENTIAL CAPITAL CORPORATION+/-<<                                   6.66            11/21/2008           147,000

                                                                                                                        1,062,255
                                                                                                                    -------------
OIL & GAS EXTRACTION: 0.48%
     130,000  ANADARKO PETROLEUM CORPORATION+/-                                      5.76            09/15/2009           129,266
                                                                                                                    -------------
PAPER & ALLIED PRODUCTS: 0.93%
     250,000  INTERNATIONAL PAPER COMPANY                                            6.50            11/15/2007           250,035
                                                                                                                    -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.26%
$     70,000  THE E.W. SCRIPPS COMPANY                                               3.75%           02/15/2008     $      69,304
                                                                                                                    -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.95%
     100,000  CHELSEA GCA REALTY PARTNERSHIP LP                                      7.25            10/21/2007           100,131
     160,000  DUKE REALTY LP                                                         3.35            01/15/2008           158,268
     120,000  EQUITY ONE INCORPORATED                                                3.88            04/15/2009           116,938
     150,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                  5.69            07/11/2011           149,642

                                                                                                                          524,979
                                                                                                                    -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.09%
     300,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN1+/-                   5.43            03/23/2009           293,768
                                                                                                                    -------------
TRANSPORTATION EQUIPMENT: 1.32%
     255,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                   5.71            03/13/2009           254,267
     100,000  JOHNSON CONTROLS INCORPORATED+/-                                       5.59            01/17/2008           100,051

                                                                                                                          354,318
                                                                                                                    -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.61%
     165,000  CARDINAL HEALTH INCORPORATED+/-++                                      5.63            10/02/2009           165,128
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $6,958,725)                                                                         6,899,687
                                                                                                                    -------------
FOREIGN CORPORATE BONDS: 3.48%
      40,000  PEMEX FINANCE LIMITED                                                  9.69            08/15/2009            41,600
     100,000  SABMILLER PLC+/-++                                                     5.66            07/01/2009           100,200
     160,000  TELEFONOS DE MEXICO SA                                                 4.50            11/19/2008           158,560
     200,000  TRANSOCEAN INCORPORATED+/-                                             5.56            09/05/2008           199,976
     230,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                          6.50            12/15/2008           232,465
     200,000  YORKSHIRE POWER FINANCE SERIES B                                       6.50            02/25/2008           201,505

TOTAL FOREIGN CORPORATE BONDS@ (COST $932,829)                                                                            934,306
                                                                                                                    -------------
MUNICIPAL BONDS & NOTES: 3.79%

CALIFORNIA: 1.50%

     100,000  ANAHEIM CA PUBLIC IMPROVEMENTS PROJECT PREREFUNDED SERIES B
              (LEASE REVENUE, FIRST SECURITY BANK LOC)SS.                            7.38            09/01/2020           102,000
     300,000  SACRAMENTO COUNTY CA PENSION FUNDING SERIES C-1 (OTHER
              REVENUE, MBIA INSURED)                                                 6.50            07/10/2030           300,000

                                                                                                                          402,000
                                                                                                                    -------------
ILLINOIS: 0.10%
      30,000  PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)^                            5.43            12/01/2008            27,905
                                                                                                                    -------------
MASSACHUSETTS: 0.59%
     155,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
              UNIVERSITY REVENUE, MBIA INSURED)                                      7.04            10/01/2028           159,600
                                                                                                                    -------------
NEW JERSEY: 0.49%
     130,000  BAYONNE NJ REDEVELOPMENT AGENCY (OTHER REVENUE)                        5.59            04/11/2009           130,395
                                                                                                                    -------------
NEW YORK: 1.11%
     300,000  NEW YORK STATE DORMITORY AUTHORITY (HCFR)                              3.45            02/15/2008           297,973
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $1,018,576)                                                                         1,017,873
                                                                                                                    -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
COLLATERAL FOR SECURITIES LENDING: 1.92%

COLLATERAL INVESTED IN OTHER ASSETS: 1.92%
$      1,776  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                               5.59%           11/21/2007     $       1,776
          20  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.48            01/18/2008                20
         178  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                     5.46            09/27/2007               178
       7,104  AMSTERDAM FUNDING CORPORATION                                          6.16            09/18/2007             7,090
       4,129  ATLAS CAPITAL FUNDING CORPORATION++                                    5.32            09/13/2007             4,124
       7,104  ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.50            04/25/2008             7,103
       4,440  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.10            10/25/2007             4,440
       4,440  ATOMIUM FUNDING CORPORATION++                                          5.89            09/19/2007             4,431
       8,881  BASF FINANCE EUROPE NV+/-++                                            5.35            09/19/2008             8,878
         915  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.96            09/27/2007               914
       4,440  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.46            10/05/2007             4,440
      17,761  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
              (MATURITY VALUE $17,772)                                               5.60            09/04/2007            17,761
       8,881  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $8,886)                5.55            09/04/2007             8,881
       8,570  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                      5.50            10/03/2007             8,566
       5,328  BNP PARIBAS+/-                                                         5.33            05/07/2008             5,321
      17,761  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $17,772)                                               5.58            09/04/2007            17,761
       7,104  BRYANT PARK FUNDING LLC++                                              6.12            09/19/2007             7,089
       5,328  BUCKINGHAM III CDO                                                     5.34            09/17/2007             5,318
       4,440  CEDAR SPRINGS CAPITAL COMPANY                                          5.37            09/07/2007             4,438
       1,547  CHARIOT FUNDING LLC++                                                  5.89            09/25/2007             1,542
       5,062  CHEYNE FINANCE LLC+/-++                                                5.05            02/25/2008             4,809
       1,776  CIT GROUP INCORPORATED+/-                                              5.43            12/19/2007             1,756
      48,843  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $48,873)                                               5.58            09/04/2007            48,843
       1,421  CLIPPER RECEIVABLES CORPORATION                                        6.15            09/19/2007             1,418
       4,058  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                        5.45            09/04/2007             4,058
       3,996  CREDIT AGRICOLE SA                                                     5.34            02/25/2008             3,994
         407  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-            5.73            10/29/2007               407
      39,815  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $39,840)                                5.60            09/04/2007            39,815
      10,657  CULLINAN FINANCE CORPORATION                                           5.31            09/04/2007            10,657
       4,440  CULLINAN FINANCE CORPORATION+/-++                                      5.45            08/04/2008             4,439
       4,618  DEER VALLEY FUNDING LLC++                                              5.39            09/12/2007             4,613
       4,440  DEER VALLEY FUNDING LLC++                                              5.89            09/14/2007             4,434
       6,216  EBBETS FUNDING LLC                                                     6.23            09/25/2007             6,197
       6,216  FALCON ASSET SECURITIZATION CORPORATION++                              5.30            09/14/2007             6,207
       2,664  FALCON ASSET SECURITIZATION CORPORATION                                5.37            11/06/2007             2,640
         178  FIVE FINANCE INCORPORATED+/-++                                         5.33            09/13/2007               178
       1,776  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.40            10/31/2007             1,761
       2,842  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.67            06/16/2008             2,842
       3,552  HARRIER FINANCE FUNDING LLC                                            6.12            09/05/2007             3,552
       6,216  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.66            08/16/2008             6,216
      17,441  K2 (USA) LLC                                                           6.14            10/05/2007            17,363
       6,394  KESTREL FUNDING US LLC+/-++                                            5.48            02/25/2008             6,394
         888  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          6.30            09/05/2007               888
       2,664  LEXINGTON PARKER CAPITAL CORPORATION                                   5.78            09/13/2007             2,661
         444  LIBERTY LIGHT US CAPITAL+/-++                                          5.09            11/21/2007               444
       5,151  LIBERTY STREET FUNDING CORPORATION                                     6.09            09/18/2007             5,140
       7,104  LIBERTY STREET FUNDING CORPORATION                                     6.25            09/27/2007             7,081
      13,321  LIQUID FUNDING LIMITED+/-++                                            5.33            06/11/2008            13,319
         178  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                              5.53            02/15/2008               178
         133  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                    5.61            01/02/2008               133
       4,440  METLIFE GLOBAL FUNDING I+/-++SS.                                       5.49            10/21/2008             4,435
       3,552  MONT BLANC CAPITAL CORPORATION                                         6.07            09/24/2007             3,542
         382  MORGAN STANLEY+/-                                                      5.48            11/09/2007               382
       2,664  MORGAN STANLEY+/-                                                      5.45            04/07/2008             2,664
      14,209  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $14,218)                                               5.58            09/04/2007            14,209

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     17,761  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $17,772)                                               5.58%           09/04/2007     $      17,761
       2,731  MORGAN STANLEY SERIES EXL+/-                                           5.69            09/15/2008             2,726
       4,440  NATEXIS BANQUES POPULAIRES+/-++                                        5.35            11/09/2007             4,441
       2,131  NORTH SEA FUNDING LLC++                                                5.40            09/10/2007             2,129
       3,357  NORTH SEA FUNDING LLC++                                                5.91            09/13/2007             3,352
       4,440  PARK AVENUE RECEIVABLES CORPORATION                                    6.06            09/11/2007             4,436
       3,907  PERRY GLOBAL FUNDING LLC SERIES A                                      6.21            09/11/2007             3,903
       3,161  PREMIUM ASSET TRUST+/-++                                               5.50            07/15/2008             3,164
       8,340  RACERS TRUST SERIES 2004-6-MM+/-++                                     5.55            02/22/2008             8,342
       7,904  SANTANDER CENTRAL HISPANO FINANCE SA                                   5.28            09/26/2007             7,878
       3,197  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                             5.33            10/26/2007             3,197
       2,647  SHEFFIELD RECEIVABLES CORPORATION++                                    5.81            09/14/2007             2,643
      13,321  SHEFFIELD RECEIVABLES CORPORATION++                                    6.02            09/20/2007            13,290
       3,552  SLM CORPORATION+/-++                                                   5.54            05/12/2008             3,499
       7,104  STANFIELD VICTORIA FUNDING LLC+/-++                                    5.36            04/03/2008             7,106
       3,019  SURREY FUNDING CORPORATION                                             5.83            09/06/2007             3,019
       4,867  TASMAN FUNDING INCORPORATED++                                          5.29            09/28/2007             4,850
       2,131  TEMPUS FUNDING LLC++                                                   6.19            09/27/2007             2,124
         396  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.79            09/18/2007               395
       3,354  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   6.09            09/20/2007             3,346
       3,414  THE TRAVELERS INSURANCE COMPANY+/-                                     5.40            02/08/2008             3,413
       1,776  THREE RIVERS FUNDING CORPORATION                                       5.81            09/13/2007             1,774
       5,759  THUNDER BAY FUNDING INCORPORATED                                       6.05            09/25/2007             5,741
      17,761  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              5.57            08/01/2008            17,761
       2,582  TULIP FUNDING CORPORATION                                              6.12            09/21/2007             2,576
       4,440  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.35            08/09/2008             4,441
         959  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.36            12/03/2007               959
         302  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.36            12/13/2007               301
       2,664  VERSAILLES CDS LLC                                                     5.31            09/07/2007             2,663
       1,821  VERSAILLES CDS LLC++                                                   5.40            09/24/2007             1,815
       4,440  VICTORIA FINANCE LLC+/-++                                              5.35            05/02/2008             4,440
       4,440  VICTORIA FINANCE LLC+/-++                                              5.47            08/07/2008             4,440
         967  WHISTLEJACKET CAPITAL LIMITED                                          5.32            09/28/2007               964
         266  WINDMILL FUNDING CORPORATION++                                         5.28            09/14/2007               266
          18  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                  5.36            10/19/2007                18
       3,552  YORKTOWN CAPITAL LLC++                                                 6.06            09/12/2007             3,548
       1,776  ZELA FINANCE CORPORATION                                               5.34            10/26/2007             1,765

                                                                                                                          516,226
                                                                                                                    -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $516,226)                                                                   516,226
                                                                                                                    -------------

SHARES
SHORT-TERM INVESTMENTS: 11.52%

MUTUAL FUNDS: 11.37%
   3,056,596  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              3,056,596

PRINCIPAL
US TREASURY BILLS: 0.15%
$     40,000  US TREASURY BILL^                                                      4.88            10/25/2007            39,775

TOTAL SHORT-TERM INVESTMENTS (COST $3,096,326)                                                                          3,096,371
                                                                                                                    -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $27,840,363)*                         102.35%                                                                 $  27,501,912

OTHER ASSETS AND LIABILITIES, NET            (2.35)                                                                      (631,355)
                                            ------                                                                  -------------

TOTAL NET ASSETS                            100.00%                                                                 $  26,870,557
                                            ------                                                                  -------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(I)   ILLIQUID SECURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,056,596.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

     Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

     Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

     Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

     Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

     Dividend income is recognized on the ex dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE                                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       --Association of Bay Area Governments
ADR        --American Depositary Receipt
AMBAC      --American Municipal Bond Assurance Corporation
AMT        --Alternative Minimum Tax
ARM        --Adjustable Rate Mortgages
BART       --Bay Area Rapid Transit
CDA        --Community Development Authority
CDO        --Collateralized Debt Obligation
CDSC       --Contingent Deferred Sales Charge
CGIC       --Capital Guaranty Insurance Company
CGY        --Capital Guaranty Corporation
COP        --Certificate of Participation
CP         --Commercial Paper
CTF        --Common Trust Fund
DW&P       --Department of Water & Power
DWR        --Department of Water Resources
ECFA       --Educational & Cultural Facilities Authority
EDFA       --Economic Development Finance Authority
ETET       --Eagle Tax-Exempt Trust
FFCB       --Federal Farm Credit Bank
FGIC       --Financial Guaranty Insurance Corporation
FHA        --Federal Housing Authority
FHAG       --Federal Housing Agency
FHLB       --Federal Home Loan Bank
FHLMC      --Federal Home Loan Mortgage Corporation
FNMA       --Federal National Mortgage Association
GDR        --Global Depositary Receipt
GNMA       --Government National Mortgage Association
GO         --General Obligation
HCFR       --Healthcare Facilities Revenue
HEFA       --Health & Educational Facilities Authority
HEFAR      --Higher Education Facilities Authority Revenue
HFA        --Housing Finance Authority
HFFA       --Health Facilities Financing Authority
IDA        --Industrial Development Authority
IDAG       --Industrial Development Agency
IDR        --Industrial Development Revenue
LIBOR      --London Interbank Offered Rate
LLC        --Limited Liability Corporation
LOC        --Letter of Credit
LP         --Limited Partnership
MBIA       --Municipal Bond Insurance Association
MFHR       --Multi-Family Housing Revenue
MTN        --Medium Term Note
MUD        --Municipal Utility District
PCFA       --Pollution Control Finance Authority
PCR        --Pollution Control Revenue
PFA        --Public Finance Authority
PFFA       --Public Facilities Financing Authority
plc        --Public Limited Company
PSFG       --Public School Fund Guaranty
R&D        --Research & Development
RDA        --Redevelopment Authority
RDFA       --Redevelopment Finance Authority
REITS      --Real Estate Investment Trusts
SFHR       --Single Family Housing Revenue
SFMR       --Single Family Mortgage Revenue
SLMA       --Student Loan Marketing Association
TBA        --To Be Announced
TRAN       --Tax Revenue Anticipation Notes
USD        --Unified School District
XLCA       --XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:
1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and



         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  October 19, 2007

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt certify that:
1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  October 19, 2007

/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Funds Trust


                                                     By:    /s/ Karla M. Rabusch

                                                            Karla M. Rabusch
                                                            President




Date: October 19, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                   Wells Fargo Funds Trust



                                                   By: /s/ Karla M. Rabusch


                                                        Karla M. Rabusch
                                                        President



                                                   By:  /s/ Stephen W. Leonhardt


                                                        Stephen W. Leonhardt
                                                        Treasurer


Date: October 19, 2007